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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for eleven of its series, Evergreen Disciplined Small-Mid Value Fund, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Golden Mid Cap Core Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the six months ended January 31, 2008. These eleven series have a July 31 fiscal year end.

Date of reporting period: January 31, 2008

Item 1 - Reports to Stockholders.

Evergreen Disciplined Small-Mid Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Disciplined Small-Mid Value Fund, covering the six-month period ended January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product

1

LETTER TO SHAREHOLDERS continued

rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in

2

LETTER TO SHAREHOLDERS continued

established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of January 31, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/14/2005

	Class A	Class I
Class inception date	12/14/2005	12/14/2005

Nasdaq symbol	EDASX	EDISX

6-month return with sales charge	-15.11%	N/A

6-month return w/o sales charge	-9.90%	-9.75%

Average annual return*

1-year with sales charge	-21.15%	N/A

1-year w/o sales charge	-16.32%	-16.02%

Since portfolio inception	-2.19%	0.84%

Maximum sales charge	5.75%	N/A
	Front-end

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I, please go to EvergreenInvestments.com/fundperformance. Class A shares are not available for sale to the public. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Disciplined Small-Mid Value Fund Class I shares versus a similar investment in the Russell 2500 Value Index (Russell 2500 Value) and the Consumer Price Index (CPI).

The Russell 2500 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 901.05	$ 5.64
Class I	$ 1,000.00	$ 902.53	$ 4.40
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.20	$ 5.99
Class I	$ 1,000.00	$ 1,020.51	$ 4.67

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.18% for Class A and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS A	(unaudited)	2007	2006[1]

Net asset value, beginning of period	$11.07	$10.44	$10.00

Income from investment operations
Net investment income (loss)	0.07	0.08	0.06
Net realized and unrealized gains or losses on investments	(1.15)	0.72[2]	0.38

Total from investment operations	(1.08)	0.80	0.44

Distributions to shareholders from
Net investment income	(0.09)	(0.12)	0
Net realized gains	(0.25)	(0.05)	0

Total distributions to shareholders	(0.34)	(0.17)	0

Net asset value, end of period	$ 9.65	$11.07	$10.44

Total return[3]	(9.90%)	7.59%	4.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 27	$ 32	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.18%[4]	1.16%	1.11%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.44%[4]	1.90%	3.38%[4]
Net investment income (loss)	1.14%[4]	1.45%	0.97%[4]
Portfolio turnover rate	35%	73%	63%

1 For the period from December 14, 2005 (commencement of class operations), to July 31, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS I	(unaudited)	2007	2006[1]

Net asset value, beginning of period	$ 11.11	$ 10.45	$10.00

Income from investment operations
Net investment income (loss)	0.08	0.12	0.07
Net realized and unrealized gains or losses on investments	(1.14)	0.72[2]	0.38

Total from investment operations	(1.06)	0.84	0.45

Distributions to shareholders from
Net investment income	(0.11)	(0.13)	0
Net realized gains	(0.25)	(0.05)	0

Total distributions to shareholders	(0.36)	(0.18)	0

Net asset value, end of period	$ 9.69	$ 11.11	$10.45

Total return	(9.75%)	7.94%	4.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,424	$27,816	$6,665
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[3]	0.92%	0.93%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.13%[3]	1.61%	3.20%[3]
Net investment income (loss)	1.39%[3]	1.76%	1.20%[3]
Portfolio turnover rate	35%	73%	63%

1 For the period from December 14, 2005 (commencement of class operations), to July 31, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 10.6%
Auto Components 1.2%
BorgWarner, Inc.	2,748	$ 139,076
Lear Corp.	4,850	142,396

		281,472

Diversified Consumer Services 0.5%
Stewart Enterprises, Inc., Class A	15,676	111,613

Hotels, Restaurants & Leisure 1.6%
Bob Evans Farms, Inc.	4,289	127,555
IHOP Corp. (p)	2,506	133,420
O’Charley’s, Inc. *	7,921	109,864

		370,839

Household Durables 2.2%
American Greetings Corp., Class A	5,914	121,356
BLYTH, Inc.	6,499	141,613
NVR, Inc. *	182	114,933
Tupperware Brands Corp.	3,595	133,015

		510,917

Leisure Equipment & Products 0.8%
Hasbro, Inc.	7,473	194,074

Media 2.5%
DreamWorks Animation SKG, Inc., Class A *	6,019	147,164
Marvel Entertainment, Inc.	5,888	166,042
Media General, Inc., Class A	3,956	75,096
R.H. Donnelley Corp.	2,602	78,242
Scholastic Corp. *	3,323	113,879

		580,423

Specialty Retail 1.2%
Asbury Automotive Group, Inc.	1,671	23,695
Barnes & Noble, Inc.	4,451	151,111
RadioShack Corp.	6,391	110,884

		285,690

Textiles, Apparel & Luxury Goods 0.6%
Jones Apparel Group, Inc.	8,858	148,814

CONSUMER STAPLES 5.7%
Beverages 0.9%
Molson Coors Brewing Co., Class B	4,885	218,213

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	4,536	117,936
Longs Drug Stores Corp.	2,875	132,279
Spartan Stores, Inc.	4,338	76,262

		326,477

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.3%
Corn Products International, Inc.	3,925	$ 133,270
Del Monte Foods Co.	5,649	180,994

		314,264

Household Products 0.5%
Church & Dwight Co.	2,011	107,025

Personal Products 0.8%
Alberto-Culver Co.	7,366	197,335

Tobacco 0.8%
Universal Corp.	3,537	176,178

ENERGY 6.0%
Energy Equipment & Services 2.9%
Grey Wolf, Inc. *	21,162	126,126
Patterson-UTI Energy, Inc.	4,795	93,792
SEACOR Holdings, Inc.	2,031	179,134
Tidewater, Inc.	2,396	126,892
Trico Marine Services, Inc.	4,894	157,048

		682,992

Oil, Gas & Consumable Fuels 3.1%
Continental Resources, Inc.	5,011	124,824
Frontier Oil Corp.	4,423	155,999
Helix Energy Solutions, Inc. *	3,134	115,864
Mariner Energy, Inc. *	6,650	166,649
Swift Energy Co. *	2,169	93,593
Tesoro Corp.	1,844	72,008

		728,937

FINANCIALS 25.7%
Capital Markets 2.4%
Jefferies Group, Inc.	2,906	58,759
Knight Capital Group, Inc., Class A *	8,529	142,861
MCG Capital Corp.	6,675	88,470
Raymond James Financial, Inc.	4,486	126,012
Waddell & Reed Financial, Inc., Class A	4,676	155,150

		571,252

Commercial Banks 6.5%
Banco Latinoamericano de Exportaciones SA	6,759	104,291
BOK Financial Corp.	1,481	80,685
Center Financial Corp.	4,137	47,906
Central Pacific Financial Corp.	3,614	68,666
Colonial BancGroup, Inc. (p)	5,171	81,185
East West Bancorp, Inc.	3,545	85,293
Hanmi Financial Corp.	5,029	43,650

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Irwin Financial Corp.	8,198	$ 94,195
Oriental Financial Group, Inc.	9,705	154,989
Pacific Capital Bancorp	4,074	87,591
Peoples Bancorp, Inc.	4,967	117,321
Popular, Inc. (p)	15,254	206,234
Simmons First National Corp., Class A	2,116	59,989
South Financial Group, Inc.	5,808	100,362
Southwest Bancorp, Inc.	5,668	99,700
Taylor Capital Group, Inc.	4,608	90,271

		1,522,328

Consumer Finance 0.4%
Cash America International, Inc.	2,867	93,206

Diversified Financial Services 0.6%
Nasdaq Stock Market, Inc. *	2,896	133,998

Insurance 10.5%
Allied World Assurance Co. Holdings, Ltd.	2,647	125,060
American Physicians Capital, Inc.	1,762	72,806
Arch Capital Group, Ltd.	2,939	207,082
Aspen Insurance Holdings, Ltd.	6,728	189,864
Axis Capital Holdings, Ltd.	6,456	258,498
Cathay Financial Holding Co., Ltd.	3,190	82,545
HCC Insurance Holdings, Inc.	5,690	158,523
IPC Holdings, Ltd.	6,671	171,645
National Financial Partners Corp.	1,726	62,309
PartnerRe, Ltd.	2,253	178,618
Reinsurance Group of America, Inc.	2,983	172,924
RenaissanceRe Holdings, Ltd.	3,996	227,732
Safety Insurance Group, Inc.	2,998	116,982
TransAtlantic Holdings, Inc.	1,433	97,731
Universal American Financial Corp.	6,725	186,484
Zenith National Insurance Corp.	3,844	153,068

		2,461,871

Real Estate Investment Trusts 4.5%
Agree Realty Corp.	4,376	129,180
Arbor Realty Trust, Inc.	4,895	86,984
Capital Trust, Inc., Class A (p)	1,946	55,831
Deerfield Capital Corp. (p)	8,200	65,518
First Industrial Realty Trust, Inc.	2,837	98,813
Gramercy Capital Corp. (p)	2,927	67,760
Hospitality Properties Trust	4,671	158,580
HRPT Properties Trust	12,954	102,984
LaSalle Hotel Properties	3,564	97,689

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts continued
LTC Properties, Inc.	2,098	$ 54,653
Newcastle Investment Corp.	3,538	44,225
Potlatch Corp.	2,387	102,474

		1,064,691

Thrifts & Mortgage Finance 0.8%
Corus Bankshares, Inc. (p)	5,122	65,152
FirstFed Financial Corp. * (p)	1,620	67,959
PMI Group, Inc.	4,827	45,856

		178,967

HEALTH CARE 6.5%
Biotechnology 0.5%
Applera Corp. - Celera Genomics Group *	8,328	127,585

Health Care Equipment & Supplies 0.3%
Varian Medical Systems, Inc.	1,228	66,619

Health Care Providers & Services 3.0%
AMERIGROUP Corp. *	4,791	179,758
Centene Corp. *	5,771	138,158
Health Net, Inc. *	2,343	108,926
HealthSpring, Inc. *	6,498	134,444
Molina Healthcare, Inc. *	3,919	133,677

		694,963

Life Sciences Tools & Services 1.5%
Charles River Laboratories International, Inc. *	2,740	170,154
Invitrogen Corp. *	1,986	170,140

		340,294

Pharmaceuticals 1.2%
King Pharmaceuticals, Inc. *	13,183	138,290
Watson Pharmaceuticals, Inc. *	5,727	149,532

		287,822

INDUSTRIALS 11.3%
Aerospace & Defense 0.2%
Curtiss-Wright Corp.	1,369	57,087

Air Freight & Logistics 0.4%
Pacer International, Inc.	5,719	97,966

Airlines 0.5%
UAL Corp.	3,122	118,480

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.2%
Bowne & Co.	6,580	$ 80,934
Deluxe Corp.	3,559	86,555
RSC Holdings, Inc.	7,239	79,629
Spherion Corp. *	20,240	135,203
United Stationers, Inc. *	2,242	123,893

		506,214

Construction & Engineering 1.0%
EMCOR Group, Inc.	6,512	142,808
Perini Corp. *	2,572	89,892

		232,700

Electrical Equipment 1.1%
Acuity Brands, Inc.	2,837	129,456
Hubbell, Inc., Class B	2,542	121,203

		250,659

Industrial Conglomerates 1.2%
Teleflex, Inc.	2,511	148,450
Tredegar Corp.	9,715	134,650

		283,100

Machinery 3.7%
AGCO Corp. *	2,946	177,408
Gardner Denver, Inc. *	5,225	169,499
Mueller Industries, Inc.	5,397	151,116
SPX Corp.	2,101	211,361
Timken Co.	5,518	166,809

		876,193

Road & Rail 0.4%
Hertz Global Holdings, Inc.	6,990	104,291

Trading Companies & Distributors 0.6%
GATX Corp.	3,533	132,841

INFORMATION TECHNOLOGY 10.6%
Communications Equipment 2.6%
ADC Telecommunications, Inc. *	6,414	94,863
Adtran, Inc.	5,038	104,841
CommScope, Inc. *	2,130	94,130
Extreme Networks, Inc. *	32,630	112,573
Plantronics, Inc.	4,687	89,522
Tekelec *	9,923	118,977

		614,906

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.0%
Lexmark International, Inc., Class A *	3,385	$ 122,571
QLogic Corp. *	7,153	102,288

		224,859

Electronic Equipment & Instruments 1.6%
Avnet, Inc. *	4,028	143,437
AVX Corp.	2,668	34,764
Littelfuse, Inc. *	2,868	87,158
Tech Data Corp. *	3,052	104,928

		370,287

IT Services 2.1%
CACI International, Inc., Class A *	3,224	140,534
CIBER, Inc.	16,403	79,063
Hewitt Associates, Inc., Class A *	3,881	144,257
ManTech International Corp., Class A *	2,938	120,164

		484,018

Semiconductors & Semiconductor Equipment 2.0%
Amkor Technology, Inc. *	8,266	63,152
Entegris, Inc. *	12,323	94,887
Integrated Device Technology, Inc.	10,536	78,493
RF Micro Devices Inc.	14,759	47,672
Teradyne, Inc. *	10,098	110,775
Zoran Corp. *	6,706	79,131

		474,110

Software 1.3%
Compuware Corp. *	13,460	114,410
Lawson Software, Inc.	10,452	90,828
Parametric Technology Corp.	6,718	110,511

		315,749

MATERIALS 8.0%
Chemicals 5.3%
Celanese Corp., Ser. A	5,607	208,468
Cytec Industries, Inc.	2,413	136,600
Eastman Chemical Co.	1,386	91,573
H.B. Fuller Co.	6,049	125,577
International Flavors & Fragrances, Inc.	2,626	111,894
Lubrizol Corp.	3,953	207,967
OM Group, Inc.	2,896	166,173
PolyOne Corp. *	13,571	83,598
Spartech Corp.	8,081	119,033

		1,250,883

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.6%
Carpenter Technology Corp.	2,824	$ 174,071
Quanex Corp.	3,798	199,053

		373,124

Paper & Forest Products 1.1%
Buckeye Technologies, Inc.	8,862	116,535
Schweitzer-Mauduit International, Inc.	6,045	144,113

		260,648

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 1.4%
CenturyTel, Inc.	4,563	168,420
IDT Corp., Class B *	11,658	80,907
Premiere Global Services, Inc. *	7,496	91,376

		340,703

Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	2,973	156,796

UTILITIES 10.8%
Electric Utilities 3.4%
CMS Energy Corp.	11,904	186,536
Northeast Utilities	7,251	200,998
Pepco Holdings, Inc.	9,848	250,730
UIL Holdings Corp.	4,571	156,099

		794,363

Gas Utilities 4.3%
AGL Resources, Inc.	3,338	126,343
Energen Corp.	2,896	182,159
Northwest Natural Gas Co.	1,910	90,991
ONEOK, Inc.	5,033	236,551
Southern Union Co.	3,692	100,349
UGI Corp.	3,857	102,926
WGL Holdings, Inc.	5,146	165,907

		1,005,226

Multi-Utilities 3.1%
Alliant Energy Corp.	4,914	181,327
CenterPoint Energy, Inc.	8,374	134,068
NSTAR	6,214	201,520
OGE Energy Corp.	6,258	204,824

		721,739

Total Common Stocks (cost $26,036,196)		22,825,801

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 6.4%
U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bill, 2.70%, 03/20/2008 ß ƒ	$ 100,000	$ 99,640

	Shares	Value

MUTUAL FUND SHARES 6.0%
AIM Short-Term Investments Trust Government & Agency Portfolio,
Class I, 3.72% q (pp)	736,701	736,701
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø	656,308	656,308

		1,393,009

Total Short-Term Investments (cost $1,492,649)		1,492,649

Total Investments (cost $27,528,845) 103.7%		24,318,450
Other Assets and Liabilities (3.7%)		(867,080)

Net Assets 100.0%		$ 23,451,370

(p)	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Financials	26.4%
Industrials	11.6%
Utilities	11.0%
Information Technology	10.9%
Consumer Discretionary	10.9%
Materials	8.3%
Health Care	6.6%
Energy	6.2%
Consumer Staples	5.9%
Telecommunication Services	2.2%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $26,872,537) including $730,579
of securities loaned	$ 23,662,142
Investments in affiliated money market fund, at value (cost $656,308)	656,308

Total investments	24,318,450
Receivable for securities sold	991,005
Dividends receivable	32,378
Receivable for daily variation margin on open futures contracts	15,620
Receivable for securities lending income	2,491
Prepaid expenses and other assets	5,480

Total assets	25,365,424

Liabilities
Payable for securities purchased	1,140,825
Payable for Fund shares redeemed	20,960
Payable for securities on loan	736,701
Advisory fee payable	319
Due to other related parties	213
Accrued expenses and other liabilities	15,036

Total liabilities	1,914,054

Net assets	$ 23,451,370

Net assets represented by
Paid-in capital	$ 28,057,673
Undistributed net investment income	66,887
Accumulated net realized losses on investments	(1,422,676)
Net unrealized losses on investments	(3,250,514)

Total net assets	$ 23,451,370

Net assets consists of
Class A	$ 27,453
Class I	23,423,917

Total net assets	$ 23,451,370

Shares outstanding (unlimited number of shares authorized)
Class A	2,846
Class I	2,417,228

Net asset value per share
Class A	$ 9.65
Class A—Offering price (based on sales charge of 5.75%)	$ 10.24
Class I	$ 9.69

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $725)	$ 264,747
Income from affiliate	20,874
Securities lending	12,128
Interest	4,443

Total investment income	302,192

Expenses
Advisory fee	91,558
Distribution Plan expenses	46
Administrative services fee	13,029
Transfer agent fees	40
Trustees’ fees and expenses	421
Printing and postage expenses	9,031
Custodian and accounting fees	9,993
Registration and filing fees	14,405
Professional fees	9,680
Other	326

Total expenses	148,529
Less: Expense reductions	(403)
Fee waivers and expense reimbursements	(27,946)

Net expenses	120,180

Net investment income	182,012

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(1,279,798)
Futures contracts	(177,249)

Net realized losses on investments	(1,457,047)
Net change in unrealized gains or losses on investments	(1,433,862)

Net realized and unrealized gains or losses on investments	(2,890,909)

Net decrease in net assets resulting from operations	$ (2,708,897)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2008		Year Ended
	(unaudited)		July 31, 2007

Operations
Net investment income	$ 182,012		$ 213,560
Net realized gains or losses on investments		(1,457,047)		659,695
Net change in unrealized gains or losses
on investments		(1,433,862)		(1,977,985)

Net decrease in net assets resulting from
operations		(2,708,897)		(1,104,730)

Distributions to shareholders from
Net investment income
Class A		(228)		(337)
Class I		(270,849)		(92,917)
Net realized gains
Class A		(731)		(144)
Class I		(596,084)		(36,420)

Total distributions to shareholders		(867,892)		(129,818)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	0	0	2,727	29,688
Class I	392,784	4,191,843	2,084,856	25,040,612

		4,191,843		25,070,300

Net asset value of shares issued in
reinvestment of distributions
Class A	90	926	40	464
Class I	21,056	217,549	93	1,084

		218,475		1,548

Payment for shares redeemed
Class A	(111)	(1,115)	0	0
Class I	(500,074)	(5,229,008)	(219,189)	(2,655,406)

		(5,230,123)		(2,655,406)

Net increase (decrease) in net assets
resulting from capital share transactions		(819,805)		22,416,442

Total increase (decrease) in net assets		(4,396,594)		21,181,894
Net assets
Beginning of period		27,847,964		6,666,070

End of period	$ 23,451,370		$ 27,847,964

Undistributed net investment income	$ 66,887		$ 155,952

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Disciplined Small-Mid Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class A shares are currently not available for sale to the public. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase. For the six months ended January 31, 2008, the advisory fee was equivalent to 0.70% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2008, EIMC contractually and voluntarily waived its advisory fee in the amounts of $22,099 and $5,840, respectively, and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $7.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $8,907,610 and $9,329,848, respectively, for the six months ended January 31, 2008.

During the six months ended January 31, 2008, the Fund loaned securities to certain brokers. At January 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $730,579 and $736,701, respectively.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At January 31, 2008, the Fund had open long futures contracts outstanding as follows:

		Initial	Value at
		Contract	January 31,	Unrealized
Expiration	Contracts	Amount	2008	Loss

March 2008	3 Russell 2000	$ 229,418	$ 214,500	$14,918
	Mini Futures

March 2008	4 S&P MidCap	347,761	322,560	25,201
	400 Futures

On January 31, 2008 the aggregate cost of securities for federal income tax purposes was $27,537,286. The gross unrealized appreciation and depreciation on securities based on tax cost was $594,819 and $3,813,655, respectively, with a net unrealized depreciation of $3,218,836.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended January 31, 2008, the Fund had no borrowings.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Disciplined Small-Mid Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

26

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

27

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-year period ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Russell 2500 Value Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees also noted that the Fund’s management fee was lower than the management fees of the mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily

29

ADDITIONAL INFORMATION (unaudited) continued

provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

575707 rv2 03/2008

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575707 rv2 03/2008

Evergreen Disciplined Value Fund

Evergreen

DISCIPLINED VALUE FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
March 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Disciplined Value Fund, covering the six-month period ended January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product

1

LETTER TO SHAREHOLDERS continued

rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in

2

LETTER TO SHAREHOLDERS continued

established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of January 31, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/8/1992

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	5/8/1992

Nasdaq symbol	EDSAX	EDSBX	EDSCX	EDSIX

6-month return with sales charge	-9.81%	-8.89%	-5.55%	N/A

6-month return w/o sales charge	-4.31%	-4.71%	-4.72%	-4.20%

Average annual return*

1-year with sales charge	-9.71%	-9.15%	-5.82%	N/A

1-year w/o sales charge	-4.23%	-4.99%	-4.99%	-4.00%

5-year	13.41%	14.01%	14.22%	14.88%

10-year	6.42%	6.80%	6.79%	7.10%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Disciplined Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 956.91	$ 5.12
Class B	$ 1,000.00	$ 952.86	$ 8.79
Class C	$ 1,000.00	$ 952.83	$ 8.79
Class I	$ 1,000.00	$ 957.96	$ 3.89
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.91	$ 5.28
Class B	$ 1,000.00	$ 1,016.14	$ 9.07
Class C	$ 1,000.00	$ 1,016.14	$ 9.07
Class I	$ 1,000.00	$ 1,021.17	$ 4.01

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.04% for Class A, 1.79% for Class B, 1.79% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2008				Year Ended
CLASS A	(unaudited)	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$ 18.05	$ 16.62	$ 15.82	$16.96	$17.35

Income from investment operations
Net investment income (loss)	0.14	0.27	0.22	0.05	0.01
Net realized and unrealized gains or losses on investments	(0.83)	1.96	1.22	1.08	(0.36)

Total from investment operations	(0.69)	2.23	1.44	1.13	(0.35)

Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.19)	(0.04)	(0.04)
Net realized gains	(2.15)	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(2.28)	(0.80)	(0.64)	(2.27)	(0.04)

Net asset value, end of period	$ 15.08	$ 18.05	$ 16.62	$15.82	$16.96

Total return[3]	(4.31%)	13.60%	9.44%	7.76%	(2.01%)

Ratios and supplemental data
Net assets, end of period (thousands)	$88,290	$119,461	$13,428	$1,617	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%[4]	1.04%	1.15%	1.26%[4]	1.11%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.10%[4]	1.04%	1.17%	1.26%[4]	1.11%[4]
Net investment income (loss)	1.59%[4]	1.04%	1.14%	0.74%[4]	0.58%[4]
Portfolio turnover rate	26%	60%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2008				Year Ended
CLASS B	(unaudited)	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$17.96	$16.55	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.07	0.13	0.10	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	(0.83)	1.94	1.22	1.06	(0.34)

Total from investment operations	(0.76)	2.07	1.32	1.07	(0.34)

Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.11)	(0.02)	(0.04)
Net realized gains	(2.15)	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(2.21)	(0.66)	(0.56)	(2.25)	(0.04)

Net asset value, end of period	$14.99	$17.96	$16.55	$15.79	$16.97

Total return[4]	(4.71%)	12.70%	8.64%	7.35%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,740	$7,329	$5,070	$ 121	$ 5
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[5]	1.79%	1.89%	2.00%[5]	1.82%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.85%[5]	1.79%	1.91%	2.00%[5]	1.82%[5]
Net investment income (loss)	0.84%[5]	0.71%	0.47%	0.16%[5]	0.10%[5]
Portfolio turnover rate	26%	60%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,
	January 31, 2008				Year Ended
CLASS C	(unaudited)	2007	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$17.93	$16.53	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.07	0.13	0.12	0[3]	0
Net realized and unrealized gains or losses on investments	(0.83)	1.93	1.18	1.08	(0.34)

Total from investment operations	(0.76)	2.06	1.30	1.08	(0.34)

Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.11)	(0.03)	(0.04)
Net realized gains	(2.15)	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(2.21)	(0.66)	(0.56)	(2.26)	(0.04)

Net asset value, end of period	$14.96	$17.93	$16.53	$15.79	$16.97

Total return[4]	(4.72%)	12.65%	8.54%	7.37%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,376	$3,009	$1,617	$ 144	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[5]	1.79%	1.88%	2.16%[5]	1.85%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.85%[5]	1.79%	1.90%	2.16%[5]	1.85%[5]
Net investment income (loss)	0.83%[5]	0.70%	0.53%	(0.09%)[5]	(0.16%)[5]
Portfolio turnover rate	26%	60%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,			Year Ended April 30,
	January 31, 2008
CLASS I	(unaudited)	2007	2006	2005[1]	2005[2]	2004[2]	2003[2]

Net asset value, beginning of period	$ 18.01	$ 16.59	$ 15.81	$ 16.97	$ 16.14	$ 12.30	$ 15.29

Income from investment operations
Net investment income (loss)	0.16	0.32	0.24	0.05	0.12	0.08	0.09
Net realized and unrealized gains or losses
on investments	(0.83)	1.94	1.23	1.07	1.84[3]	3.83	(2.93)

Total from investment operations	(0.67)	2.26	1.47	1.12	1.96	3.91	(2.84)

Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.24)	(0.05)	(0.12)	(0.07)	(0.09)
Net realized gains	(2.15)	(0.53)	(0.45)	(2.23)	(1.01)	0	(0.06)

Total distributions to shareholders	(2.30)	(0.84)	(0.69)	(2.28)	(1.13)	(0.07)	(0.15)

Net asset value, end of period	$ 15.04	$ 18.01	$ 16.59	$ 15.81	$ 16.97	$ 16.14	$ 12.30

Total return	(4.20%)	13.85%	9.66%	7.65%	12.10%	31.87%[4]	(18.50%)[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$415,180	$559,719	$673,865	$157,238	$157,107	$313,929	$250,385
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%[5]	0.79%	0.88%	0.91%[5]	0.99%	0.99%	0.99%
Expenses excluding waivers/reimbursements
and expense reductions	0.85%[5]	0.79%	0.90%	0.91%[5]	1.20%	1.19%	1.19%
Net investment income (loss)	1.85%[5]	1.78%	1.45%	1.34%[5]	0.64%	0.54%	0.74%
Portfolio turnover rate	26%	60%	55%	15%	54%	33%	37%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 Effective at the close of business March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to March 21, 20 05 are those of SouthTrust Fund.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

4 Excluding any sales charges applicable to SouthTrust Fund

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 6.6%
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	73,027	$ 2,068,124
McDonald’s Corp.	90,178	4,829,032

		6,897,156

Leisure Equipment & Products 0.6%
Hasbro, Inc.	120,581	3,131,489

Media 2.9%
Meredith Corp.	37,412	1,757,990
Omnicom Group, Inc.	61,814	2,804,501
Time Warner, Inc.	225,922	3,556,012
Viacom, Inc., Class B *	66,006	2,558,393
Walt Disney Co.	141,579	4,237,459

		14,914,355

Specialty Retail 1.0%
Best Buy Co., Inc.	45,128	2,202,698
TJX Cos.	85,542	2,699,705

		4,902,403

Textiles, Apparel & Luxury Goods 0.7%
Nike, Inc., Class B	61,651	3,807,566

CONSUMER STAPLES 10.2%
Beverages 1.9%
Coca-Cola Enterprises, Inc. (p)	140,460	3,240,412
Molson Coors Brewing Co., Class B	84,865	3,790,920
Pepsi Bottling Group, Inc.	80,398	2,801,870

		9,833,202

Food & Staples Retailing 2.1%
Kroger Co.	134,494	3,422,872
Safeway, Inc.	105,267	3,262,224
Wal-Mart Stores, Inc.	81,910	4,167,581

		10,852,677

Food Products 0.7%
Bunge, Ltd. (p)	29,372	3,479,701

Household Products 2.2%
Procter & Gamble Co.	168,465	11,110,267

Personal Products 0.6%
Alberto-Culver Co.	105,265	2,820,049

Tobacco 2.7%
Altria Group, Inc.	134,522	10,199,458
Reynolds American, Inc. (p)	59,972	3,798,027

		13,997,485

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 14.7%
Energy Equipment & Services 0.9%
Halliburton Co.	47,854	$ 1,587,317
National Oilwell Varco, Inc. *	49,720	2,994,636

		4,581,953

Oil, Gas & Consumable Fuels 13.8%
Chevron Corp.	205,700	17,381,650
ConocoPhillips	162,811	13,076,980
Exxon Mobil Corp.	356,159	30,772,138
Marathon Oil Corp.	106,364	4,983,153
Occidental Petroleum Corp.	28,814	1,955,606
Valero Energy Corp.	38,495	2,278,519

		70,448,046

FINANCIALS 25.8%
Capital Markets 4.4%
Federated Investors, Inc., Class B	45,162	1,922,546
Goldman Sachs Group, Inc.	32,342	6,493,303
Lehman Brothers Holdings, Inc.	41,490	2,662,413
Merrill Lynch & Co., Inc.	49,504	2,792,026
Morgan Stanley	89,170	4,407,673
State Street Corp.	49,298	4,048,352

		22,326,313

Commercial Banks 4.4%
Comerica, Inc.	48,217	2,103,225
PNC Financial Services Group, Inc.	49,443	3,244,450
Popular, Inc. (p)	130,778	1,768,118
U.S. Bancorp	84,925	2,883,204
Wells Fargo & Co. (p)	369,558	12,568,668

		22,567,665

Diversified Financial Services 7.8%
Bank of America Corp.	304,874	13,521,162
Citigroup, Inc.	385,326	10,873,900
JPMorgan Chase & Co.	327,468	15,571,103

		39,966,165

Insurance 8.1%
ACE, Ltd.	80,794	4,713,522
Allstate Corp.	125,352	6,176,093
American International Group, Inc.	104,220	5,748,775
Chubb Corp.	99,039	5,129,230
Hartford Financial Services Group, Inc.	55,418	4,476,112
MetLife, Inc.	67,080	3,955,708
PartnerRe, Ltd.	38,886	3,082,882
Reinsurance Group of America, Inc.	23,744	1,376,440
Travelers Companies, Inc.	143,703	6,912,114

		41,570,876

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 1.1%
Hospitality Properties Trust	44,820	$ 1,521,639
HRPT Properties Trust (p)	220,567	1,753,508
Simon Property Group, Inc.	28,585	2,554,927

		5,830,074

HEALTH CARE 10.4%
Biotechnology 0.5%
Biogen Idec, Inc. *	45,141	2,751,344

Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	45,336	2,753,709

Health Care Providers & Services 1.8%
CIGNA Corp.	90,337	4,440,967
McKesson Corp.	41,750	2,621,482
UnitedHealth Group, Inc.	41,751	2,122,621

		9,185,070

Life Sciences Tools & Services 0.5%
Invitrogen Corp. *	30,857	2,643,519

Pharmaceuticals 7.0%
Eli Lilly & Co.	81,799	4,214,284
Forest Laboratories, Inc. *	50,415	2,005,005
Johnson & Johnson	178,476	11,290,392
Pfizer, Inc.	667,279	15,607,656
Wyeth	71,836	2,859,073

		35,976,410

INDUSTRIALS 10.2%
Aerospace & Defense 3.4%
Boeing Co.	28,595	2,378,532
General Dynamics Corp.	47,140	3,981,444
L-3 Communications Holdings, Inc.	37,477	4,153,576
Lockheed Martin Corp.	17,130	1,848,670
Northrop Grumman Corp.	65,772	5,219,666

		17,581,888

Commercial Services & Supplies 0.4%
Manpower, Inc.	36,473	2,051,971

Industrial Conglomerates 3.1%
General Electric Co.	444,163	15,727,812

Machinery 2.4%
Cummins, Inc.	60,392	2,915,726
Eaton Corp.	30,344	2,511,269
Paccar, Inc.	45,703	2,144,385
Parker Hannifin Corp.	67,700	4,577,197

		12,148,577

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.9%
Ryder System, Inc.	33,144	$ 1,725,477
Union Pacific Corp.	25,482	3,186,014

		4,911,491

INFORMATION TECHNOLOGY 4.5%
Computers & Peripherals 1.6%
Dell, Inc. *	1,223	24,509
Hewlett-Packard Co.	48,458	2,120,037
International Business Machines Corp.	46,889	5,033,065
Seagate Technology, Inc.	60,277	1,221,815

		8,399,426

IT Services 0.8%
Accenture, Ltd., Class A	51,962	1,798,924
Computer Sciences Corp. *	51,155	2,164,880

		3,963,804

Office Electronics 0.5%
Xerox Corp.	174,990	2,694,846

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	75,828	1,607,554
Texas Instruments, Inc.	39,057	1,208,033

		2,815,587

Software 1.0%
Microsoft Corp.	61,779	2,013,995
Symantec Corp. *	169,080	3,031,605

		5,045,600

MATERIALS 3.6%
Chemicals 2.6%
Celanese Corp., Ser. A	68,851	2,559,880
E.I. DuPont de Nemours & Co.	93,654	4,231,288
Eastman Chemical Co.	47,789	3,157,419
Lubrizol Corp.	66,139	3,479,573

		13,428,160

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	27,219	2,423,307
United States Steel Corp.	24,844	2,536,821

		4,960,128

TELECOMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 6.0%
AT&T, Inc.	461,900	17,778,531
Embarq Corp.	37,123	1,681,672
Verizon Communications, Inc.	294,178	11,425,874

		30,886,077

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 6.5%
Wireless Telecommunication Services 0.5%
Sprint Nextel Corp.	223,738	$ 2,355,961

UTILITIES 5.5%
Electric Utilities 2.0%
Edison International	70,681	3,686,721
FirstEnergy Corp.	64,671	4,605,869
Pepco Holdings, Inc. (p)	66,016	1,680,767

		9,973,357

Multi-Utilities 3.5%
CenterPoint Energy, Inc.	187,371	2,999,809
DTE Energy Co.	46,308	1,975,036
OGE Energy Corp.	87,548	2,865,446
PG&E Corp.	68,696	2,819,284
Public Service Enterprise Group, Inc.	52,998	5,087,808
Xcel Energy, Inc.	107,749	2,240,102

		17,987,485

Total Common Stocks (cost $456,980,265)		501,279,664

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 5.0%
CORPORATE BONDS 0.2%
Capital Markets 0.2%
Citigroup Global Markets, Inc., 3.25%, 02/01/2008 (pp)	$ 1,000,000	1,000,000

REPURCHASE AGREEMENTS ^ 2.7%
ABN AMRO, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity
value $1,000,089 (pp)	1,000,000	1,000,000
Banc of America Securities, LLC, 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $3,000,267 (pp)	3,000,000	3,000,000
Bear Stearns & Co., Inc., 3.22%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,089 (pp)	1,000,000	1,000,000
Cantor Fitzgerald & Co., 3.30%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,092 (pp)	1,000,000	1,000,000
Credit Suisse First Boston, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,089 (pp)	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.21%, dated 01/31/2008,
maturing 02/01/2008, maturity value $2,000,178 (pp)	2,000,000	2,000,000
Greenwich Capital Markets, Inc, 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,089 (pp)	1,000,000	1,000,000
JP Morgan Securities, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $2,000,178 (pp)	2,000,000	2,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,089 (pp)	1,000,000	1,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS ^ continued
Merrill Lynch & Co., Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,089 (pp)	$ 1,000,000	$ 1,000,000

		14,000,000

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills:
2.80%, 03/13/2008 ß ƒ	300,000	299,043
2.88%, 03/20/2008 ß ƒ	100,000	99,616
3.18%, 04/10/2008 ß ƒ	500,000	496,953
3.39%, 02/07/2008 ß ƒ	500,000	499,717

		1,395,329

	Shares	Value

MUTUAL FUND SHARES 1.8%
AIM Short-Term Investments Trust Government & Agency Portfolio,
Class I, 3.72% q (pp)	594,458	594,458
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø	8,591,682	8,591,682

		9,186,140

Total Short-Term Investments (cost $25,581,469)		25,581,469

Total Investments (cost $482,561,734) 103.0%		526,861,133
Other Assets and Liabilities (3.0%)		(15,275,454)

Net Assets 100.0%		$ 511,585,679

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 159 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Financials	26.3%
Energy	15.0%
Health Care	10.6%
Industrials	10.5%
Consumer Staples	10.4%
Consumer Discretionary	6.7%
Telecommunication Services	6.6%
Utilities	5.6%
Information Technology	4.6%
Materials	3.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $473,970,052) including $15,133,725
of securities loaned	$ 518,269,451
Investments in affiliated money market fund, at value (cost $8,591,682)	8,591,682

Total investments	526,861,133
Receivable for Fund shares sold	163,297
Dividends receivable	754,834
Receivable for daily variation margin on open futures contracts	202,436
Receivable for securities lending income	6,468
Prepaid expenses and other assets	25,471

Total assets	528,013,639

Liabilities
Payable for Fund shares redeemed	784,488
Payable for securities on loan	15,594,458
Advisory fee payable	7,482
Distribution Plan expenses payable	817
Due to other related parties	1,475
Accrued expenses and other liabilities	39,240

Total liabilities	16,427,960

Net assets	$ 511,585,679

Net assets represented by
Paid-in capital	$ 452,090,901
Undistributed net investment income	806,069
Accumulated net realized gains on investments	15,056,376
Net unrealized gains on investments	43,632,333

Total net assets	$ 511,585,679

Net assets consists of
Class A	$ 88,289,779
Class B	5,739,605
Class C	2,375,949
Class I	415,180,346

Total net assets	$ 511,585,679

Shares outstanding (unlimited number of shares authorized)
Class A	5,855,993
Class B	382,818
Class C	158,782
Class I	27,607,134

Net asset value per share
Class A	$ 15.08
Class A—Offering price (based on sales charge of 5.75%)	$ 16.00
Class B	$ 14.99
Class C	$ 14.96
Class I	$ 15.04

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2008 (unaudited)

Investment income
Dividends	$ 7,763,238
Income from affiliate	254,879
Securities lending	30,328
Interest	17,963

Total investment income	8,066,408

Expenses
Advisory fee	1,894,767
Distribution Plan expenses
Class A	131,668
Class B	34,651
Class C	14,388
Administrative services fee	304,377
Transfer agent fees	211,786
Trustees’ fees and expenses	6,570
Printing and postage expenses	23,042
Custodian and accounting fees	85,200
Registration and filing fees	32,682
Professional fees	37,969
Interest expense	1,870
Other	7,189

Total expenses	2,786,159
Less: Expense reductions	(5,900)
Fee waivers	(183,383)

Net expenses	2,596,876

Net investment income	5,469,532

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	13,158,263
Foreign currency related transactions	(21)
Futures contracts	(941,631)

Net realized gains on investments	12,216,611
Net change in unrealized gains or losses on investments	(39,438,898)

Net realized and unrealized gains or losses on investments	(27,222,287)

Net decrease in net assets resulting from operations	$ (21,752,755)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2008		Year Ended
	(unaudited)		July 31, 2007

Operations
Net investment income	$ 5,469,532		$ 11,909,951
Net realized gains on investments		12,216,611		98,250,961
Net change in unrealized gains or losses
on investments		(39,438,898)		(26,649,744)

Net increase (decrease) in net assets
resulting from operations		(21,752,755)		83,511,168

Distributions to shareholders from
Net investment income
Class A		(785,079)		(394,869)
Class B		(24,154)		(44,707)
Class C		(10,305)		(19,067)
Class I		(4,319,522)		(11,393,940)
Net realized gains
Class A		(12,226,944)		(447,830)
Class B		(826,017)		(170,488)
Class C		(336,376)		(68,598)
Class I		(57,464,687)		(20,286,301)

Total distributions to shareholders		(75,993,084)		(32,825,800)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	191,336	3,316,778	1,159,020	21,219,105
Class B	18,780	318,372	199,113	3,571,566
Class C	6,366	103,924	90,405	1,605,127
Class I	2,224,960	35,871,012	6,051,897	112,662,110

		39,610,086		139,057,908

Net asset value of shares issued in
reinvestment of distributions
Class A	798,002	12,599,375	41,540	740,853
Class B	46,570	729,185	10,481	181,619
Class C	16,661	260,395	3,915	67,788
Class I	1,963,595	30,944,991	733,942	12,801,347

		44,533,946		13,791,607

Automatic conversion of Class B shares
to Class A shares
Class A	9,478	160,696	25,821	468,167
Class B	(9,528)	(160,696)	(25,938)	(468,167)

		0		0

Payment for shares redeemed
Class A	(1,761,733)	(30,241,667)	(4,397,745)	(84,274,434)
Class B	(81,054)	(1,333,865)	(81,958)	(1,474,278)
Class C	(32,073)	(524,189)	(24,350)	(440,496)
Class I	(7,656,869)	(132,231,446)	(16,328,066)	(296,186,015)

		(164,331,167)		(382,375,223)

Net asset value of shares issued
in acquisitions— Class A	0	0	8,982,336	174,379,711

Net decrease in net assets resulting
from capital share transactions		(80,187,135)		(55,145,997)

Total decrease in net assets		(177,932,974)		(4,460,629)
Net assets
Beginning of period		689,518,653		693,979,282

End of period	$ 511,585,679		$ 689,518,653

Undistributed net investment income	$ 806,069		$ 475,597

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Disciplined Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation
All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts
In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securi-

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ties loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

g. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the six months ended January 31, 2008, the advisory fee was equivalent to 0.62% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2008, EIMC contractually waived its advisory fee in the amount of $183,383.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.07% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2008, EIS received $1,678 from the sale of Class A shares and $278, $10,781 and $33 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. ACQUISITIONS
Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas Dual Focus Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Dual Focus Fund at an exchange ratio of 0.70 for Class A shares of the Fund. On the same date, the Fund also acquired the net assets of Atlas Value Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Value Fund at an exchange ratio of 0.70 for Class A shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $638,076,973.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net	Unrealized	Number of
Acquired Fund	Assets Acquired	Appreciation	Shares Issued

Atlas Dual Focus Fund	$ 60,185,843	$10,717,156	3,100,185 Class A
Atlas Value Fund	114,193,868	22,194,802	5,882,151 Class A

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The aggregate net assets of the Fund immediately after these acquisitions were $812,456,684.

6. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $153,411,290 and $307,683,477, respectively, for the six months ended January 31, 2008.

At January 31, 2008, the Fund had open long futures contracts outstanding as follows:

		Initial	Value at
		Contract	January 31,	Unrealized
Expiration	Contracts	Amount	2008	Loss

March 2008	29 S&P 500 Index	$10,669,166	$10,002,100	$667,066

During the six months ended January 31, 2008, the Fund loaned securities to certain brokers. At January 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $15,133,725 and $15,594,458, respectively.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $485,810,193. The gross unrealized appreciation and depreciation on securities based on tax cost was $60,729,681 and $19,678,741, respectively, with a net unrealized appreciation of $41,050,940.

As of July 31, 2007, the Fund had $5,828,725 in capital loss carryovers for federal income tax expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended July 31, 2007 in accordance with income tax regulations.

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended January 31, 2008, the Fund had average borrowings outstanding of $31,641 (on an annualized basis) at an average rate of 5.91% and paid interest of $1,870.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. SUBSEQUENT DISTRIBUTIONS
On March 13, 2008, the Fund declared distributions from net investment income to shareholders of record on March 12, 2008. The per share amounts payable on March 14, 2008 were as follows:

Net
Investment
Income

Class A	$ 0.0693
Class B	0.0404
Class C	0.0380
Class I	0.0785

These distributions are not reflected in the accompanying financial statements.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Disciplined Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

27

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the Russell 1000 Value Index. The Trustees noted that, for the one-, three-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance, but that, for the five-year period ended December 31, 2006, the Fund’s Class I shares had underperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered information regarding the rates at which other clients pay advisory fees to EIMC or its affiliates for advisory services that are comparable to the advisory services they provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC

30

ADDITIONAL INFORMATION (unaudited) continued

pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, and concluded that the performance of those accounts did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

575709 rv2 03/2008

Evergreen Investments℠

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575709 rv2 03/2008

Evergreen Equity Income Fund

Evergreen

EQUITY INCOME FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Equity Income Fund, covering the six-month period ended January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product

1

LETTER TO SHAREHOLDERS continued

rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in

2

LETTER TO SHAREHOLDERS continued

established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Walter T. McCormick, CFA

• Gary Mishuris, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

Nasdaq symbol	ETRAX	ETRBX	ETRCX	EVTRX	ETRRX

6-month return with sales
charge	-10.18%	-9.45%	-5.92%	N/A	N/A

6-month return w/o sales charge	-4.71%	-5.08%	-5.04%	-4.58%	-4.81%

Average annual return*

1-year with sales charge	-8.17%	-7.72%	-4.17%	N/A	N/A

1-year w/o sales charge	-2.57%	-3.29%	-3.28%	-2.34%	-2.83%

5-year	10.44%	10.69%	10.97%	12.08%	11.58%

10-year	5.18%	5.03%	5.03%	6.09%	5.85%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Income Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 952.86	$ 5.60
Class B	$ 1,000.00	$ 949.17	$ 9.16
Class C	$ 1,000.00	$ 949.57	$ 9.16
Class I	$ 1,000.00	$ 954.17	$ 4.32
Class R	$ 1,000.00	$ 951.87	$ 6.77
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.41	$ 5.79
Class B	$ 1,000.00	$ 1,015.74	$ 9.48
Class C	$ 1,000.00	$ 1,015.74	$ 9.48
Class I	$ 1,000.00	$ 1,020.71	$ 4.47
Class R	$ 1,000.00	$ 1,018.20	$ 7.00

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.14% for Class A, 1.87% for Class B, 1.87% for Class C, 0.88% for Class I and 1.38% for Class R), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 23.98	$ 24.16	$ 24.08	$ 21.43	$ 19.57	$ 17.81

Income from investment operations
Net investment income (loss)	0.13	0.36	0.44	0.35	0.36	0.46
Net realized and unrealized gains or losses on investments	(1.17)	2.70	1.01	3.40	1.89	1.70

Total from investment operations	(1.04)	3.06	1.45	3.75	2.25	2.16

Distributions to shareholders from
Net investment income	(0.13)	(0.49)	(0.30)	(0.33)	(0.39)	(0.40)
Net realized gains	(1.85)	(2.75)	(1.07)	(0.77)	0	0

Total distributions to shareholders	(1.98)	(3.24)	(1.37)	(1.10)	(0.39)	(0.40)

Net asset value, end of period	$ 20.96	$ 23.98	$ 24.16	$ 24.08	$ 21.43	$ 19.57

Total return[1]	(4.71%)	13.55%	6.40%	17.85%	11.48%	12.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$349,639	$404,494	$420,757	$494,637	$485,701	$378,882
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	1.14%[2]	1.18%	1.21%	1.19%	1.34%	1.40%
Expenses excluding waivers/
reimbursements and expense reductions	1.18%[2]	1.19%	1.21%	1.23%	1.36%	1.41%
Net investment income (loss)	1.15%[2]	1.49%	1.80%	1.56%	1.62%	2.03%
Portfolio turnover rate	16%	57%	96%	114%	137%	112%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 23.77	$ 23.96	$ 23.88	$ 21.26	$ 19.40	$ 17.66

Income from investment operations
Net investment income (loss)	0.03	0.19[1]	0.25[1]	0.20[1]	0.20[1]	0.31
Net realized and unrealized gains or losses on investments	(1.16)	2.69	1.02	3.35	1.88	1.70

Total from investment operations	(1.13)	2.88	1.27	3.55	2.08	2.01

Distributions to shareholders from
Net investment income	(0.04)	(0.32)	(0.12)	(0.16)	(0.22)	(0.27)
Net realized gains	(1.85)	(2.75)	(1.07)	(0.77)	0	0

Total distributions to shareholders	(1.89)	(3.07)	(1.19)	(0.93)	(0.22)	(0.27)

Net asset value, end of period	$ 20.75	$ 23.77	$ 23.96	$ 23.88	$ 21.26	$ 19.40

Total return[2]	(5.08%)	12.76%	5.66%	16.97%	10.71%	11.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,611	$48,897	$60,111	$85,366	$121,797	$158,010
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	1.87%[3]	1.89%	1.91%	1.89%	2.05%	2.11%
Expenses excluding waivers/
reimbursements and expense reductions	1.87%[3]	1.89%	1.91%	1.93%	2.07%	2.11%
Net investment income (loss)	0.42%[3]	0.78%	1.05%	0.89%	0.92%	1.60%
Portfolio turnover rate	16%	57%	96%	114%	137%	112%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 23.72	$ 23.92	$ 23.85	$ 21.23	$ 19.39	$ 17.65

Income from investment operations
Net investment income (loss)	0.04	0.19[1]	0.25[1]	0.20[1]	0.20[1]	0.30
Net realized and unrealized gains or losses on investments	(1.16)	2.68	1.02	3.35	1.87	1.71

Total from investment operations	(1.12)	2.87	1.27	3.55	2.07	2.01

Distributions to shareholders from
Net investment income	(0.04)	(0.32)	(0.13)	(0.16)	(0.23)	(0.27)
Net realized gains	(1.85)	(2.75)	(1.07)	(0.77)	0	0

Total distributions to shareholders	(1.89)	(3.07)	(1.20)	(0.93)	(0.23)	(0.27)

Net asset value, end of period	$ 20.71	$ 23.72	$ 23.92	$ 23.85	$ 21.23	$ 19.39

Total return[2]	(5.04%)	12.74%	5.64%	17.02%	10.70%	11.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,986	$27,901	$28,739	$37,607	$42,447	$25,780
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	1.87%[3]	1.89%	1.91%	1.89%	2.04%	2.11%
Expenses excluding waivers/
reimbursements and expense reductions	1.87%[3]	1.89%	1.91%	1.93%	2.06%	2.11%
Net investment income (loss)	0.42%[3]	0.78%	1.08%	0.87%	0.92%	1.62%
Portfolio turnover rate	16%	57%	96%	114%	137%	112%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$23.98	$24.16	$24.08	$21.43	$19.57	$17.81

Income from investment operations
Net investment income (loss)	0.16	0.42	0.51	0.43	0.42	0.47
Net realized and unrealized gains or losses on investments	(1.18)	2.72	1.01	3.39	1.89	1.73

Total from investment operations	(1.02)	3.14	1.52	3.82	2.31	2.20

Distributions to shareholders from
Net investment income	(0.16)	(0.57)	(0.37)	(0.40)	(0.45)	(0.44)
Net realized gains	(1.85)	(2.75)	(1.07)	(0.77)	0	0

Total distributions to shareholders	(2.01)	(3.32)	(1.44)	(1.17)	(0.45)	(0.44)

Net asset value, end of period	$20.95	$23.98	$24.16	$24.08	$21.43	$19.57

Total return	(4.58%)	13.84%	6.72%	18.19%	11.81%	12.69%

Ratios and supplemental data
Net assets, end of period (millions)	$ 578	$ 642	$ 616	$ 640	$ 631	$ 575
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	0.88%[1]	0.89%	0.92%	0.89%	1.05%	1.11%
Expenses excluding waivers/
reimbursements and expense reductions	0.88%[1]	0.89%	0.92%	0.93%	1.07%	1.11%
Net investment income (loss)	1.41%[1]	1.78%	2.12%	1.87%	1.92%	2.65%
Portfolio turnover rate	16%	57%	96%	114%	137%	112%

1 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS R	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$24.02	$24.19	$24.10	$21.42	$20.33

Income from investment operations
Net investment income (loss)	0.11	0.30	0.34	0.24	0.25
Net realized and unrealized gains or losses on investments	(1.19)	2.73	1.06	3.44	1.08

Total from investment operations	(1.08)	3.03	1.40	3.68	1.33

Distributions to shareholders from
Net investment income	(0.10)	(0.45)	(0.24)	(0.23)	(0.24)
Net realized gains	(1.85)	(2.75)	(1.07)	(0.77)	0

Total distributions to shareholders	(1.95)	(3.20)	(1.31)	(1.00)	(0.24)

Net asset value, end of period	$20.99	$24.02	$24.19	$24.10	$21.42

Total return	(4.81%)	13.30%	6.19%	17.46%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 106	$ 103	$ 85	$ 88	$ 1
Ratios to average net assets
Expenses including waivers/
reimbursements but excluding expense reductions	1.38%[2]	1.39%	1.42%	1.47%	1.47%[2]
Expenses excluding waivers/
reimbursements and expense reductions	1.38%[2]	1.39%	1.42%	1.51%	1.49%[2]
Net investment income (loss)	0.90%[2]	1.27%	1.45%	0.88%	1.41%[2]
Portfolio turnover rate	16%	57%	96%	114%	137%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 10.0%
Hotels, Restaurants & Leisure 2.3%
Carnival Corp.	502,000	$22,333,980

Media 3.3%
Omnicom Group, Inc.	721,966	32,755,598

Multi-line Retail 1.3%
Target Corp. (p)	232,392	12,916,347

Specialty Retail 1.2%
Home Depot, Inc.	399,600	12,255,732

Textiles, Apparel & Luxury Goods 1.9%
Timberland Co., Class A *	1,134,000	18,608,940

CONSUMER STAPLES 13.2%
Beverages 3.3%
Coca-Cola Co.	160,096	9,472,881
Diageo plc	1,114,386	22,417,669

		31,890,550

Food & Staples Retailing 2.1%
Whole Foods Market, Inc. (p)	531,800	20,974,192

Food Products 2.5%
Kraft Foods, Inc., Class A	476,122	13,931,330
McCormick & Co., Inc.	323,900	10,921,908

		24,853,238

Household Products 3.5%
Clorox Co.	190,900	11,705,988
Procter & Gamble Co.	349,621	23,057,505

		34,763,493

Tobacco 1.8%
Altria Group, Inc.	232,683	17,642,025

ENERGY 11.8%
Oil, Gas & Consumable Fuels 11.8%
Chevron Corp.	220,100	18,598,450
ConocoPhillips	480,526	38,595,848
Exxon Mobil Corp.	484,429	41,854,666
Occidental Petroleum Corp.	265,430	18,014,734

		117,063,698

FINANCIALS 22.9%
Capital Markets 3.1%
Legg Mason, Inc. (p)	423,800	30,513,600

Commercial Banks 1.2%
Wells Fargo & Co.	333,504	11,342,471

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 10.0%
Apollo Global Management, LLC, Class A +	451,410	$7,619,801
Bank of America Corp. (p)	873,185	38,725,755
Citigroup, Inc.	992,935	28,020,626
JPMorgan Chase & Co.	523,010	24,869,125

		99,235,307

Insurance 6.4%
American International Group, Inc.	326,202	17,993,302
Genworth Financial, Inc., Class A	165,173	4,020,311
Marsh & McLennan Cos.	903,363	24,932,819
Prudential Financial, Inc.	110,000	9,280,700
Stewart Information Services Corp. (p)	217,300	7,438,179

		63,665,311

Thrifts & Mortgage Finance 2.2%
Fannie Mae (p)	330,000	11,173,800
Freddie Mac	362,131	11,005,161

		22,178,961

HEALTH CARE 14.0%
Biotechnology 2.0%
Amgen, Inc. *	429,800	20,024,382

Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	171,462	10,414,602
Boston Scientific Corp. *	781,300	9,477,169
Medtronic, Inc.	327,594	15,256,052

		35,147,823

Health Care Providers & Services 2.3%
WellPoint, Inc. * (p)	292,195	22,849,649

Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	395,526	9,172,248
Merck & Co., Inc.	174,658	8,083,172
Novartis AG, ADR	427,800	21,650,958
Pfizer, Inc.	914,430	21,388,518

		60,294,896

INDUSTRIALS 9.6%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	115,950	12,513,324

Air Freight & Logistics 1.3%
Expeditors International of Washington, Inc. (p)	265,000	12,531,850

Commercial Services & Supplies 2.6%
Avery Dennison Corp.	201,800	10,457,276
Cintas Corp.	481,800	15,812,676

		26,269,952

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 4.4%
General Electric Co.	1,227,169	$43,454,054

INFORMATION TECHNOLOGY 8.4%
Communications Equipment 2.3%
QUALCOMM, Inc.	530,200	22,491,084

Computers & Peripherals 0.7%
Dell, Inc. *	350,000	7,014,000

IT Services 0.7%
Affiliated Computer Services, Inc., Class A *	148,879	7,257,851

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	548,200	11,621,840
Texas Instruments, Inc.	367,300	11,360,589

		22,982,429

Software 2.4%
Microsoft Corp.	712,453	23,225,968

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
Sprint Nextel Corp. (p)	1,527,128	16,080,658

UTILITIES 4.5%
Electric Utilities 3.9%
Entergy Corp.	107,360	11,614,205
Exelon Corp.	186,500	14,209,435
Fortum Oyj	319,800	12,918,346

		38,741,986

Multi-Utilities 0.6%
Energy East Corp.	233,729	5,901,657

Total Common Stocks (cost $904,110,768)		949,775,006

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 12.5%
CORPORATE BONDS 2.4%
Capital Markets 0.3%
Carrera Capital Finance, LLC, FRN, SIV, 3.36%, 05/27/2008 + (pp)	$ 3,000,000	2,987,049

Commercial Banks 0.5%
BNP Paribas SA, 3.10%, 02/22/2008 (pp)	5,000,000	4,999,795

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
CORPORATE BONDS continued
Diversified Financial Services 1.6%
Bank of America Corp., FRN, 3.18%, 02/08/2008 (pp)	$4,000,000	$4,000,036
Citigroup Global Markets, Inc., FRN, 3.25%, 02/01/2008 (pp)	3,000,000	3,000,000
Natixis Corp., FRN, 3.18%, 02/11/2008 (pp)	1,000,000	999,986
Premier Asset Collateralized Entity, LLC, FRN, SIV, 4.22%, 05/15/2008 + (pp)	3,000,000	2,991,600
Sigma Finance, Inc., FRN, SIV, 3.10%, 06/16/2008 + (pp)	5,000,000	4,962,550

		15,954,172

REPURCHASE AGREEMENTS ^ 6.1%
ABN Amro, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity
value $1,000,089 (pp)	1,000,000	1,000,000
Banc of America Securities, LLC, 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $3,000,267 (pp)	3,000,000	3,000,000
Bear Stearns & Co., Inc., 3.23%, dated 01/31/2008, maturing 02/01/2008,
maturity value $2,000,179 (pp)	2,000,000	2,000,000
BNP Paribas Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $5,000,446 (pp)	5,000,000	5,000,000
Cantor Fitzgerald & Co., 3.30%, dated 01/31/2008, maturing 02/01/2008,
maturity value $4,000,367 (pp)	4,000,000	4,000,000
Credit Suisse First Boston, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $13,001,159 (pp)	13,000,000	13,000,000
Deutsche Bank Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $3,000,268 (pp)	3,000,000	3,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.21%, dated 01/31/2008,
maturing 02/01/2008, maturity value $12,001,070 (pp)	12,000,000	12,000,000
Greenwich Capital Markets, Inc., 3.21%, dated 01/31/2008, maturing
02/01/2008, maturity value $1,000,089 (pp)	1,000,000	1,000,000
JP Morgan Securities, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $6,000,533 (pp)	6,000,000	6,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity
value $5,000,444 (pp)	5,000,000	5,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 01/31/2008, maturing
02/01/2008, maturity value $5,000,444 (pp)	5,000,000	5,000,000

		60,000,000

	Shares	Value

MUTUAL FUND SHARES 4.0%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I,
3.72% q (pp)	307,593	307,593
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø	39,034,955	39,034,955

		39,342,548

Total Short-Term Investments (cost $123,342,518)		123,283,564

Total Investments (cost $1,027,453,286) 108.5%		1,073,058,570
Other Assets and Liabilities (8.5%)		(84,379,303)

Net Assets 100.0%		$988,679,267

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 172 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Financials	23.9%
Health Care	14.6%
Consumer Staples	13.7%
Energy	12.3%
Consumer Discretionary	10.4%
Industrials	10.0%
Information Technology	8.7%
Utilities	4.7%
Telecommunication Services	1.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $988,418,331) including $84,450,890 of securities
loaned	$1,034,023,615
Investments in affiliated money market fund, at value (cost $39,034,955)	39,034,955

Total investments	1,073,058,570
Foreign currency, at value (cost $77,017)	74,783
Receivable for Fund shares sold	43,761
Dividends receivable	1,136,515
Receivable for securities lending income	17,695
Prepaid expenses and other assets	66,933

Total assets	1,074,398,257

Liabilities
Payable for Fund shares redeemed	1,112,243
Payable for securities on loan	84,307,563
Advisory fee payable	5,977
Due to other related parties	17,629
Accrued expenses and other liabilities	275,578

Total liabilities	85,718,990

Net assets	$988,679,267

Net assets represented by
Paid-in capital	$897,386,553
Undistributed net investment income	593,244
Accumulated net realized gains on investments	45,096,241
Net unrealized gains on investments	45,603,229

Total net assets	$988,679,267

Net assets consists of
Class A	$349,639,409
Class B	38,610,808
Class C	21,985,532
Class I	578,337,226
Class R	106,292

Total net assets	$988,679,267

Shares outstanding (unlimited number of shares authorized)
Class A	16,683,943
Class B	1,860,589
Class C	1,061,800
Class I	27,600,589
Class R	5,064

Net asset value per share
Class A	$20.96
Class A — Offering price (based on sales charge of 5.75%)	$22.24
Class B	$20.75
Class C	$20.71
Class I	$20.95
Class R	$20.99

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2008 (unaudited)

Investment income
Dividends	$12,079,468
Income from affiliate	324,717
Securities lending	130,060
Interest	3,089

Total investment income	12,537,334

Expenses
Advisory fee	3,309,409
Distribution Plan expenses
Class A	586,880
Class B	227,028
Class C	128,947
Class R	271
Administrative services fee	546,757
Transfer agent fees	663,529
Trustees’ fees and expenses	10,120
Printing and postage expenses	60,578
Custodian and accounting fees	145,722
Registration and filing fees	33,079
Professional fees	27,217
Other	6,495

Total expenses	5,746,032
Less: Expense reductions	(10,502)
Expense reimbursements	(74,377)

Net expenses	5,661,153

Net investment income	6,876,181

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	68,909,853
Foreign currency related transactions	58,183

Net realized gains on investments	68,968,036
Net change in unrealized gains or losses on investments	(124,164,554)

Net realized and unrealized gains or losses on investments	(55,196,518)

Net decrease in net assets resulting from operations	$(48,320,337)

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2008		Year Ended
	(unaudited)		July 31, 2007

Operations
Net investment income		$6,876,181		$18,519,381
Net realized gains on investments		68,968,036		76,632,230
Net change in unrealized gains or
losses on investments		(124,164,554)		53,256,136

Net increase (decrease) in net assets
resulting from operations		(48,320,337)		148,407,747

Distributions to shareholders from
Net investment income
Class A		(2,141,519)		(8,718,422)
Class B		(74,802)		(762,784)
Class C		(44,990)		(395,967)
Class I		(4,385,828)		(15,087,058)
Class R		(469)		(1,780)
Net realized gains
Class A		(29,784,846)		(45,915,770)
Class B		(3,438,895)		(6,349,903)
Class C		(1,990,621)		(3,277,061)
Class I		(48,668,287)		(68,962,365)
Class R		(8,302)		(10,166)

Total distributions to shareholders		(90,538,559)		(149,481,276)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	176,009	4,037,487	453,700	10,961,240
Class B	37,884	864,808	143,480	3,431,050
Class C	27,757	641,253	129,712	3,127,587
Class I	96,521	2,223,160	349,978	8,611,641
Class R	869	19,701	1,455	34,787

		7,786,409		26,166,305

Net asset value of shares issued in
reinvestment of distributions
Class A	1,362,700	29,936,026	2,217,493	51,065,450
Class B	144,468	3,133,735	280,026	6,371,009
Class C	77,502	1,677,350	131,519	2,986,974
Class I	2,235,578	49,148,061	3,358,151	77,398,342
Class R	26	571	0	0

		83,895,743		137,821,775

Automatic conversion of Class B
shares to Class A shares
Class A	83,547	1,959,193	234,614	5,680,214
Class B	(84,345)	(1,959,193)	(236,747)	(5,680,214)

		0		0

Payment for shares redeemed
Class A	(1,803,550)	(41,718,988)	(3,459,069)	(83,914,665)
Class B	(294,756)	(6,797,503)	(638,130)	(15,324,382)
Class C	(219,783)	(4,967,566)	(286,415)	(6,869,175)
Class I	(1,482,049)	(33,614,098)	(2,455,140)	(59,446,683)
Class R	(111)	(2,612)	(675)	(16,319)

		(87,100,767)		(165,571,224)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2008	Year Ended
	(unaudited)	July 31, 2007

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$4,581,385	$(1,583,144)

Total decrease in net assets	(134,277,511)	(2,656,673)
Net assets
Beginning of period	1,122,956,778	1,125,613,451

End of period	$988,679,267	$1,122,956,778

Undistributed net investment income	$593,244	$364,671

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase. For the six months ended January 31, 2008, the advisory fee was equivalent to 0.60% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $74,377.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2008, the Fund paid brokerage commissions of $126,770 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2008, EIS received $3,914 from the sale of Class A shares and $15, $35,074 and $1,290 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $173,810,689 and $277,078,748, respectively, for the six months ended January 31, 2008.

During the six months ended January 31, 2008, the Fund loaned securities to certain brokers. At January 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $84,450,890 and $84,307,563, respectively.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,027,838,694. The gross unrealized appreciation and depreciation on securities based on tax cost was $110,737,697 and $65,517,821, respectively, with a net unrealized appreciation of $45,219,876.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2007, the Fund incurred and elected to defer post-October currency losses of $68,592.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended January 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

12. SUBSEQUENT DISTRIBUTIONS

On March 13, 2008, the Fund declared distributions from net investment income to shareholders of record on March 12, 2008. The per share amounts payable on March 14, 2008 were as follows:

Net
Investment
Income

Class A	$0.0850
Class B	$0.0460
Class C	$0.0471
Class I	$0.0990
Class R	$0.0736

These distributions are not reflected in the accompanying financial statements.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Equity Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

27

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

28

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions,

29

ADDITIONAL INFORMATION (unaudited) continued

and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Russell 1000 Value Index. The Trustees also noted that, for the one-, three-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance, but had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance for the five-year period ended December 31, 2006. The Trustees noted that the Fund’s portfolio management team had recently changed and that the new team’s performance record with the Fund was too short to allow for useful comparison to peers. The Trustees noted, however, that the Fund’s relative performance had improved since the appointment of the new portfolio management team.

The Trustees noted that the management fee paid by the Fund was near but higher than the median of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as

30

ADDITIONAL INFORMATION (unaudited) continued

implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565219 rv5 03/2008

Evergreen Fundamental Large Cap Fund

Evergreen

FUNDAMENTAL LARGE CAP FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Fundamental Large Cap Fund, covering the six-month period ended January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product

1

LETTER TO SHAREHOLDERS continued

rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in

2

LETTER TO SHAREHOLDERS continued

established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of January 31, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• Walter T. McCormick, CFA
• Emory Sanders, Jr., CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Nasdaq symbol	EGIAX	EGIBX	EGICX	EVVTX

6-month return with sales charge	-9.56%	-8.92%	-5.28%	N/A

6-month return w/o sales charge	-4.04%	-4.37%	-4.38%	-3.87%

Average annual return*

1-year with sales charge	-6.25%	-5.93%	-2.22%	N/A

1-year w/o sales charge	-0.55%	-1.24%	-1.28%	-0.24%

5-year	10.43%	10.70%	10.97%	12.07%

10-year	2.61%	2.47%	2.47%	3.50%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Fundamental Large Cap Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 959.57	$ 6.45
Class B	$ 1,000.00	$ 956.26	$ 10.08
Class C	$ 1,000.00	$ 956.24	$ 10.08
Class I	$ 1,000.00	$ 961.28	$ 5.18
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.55	$ 6.65
Class B	$ 1,000.00	$ 1,014.83	$ 10.38
Class C	$ 1,000.00	$ 1,014.83	$ 10.38
Class I	$ 1,000.00	$ 1,019.86	$ 5.33

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.31% for Class A, 2.05% for Class B, 2.05% for Class C and 1.05% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 200
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$26.73	$23.37	$23.25	$20.85	$20.02	$18.58

Income from investment operations
Net investment income (loss)	0.08	0.13[1]	0.11[1]	0.14[1]	0.07[1]	0.12[1]
Net realized and unrealized gains or losses on investments	(1.08)	3.65	0.52	3.64	2.21	1.41

Total from investment operations	(1.00)	3.78	0.63	3.78	2.28	1.53

Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.08)	(0.12)	0[2]	(0.09)
Net realized gains	(1.27)	(0.31)	(0.43)	(1.26)	(1.45)	0

Total distributions to shareholders	(1.33)	(0.42)	(0.51)	(1.38)	(1.45)	(0.09)

Net asset value, end of period	$24.40	$26.73	$23.37	$23.25	$20.85	$20.02

Total return[3]	(4.04%)	16.29%	2.76%	18.77%	11.78%	8.32%

Ratios and supplemental data
Net assets, end of period (millions)	$ 577	$ 646	$ 642	$ 794	$ 364	$ 125
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.31%[4]	1.38%	1.38%	1.39%	1.61%	1.70%
Expenses excluding waivers/reimbursements and
expense reductions	1.35%[4]	1.41%	1.40%	1.49%	1.65%	1.70%
Net investment income (loss)	0.53%[4]	0.50%	0.49%	0.62%	0.36%	0.65%
Portfolio turnover rate	13%	17%	21%	44%	87%	72%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$24.89	$21.87	$21.86	$19.72	$19.14	$17.80

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.04)[1]	(0.05)[1]	(0.01)[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	(1.00)	3.40	0.49		2.11	1.36

Total from investment operations	(1.02)	3.36	0.44	3.41	2.03	1.35

Distributions to shareholders from
Net investment income	0	(0.03)	0	(0.01)	0	(0.01)
Net realized gains	(1.27)	(0.31)	(0.43)	(1.26)	(1.45)	0

Total distributions to shareholders	(1.27)	(0.34)	(0.43)	(1.27)	(1.45)	(0.01)

Net asset value, end of period	$22.60	$24.89	$21.87	$21.86	$19.72	$19.14

Total return[2]	(4.37%)	15.44%	2.07%	17.93%	10.97%	7.60%

Ratios and supplemental data
Net assets, end of period (millions)	$ 114	$ 150	$ 214	$ 340	$ 272	$ 242
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	2.05%[3]	2.09%	2.07%	2.10%	2.33%	2.43%
Expenses excluding waivers/reimbursements and
expense reductions	2.05%[3]	2.11%	2.09%	2.20%	2.37%	2.43%
Net investment income (loss)	(0.19%)[3]	(0.18%)	(0.21%)	(0.03%)	(0.36%)	(0.05%)
Portfolio turnover rate	13%	17%	21%	44%	87%	72%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$24.89	$21.87	$21.86	$19.72	$19.14	$17.81

Income from investment operations
Net investment income (loss)	(0.04)	(0.05)[1]	(0.05)[1]	0[1]	(0.08)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	(0.97)	3.41	0.49	3.42	2.11	1.35

Total from investment operations	(1.01)	3.36	0.44	3.42	2.03	1.34

Distributions to shareholders from
Net investment income	0	(0.03)	0	(0.02)	0	(0.01)
Net realized gains	(1.27)	(0.31)	(0.43)	(1.26)	(1.45)	0

Total distributions to shareholders	(1.27)	(0.34)	(0.43)	(1.28)	(1.45)	(0.01)

Net asset value, end of period	$22.61	$24.89	$21.87	$21.86	$19.72	$19.14

Total return[2]	(4.38%)	15.44%	2.07%	17.95%	10.97%	7.54%

Ratios and supplemental data
Net assets, end of period (millions)	$ 70	$ 80	$ 86	$ 110	$ 116	$ 12
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	2.05%[3]	2.09%	2.08%	2.10%	2.31%	2.43%
Expenses excluding waivers/reimbursements and
expense reductions	2.05%[3]	2.11%	2.10%	2.20%	2.35%	2.43%
Net investment income (loss)	(0.21%)[3]	(0.20%)	(0.21%)	(0.01%)	(0.35%)	(0.07%)
Portfolio turnover rate	13%	17%	21%	44%	87%	72%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$27.21	$23.76	$23.63	$21.16	$20.26	$18.80

Income from investment operations
Net investment income (loss)	0.10	0.21[1]	0.19[1]	0.20[1]	0.13[1]	0.17[1]
Net realized and unrealized gains or losses on investments	(1.07)	3.70	0.52	3.70	2.25	1.44

Total from investment operations	(0.97)	3.91	0.71	3.90	2.38	1.61

Distributions to shareholders from
Net investment income	(0.14)	(0.15)	(0.15)	(0.17)	(0.03)	(0.15)
Net realized gains	(1.27)	(0.31)	(0.43)	(1.26)	(1.45)	0

Total distributions to shareholders	(1.41)	(0.46)	(0.58)	(1.43)	(1.48)	(0.15)

Net asset value, end of period	$24.83	$27.21	$23.76	$23.63	$21.16	$20.26

Total return	(3.87%)	16.59%	3.08%	19.12%	12.12%	8.64%

Ratios and supplemental data
Net assets, end of period (millions)	$ 252	$ 274	$ 263	$ 292	$ 83	$ 93
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.05%[2]	1.09%	1.08%	1.08%	1.33%	1.43%
Expenses excluding waivers/reimbursements and
expense reductions	1.05%[2]	1.11%	1.10%	1.18%	1.37%	1.43%
Net investment income (loss)	0.79%[2]	0.79%	0.80%	0.87%	0.64%	0.94%
Portfolio turnover rate	13%	17%	21%	44%	87%	72%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 7.2%
Internet & Catalog Retail 3.7%
Amazon.com, Inc. *	450,000	$34,965,000
Blue Nile, Inc. * (p)	41,628	2,299,947

		37,264,947

Media 1.5%
Omnicom Group, Inc.	334,192	15,162,291

Textiles, Apparel & Luxury Goods 2.0%
Timberland Co., Class A * (p)	1,254,476	20,585,951

CONSUMER STAPLES 13.8%
Beverages 2.6%
Diageo plc	605,131	12,173,185
Diageo plc, ADR	44,312	3,576,421
PepsiCo, Inc.	146,916	10,018,202

		25,767,808

Food & Staples Retailing 3.9%
CVS Caremark Corp.	566,741	22,142,571
Whole Foods Market, Inc. (p)	451,768	17,817,730

		39,960,301

Food Products 2.1%
Kraft Foods, Inc., Class A	335,810	9,825,801
McCormick & Co., Inc. (p)	335,790	11,322,839

		21,148,640

Household Products 3.6%
Clorox Co.	197,777	12,127,685
Procter & Gamble Co.	366,607	24,177,732

		36,305,417

Tobacco 1.6%
Altria Group, Inc.	216,798	16,437,624

ENERGY 10.0%
Oil, Gas & Consumable Fuels 10.0%
Apache Corp.	196,617	18,765,127
BP plc, ADR (p)	166,701	10,627,189
Chevron Corp.	101,871	8,608,100
ConocoPhillips	205,217	16,483,029
Exxon Mobil Corp. (p)	540,351	46,686,326

		101,169,771

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 18.5%
Capital Markets 5.3%
Goldman Sachs Group, Inc.	77,413	$15,542,208
Legg Mason, Inc. (p)	290,895	20,944,440
State Street Corp. (p)	131,772	10,821,117
T. Rowe Price Group, Inc.	138,597	7,011,622

		54,319,387

Commercial Banks 2.9%
Wells Fargo & Co. (p)	865,379	29,431,540

Consumer Finance 1.1%
American Express Co.	217,832	10,743,474

Diversified Financial Services 5.5%
Apollo Global Management, LLC, Class A +	463,041	7,816,132
Citigroup, Inc.	1,046,692	29,537,649
JPMorgan Chase & Co.	387,144	18,408,697

		55,762,478

Insurance 3.7%
American International Group, Inc.	294,764	16,259,182
Marsh & McLennan Cos.	403,265	11,130,114
Prudential Financial, Inc.	119,938	10,119,169

		37,508,465

HEALTH CARE 13.5%
Biotechnology 2.9%
Amgen, Inc. *	414,639	19,318,031
Biogen Idec, Inc. *	160,938	9,809,171

		29,127,202

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	244,513	14,851,720
Medtronic, Inc.	275,143	12,813,409

		27,665,129

Health Care Providers & Services 1.1%
WellPoint, Inc. *	145,037	11,341,894

Pharmaceuticals 6.8%
Abbott Laboratories	215,295	12,121,108
Bristol-Myers Squibb Co.	406,307	9,422,259
Johnson & Johnson	180,960	11,447,530
Novartis AG, ADR	283,073	14,326,325
Pfizer, Inc.	643,857	15,059,815
Wyeth	162,652	6,473,550

		68,850,587

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 8.0%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	132,834	$14,335,446
United Technologies Corp.	99,747	7,322,427

		21,657,873

Air Freight & Logistics 1.7%
Expeditors International of Washington, Inc. (p)	141,325	6,683,259
United Parcel Service, Inc., Class B (p)	148,708	10,879,477

		17,562,736

Industrial Conglomerates 4.2%
General Electric Co.	1,190,071	42,140,414

INFORMATION TECHNOLOGY 20.1%
Communications Equipment 7.5%
Cisco Systems, Inc. *	1,215,331	29,775,609
QUALCOMM, Inc.	1,086,538	46,090,942

		75,866,551

Computers & Peripherals 0.9%
Dell, Inc. * (p)	478,967	9,598,499

Internet Software & Services 1.3%
Google, Inc., Class A *	24,126	13,614,302

IT Services 1.5%
Accenture, Ltd., Class A (p)	145,011	5,020,281
Automatic Data Processing, Inc.	240,440	9,754,650

		14,774,931

Semiconductors & Semiconductor Equipment 3.8%
Altera Corp.	653,473	11,037,159
Intel Corp.	775,438	16,439,286
Texas Instruments, Inc.	348,411	10,776,352

		38,252,797

Software 5.1%
Microsoft Corp.	692,325	22,569,795
Oracle Corp. *	1,398,243	28,733,894

		51,303,689

MATERIALS 1.0%
Chemicals 1.0%
Air Products & Chemicals, Inc.	109,250	9,834,685

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	299,099	11,512,320
Verizon Communications, Inc.	264,976	10,291,668

		21,803,988

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

		Shares	Value

COMMON STOCKS continued
UTILITIES 0.9%
Electric Utilities 0.9%
Exelon Corp.		127,937	$9,747,520

Total Common Stocks	(cost $795,702,157)		964,710,891

		Principal
		Amount	Value

SHORT-TERM INVESTMENTS 12.9%
COMMERCIAL PAPER 0.8%
Cheyne Finance, SIV, FRN, 3.17%, 05/19/2008 + (p) (pp)		$ 10,000,000	7,955,368

CORPORATE BONDS 0.7%
Capital Markets 0.1%
Citigroup Global Markets, Inc., FRN, 3.25%, 02/01/2008 (pp)		1,000,000	1,000,000

Diversified Financial Services 0.6%
Natixis Corp., FRN, 3.18%, 02/11/2008 (pp)		1,000,000	999,986
Sigma Finance, Inc., SIV, FRN, 3.09%, 06/16/2008 + (pp)		5,000,000	4,962,550

			5,962,536

REPURCHASE AGREEMENTS ^ 6.3%
ABN Amro, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity value
$7,000,622 (pp)		7,000,000	7,000,000
Banc of America Securities, LLC, 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $3,000,267 (pp)		3,000,000	3,000,000
Bear Stearns Cos., 3.23%, dated 01/31/2008, maturing 02/01/2008, maturity
value $8,000,718 (pp)		8,000,000	8,000,000
BNP Paribas SA, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity
value $2,000,178 (pp)		2,000,000	2,000,000
Cantor Fitzgerald & Co., 3.30%, dated 01/31/2008, maturing 02/01/2008,
maturity value $4,000,367 (pp)		4,000,000	4,000,000
Credit Suisse First Boston LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $7,000,624 (pp)		7,000,000	7,000,000
Deutsche Bank Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $3,000,268 (pp)		3,000,000	3,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.21%, dated 01/31/2008,
maturing 02/01/2008, maturity value $6,000,535 (pp)		6,000,000	6,000,000
Greenwich Capital Markets, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $9,000,803 (pp)		9,000,000	9,000,000
JPMorgan Securities, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $10,000,889 (pp)		10,000,000	10,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity
value $2,000,178 (pp)		2,000,000	2,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 01/31/2008, maturing
02/01/2008, maturity value $3,000,267 (pp)		3,000,000	3,000,000

			64,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 5.1%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I,
3.72% q (pp)	143,753	$ 143,753
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø	51,439,914	51,439,914

		51,583,667

Total Short-Term Investments (cost $132,583,150)		130,501,571

Total Investments (cost $928,285,307) 108.0%		1,095,212,462
Other Assets and Liabilities (8.0%)		(81,347,552)

Net Assets 100.0%		$ 1,013,864,910

*	Non-income producing security
(p)	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
(v)	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 165 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note
SIV	Structural Investment Vehicle

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Information Technology	21.1%
Financials	19.4%
Consumer Staples	14.5%
Health Care	14.2%
Energy	10.5%
Industrials	8.4%
Consumer Discretionary	7.6%
Telecommunication Services	2.3%
Materials	1.0%
Utilities	1.0%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $876,845,393) including $79,326,411 of securities loaned	$ 1,043,772,548
Investments in affiliated money market fund, at value (cost $51,439,914)	51,439,914

Total investments	1,095,212,462
Foreign currency, at value (cost $250,013)	242,751
Receivable for Fund shares sold	41,149
Dividends receivable	1,470,939
Receivable for securities lending income	8,240
Prepaid expenses and other assets	52,943

Total assets	1,097,028,484

Liabilities
Payable for Fund shares redeemed	1,615,982
Payable for securities on loan	81,143,236
Advisory fee payable	1,255
Due to other related parties	97,814
Accrued expenses and other liabilities	305,287

Total liabilities	83,163,574

Net assets	$ 1,013,864,910

Net assets represented by
Paid-in capital	$ 999,181,422
Undistributed net investment income	504,428
Accumulated net realized losses on investments	(152,753,534)
Net unrealized gains on investments	166,932,594

Total net assets	$ 1,013,864,910

Net assets consists of
Class A	$ 577,476,849
Class B	114,221,882
Class C	70,466,296
Class I	251,699,883

Total net assets	$ 1,013,864,910

Shares outstanding (unlimited number of shares authorized)
Class A	23,664,457
Class B	5,052,966
Class C	3,116,217
Class I	10,137,619

Net asset value per share
Class A	$ 24.40
Class A — Offering price (based on sales charge of 5.75%)	$ 25.89
Class B	$ 22.60
Class C	$ 22.61
Class I	$ 24.83

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2008 (unaudited)

Investment income
Dividends	$9,918,949
Income from affiliate	499,935
Securities lending	71,327

Total investment income	10,490,211

Expenses
Advisory fee	3,339,156
Distribution Plan expenses
Class A	963,569
Class B	692,213
Class C	393,691
Administrative services fee	566,712
Transfer agent fees	1,751,007
Trustees’ fees and expenses	8,860
Printing and postage expenses	102,757
Custodian and accounting fees	144,970
Registration and filing fees	27,810
Professional fees	33,671
Other	14,095

Total expenses	8,038,511
Less: Expense reductions	(10,676)
Expense reimbursements	(122,428)

Net expenses	7,905,407

Net investment income	2,584,804

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	73,501,685
Foreign currency related transactions	2,012

Net realized gains on investments	73,503,697
Net change in unrealized gains or losses on investments	(117,050,429)

Net realized and unrealized gains or losses on investments	(43,546,732)

Net decrease in net assets resulting from operations	$(40,961,928)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2008		Year Ended
	(unaudited)		July 31, 2007

Operations
Net investment income		$2,584,804		$5,019,571
Net realized gains on investments		73,503,697		125,945,445
Net change in unrealized gains or
losses on investments		(117,050,429)		52,617,497

Net increase (decrease) in net assets
resulting from operations		(40,961,928)		183,582,513

Distributions to shareholders from
Net investment income
Class A		(1,467,433)		(2,907,685)
Class B		0		(262,630)
Class C		0		(108,882)
Class I		(1,452,772)		(1,638,761)
Net realized gains
Class A		(29,430,678)		(8,042,882)
Class B		(6,699,281)		(2,598,259)
Class C		(3,865,879)		(1,128,802)
Class I		(12,606,057)		(3,320,764)

Total distributions to shareholders		(55,522,100)		(20,008,665)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	215,493	5,778,832	604,429	15,343,614
Class B	83,913	2,088,518	225,665	5,380,094
Class C	93,684	2,291,386	79,224	1,884,680
Class I	244,612	6,582,938	312,634	7,826,337

		16,741,674		30,434,725

Net asset value of shares issued in
reinvestment of distributions
Class A	1,127,780	29,320,610	415,400	10,352,616
Class B	266,161	6,401,175	117,534	2,744,254
Class C	146,188	3,517,293	48,487	1,132,212
Class I	482,496	12,793,049	178,741	4,527,922

		52,032,127		18,757,004

Automatic conversion of Class B
shares to Class A shares
Class A	528,105	14,153,682	1,806,720	46,010,296
Class B	(568,630)	(14,153,682)	(1,934,007)	(46,010,296)

		0		0

Payment for shares redeemed
Class A	(2,387,871)	(63,719,028)	(6,115,489)	(156,419,145)
Class B	(742,207)	(18,475,122)	(2,196,248)	(52,214,731)
Class C	(327,145)	(8,114,147)	(850,377)	(20,366,917)
Class I	(643,523)	(17,413,081)	(1,507,768)	(39,545,402)

		(107,721,378)		(268,546,195)

Net decrease in net assets resulting
from capital share transactions		(38,947,577)		(219,354,466)

Total decrease in net assets		(135,431,605)		(55,780,618)
Net assets
Beginning of period		1,149,296,515		1,205,077,133

End of period		$1,013,864,910		$1,149,296,515

Undistributed net investment income		$504,428		$839,829

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation
All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Fundamental Large Cap Fund, increase. For the six months ended January 31, 2008, the advisory fee was equivalent to 0.59% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $122,428.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2008, the Fund paid brokerage commissions of $129,367 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2008, EIS received $5,727 from the sale of Class A shares and $62, $95,293 and $503 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $143,153,028 and $280,088,367, respectively, for the six months ended January 31, 2008.

During the six months ended January 31, 2008, the Fund loaned securities to certain brokers. At January 31, 2008, the amount of securities on loan and the total amount of collateral received for securities loaned amounted to $79,326,411 and $81,143,236, respectively.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $930,466,268. The gross unrealized appreciation and depreciation on securities based on tax cost was $205,551,078 and $40,804,884, respectively, with a net unrealized appreciation of $164,746,194.

As of July 31, 2007, the Fund had $172,604,038 in capital loss carryovers for federal income tax purposes with $17,394,863 expiring in 2009, $152,625,222 expiring in 2010 and $2,583,953 expiring in 2011.

These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended July 31, 2007 in accordance with income tax regulations.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended January 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

12. SUBSEQUENT DISTRIBUTION
On March 13, 2008, the Fund declared distributions from net investment income to shareholders of record on March 12, 2008. The per share amounts payable on March 14, 2008 were as follows:

Net
Investment
Income

Class A	$ 0.0555
Class B	0.0073
Class C	0.0112
Class I	0.0732

These distributions are not reflected in the accompanying financial statements.

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT
Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Fundamental Large Cap Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic

25

ADDITIONAL INFORMATION (unaudited) continued

planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

26

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

27

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the S&P 500 Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the three-year period ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index and performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the five-year period ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees considered that the Fund had recently underperformed but that the Fund had a favorable performance record for longer periods and that EIMC remained confident in the Fund’s investment approach and investment management team.

The Trustees noted that the management fee paid by the Fund was near but higher than the average management fee of the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered the investment performance of other accounts managed by EIMC and its affiliates to which EIMC or its affiliates provide advisory services that are comparable to the advisory services they provide to the Fund and concluded that the performance of those accounts did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

28

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565221 rv5 03/2008

Evergreen Fundamental Mid Cap Value Fund

Evergreen

FUNDAMENTAL MID CAP VALUE FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENT OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Fundamental Mid Cap Value Fund, covering the period from September 28, 2007 through January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken.

1

LETTER TO SHAREHOLDERS continued

Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team

2

LETTER TO SHAREHOLDERS continued

managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the recent months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• James M. Tringas, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/28/2007

	Class A	Class B	Class C	Class I
Class inception date	9/28/2007	9/28/2007	9/28/2007	9/28/2007

Nasdaq symbol	EFVAX	EFVBX	EFVCX	EFVIX

Cumulative return

Since portfolio inception with sales charge	-11.65%	-11.07%	-7.33%	N/A

Since portfolio inception w/o sales charge	-6.26%	-6.39%	-6.39%	-6.22%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 28, 2007 (commencement of each class’ operations) to January 31, 2008. The hypothetical expense example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period

Actual
Class A	$ 1,000.00	$937.38	$4.14*
Class B	$ 1,000.00	$936.09	$6.61*
Class C	$ 1,000.00	$936.09	$6.61*
Class I	$ 1,000.00	$937.81	$3.31*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.85	$ 6.34**
Class B	$ 1,000.00	$ 1,015.08	$ 10.13**
Class C	$ 1,000.00	$ 1,015.08	$ 10.13**
Class I	$ 1,000.00	$ 1,020.11	$ 5.08**

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C and 1.00% for Class I), multiplied by the average account value over the period, since each class’ commencement of operations (September 28, 2007), multiplied by 125 / 366 days.

** For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C and 1.00% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS A	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.01
Net realized and unrealized gains or losses on investments	(0.64)

Total from investment operations	(0.63)

Distributions to shareholders from
Net investment income	(0.01)

Net asset value, end of period	$ 9.36

Total return[2]	(6.26%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 267
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[3]
Expenses excluding waivers/reimbursements and expense reductions	17.09%[3]
Net investment income (loss)	0.38%[3]
Portfolio turnover rate	60%

1 For the period from September 28, 2007 (commencement of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS B	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	(0.64)

Total from investment operations	(0.64)

Distributions to shareholders from
Net investment income	0[2]

Net asset value, end of period	$ 9.36

Total return[3]	(6.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 234
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%[4]
Expenses excluding waivers/reimbursements and expense reductions	17.84%[4]
Net investment income (loss)	(0.35%)[4]
Portfolio turnover rate	60%

1 For the period from September 28, 2007 (commencement of class operations), to January 31, 2008.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS C	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	(0.64)

Total from investment operations	(0.64)

Distributions to shareholders from
Net investment income	0[2]

Net asset value, end of period	$ 9.36

Total return[3]	(6.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 234
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%[4]
Expenses excluding waivers/reimbursements and expense reductions	17.84%[4]
Net investment income (loss)	(0.35%)[4]
Portfolio turnover rate	60%

1 For the period from September 28, 2007 (commencement of class operations), to January 31, 2008.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS I	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.02
Net realized and unrealized gains or losses on investments	(0.64)

Total from investment operations	(0.62)

Distributions to shareholders from
Net investment income	(0.02)

Net asset value, end of period	$ 9.36

Total return	(6.22%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 234
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[2]
Expenses excluding waivers/reimbursements and expense reductions	16.84%[2]
Net investment income (loss)	0.65%[2]
Portfolio turnover rate	60%

1 For the period from September 28, 2007 (commencement of class operations), to January 31, 2008.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 89.1%
CONSUMER DISCRETIONARY 10.6%
Hotels, Restaurants & Leisure 5.4%
Brinker International, Inc.	150	$2,792
Darden Restaurants, Inc.	1,122	31,775
Triarc Companies, Inc., Class A	1,841	17,397

		51,964

Household Durables 2.7%
Mohawk Industries, Inc. *	57	4,556
Snap-On, Inc.	450	22,104

		26,660

Multi-line Retail 0.6%
Sears Holdings Corp. *	51	5,635

Specialty Retail 1.9%
AnnTaylor Stores Corp. *	748	18,812

CONSUMER STAPLES 1.9%
Food Products 1.9%
Sara Lee Corp.	1,314	18,475

ENERGY 11.4%
Energy Equipment & Services 1.1%
Atwood Oceanics, Inc. *	123	10,220

Oil, Gas & Consumable Fuels 10.3%
Cimarex Energy Co.	794	32,403
Newfield Exploration Co. *	220	10,974
Pioneer Natural Resources Co.	555	23,255
St. Mary Land & Exploration Co.	941	33,151

		99,783

FINANCIALS 20.1%
Capital Markets 1.5%
American Capital Strategies, Ltd.	232	8,159
Investment Technology Group, Inc. *	130	6,106

		14,265

Commercial Banks 2.4%
BOK Financial Corp.	344	18,741
Cullen/Frost Bankers, Inc.	93	4,876

		23,617

Insurance 11.6%
Assured Guaranty, Ltd.	564	13,344
Brown & Brown, Inc.	1,068	24,041
Everest Re Group, Ltd.	289	29,388
Fidelity National Financial, Inc., Class A	494	9,727
White Mountains Insurance Group, Ltd.	74	35,890

		112,390

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 2.2%
Annaly Capital Management, Inc.	1,098	$21,653

Real Estate Management & Development 2.4%
Brookfield Properties Corp.	315	6,398
St. Joe Co.	426	16,537

		22,935

HEALTH CARE 3.1%
Health Care Equipment & Supplies 1.2%
Edwards Lifesciences Corp. *	260	12,030

Pharmaceuticals 1.9%
Endo Pharmaceuticals Holdings, Inc. *	693	18,115

INDUSTRIALS 12.2%
Air Freight & Logistics 2.0%
UTi Worldwide, Inc.	1,036	19,373

Commercial Services & Supplies 3.7%
Avery Dennison Corp.	493	25,547
Manpower, Inc.	94	5,289
Monster Worldwide, Inc. *	175	4,874

		35,710

Machinery 4.0%
Dover Corp.	640	25,830
Timken Co.	429	12,969

		38,799

Road & Rail 2.5%
Con-Way, Inc.	502	24,442

INFORMATION TECHNOLOGY 17.1%
Communications Equipment 1.7%
CommScope, Inc. *	380	16,853

Computers & Peripherals 5.1%
Imation Corp.	1,343	34,797
Lexmark International, Inc., Class A *	397	14,376

		49,173

Electronic Equipment & Instruments 2.4%
Ingram Micro, Inc., Class A	681	12,108
Vishay Intertechnology, Inc. *	1,088	11,413

		23,521

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 4.3%
Computer Sciences Corp. *	348	$14,727
Global Payments, Inc.	584	21,842
Total System Services, Inc.	225	5,201

		41,770

Semiconductors & Semiconductor Equipment 2.7%
LSI Corp. *	4,900	25,578

Software 0.9%
Check Point Software Technologies, Ltd. *	424	9,031

MATERIALS 4.7%
Chemicals 0.9%
FMC Corp.	78	4,146
Valspar Corp.	250	5,008

		9,154

Containers & Packaging 1.5%
Owens-Illinois, Inc. *	283	14,263

Metals & Mining 2.3%
Commercial Metals Co.	776	22,000

UTILITIES 8.0%
Electric Utilities 5.0%
Mirant Corp.	613	22,583
Westar Energy, Inc.	1,048	25,529

		48,112

Gas Utilities 0.9%
Atmos Energy Corp.	312	8,961

Multi-Utilities 2.1%
Ameren Corp.	450	20,164

Total Common Stocks (cost $901,359)		863,458

EXCHANGE TRADED FUND 4.9%
iShares Russell Midcap Value Index Fund (cost $51,521)	374	47,815

SHORT-TERM INVESTMENTS 10.5%
MUTUAL FUND SHARES 10.5%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø
(cost $101,640)	101,640	101,640

Total Investments (cost $1,054,520) 104.5%		1,012,913
Other Assets and Liabilities (4.5%)		(43,670)

Net Assets 100.0%		$969,243

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Financials	21.4%
Information Technology	18.2%
Industrials	13.0%
Energy	12.1%
Consumer Discretionary	11.3%
Utilities	8.5%
Materials	5.0%
Health Care	3.3%
Consumer Staples	2.0%
Other	5.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $952,880)	$911,273
Investments in affiliated money market fund, at value (cost $101,640)	101,640

Total investments	1,012,913
Receivable for securities sold	21,635
Dividends receivable	442
Receivable from investment advisor	402
Prepaid expenses and other assets	81,192

Total assets	1,116,584

Liabilities
Payable for securities purchased	17,973
Distribution Plan expenses payable	14
Due to other related parties	12
Accrued expenses and other liabilities	129,342

Total liabilities	147,341

Net assets	$969,243

Net assets represented by
Paid-in capital	$1,033,118
Overdistributed net investment income	(601)
Accumulated net realized losses on investments	(21,667)
Net unrealized losses on investments	(41,607)

Total net assets	$969,243

Net assets consists of
Class A	$267,392
Class B	233,875
Class C	233,875
Class I	234,101

Total net assets	$969,243

Shares outstanding (unlimited number of shares authorized)
Class A	28,561
Class B	25,000
Class C	25,000
Class I	25,000

Net asset value per share
Class A	$9.36
Class A — Offering price (based on sales charge of 5.75%)	$9.93
Class B	$9.36
Class C	$9.36
Class I	$9.36

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Period Ended January 31, 2008 (unaudited) (a)

Investment income
Dividends	$3,697
Income from affiliate	1,653

Total investment income	5,350

Expenses
Advisory fee	2,114
Distribution Plan expenses
Class A	208
Class B	806
Class C	806
Administrative services fee	324
Transfer agent fees	32
Trustees’ fees and expenses	1,216
Printing and postage expenses	6,453
Custodian and accounting fees	806
Registration and filing fees	35,952
Professional fees	7,461
Other	403

Total expenses	56,581
Less: Fee waivers and expense reimbursements	(51,510)

Net expenses	5,071

Net investment income	279

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(21,667)
Net change in unrealized gains or losses on investments	(41,607)

Net realized and unrealized gains or losses on investments	(63,274)

Net decrease in net assets resulting from operations	$(62,995)

(a) For the period from September 28, 2007 (commencement of operations), to January 31, 2008.

See Notes to Financial Statements

16

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	January 31, 2008
	(unaudited) (a)

Operations
Net investment income		$279
Net realized losses on investments		(21,667)
Net change in unrealized gains or losses on investments		(41,607)

Net decrease in net assets resulting from operations		(62,995)

Distributions to shareholders from
Net investment income
Class A		(366)
Class B		(23)
Class C		(23)
Class I		(468)

Total distributions to shareholders		(880)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	28,561	282,819
Class B	25,000	250,147
Class C	25,000	250,147
Class I	25,000	250,005

Net increase in net assets resulting from capital share transactions		1,033,118

Total increase in net assets		969,243
Net assets
Beginning of period		0

End of period		$969,243

Overdistributed net investment income		$(601)

(a) For the period from September 28, 2007 (commencement of operations), to January 31, 2008.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Fundamental Mid Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.65% and declining to 0.60% as average daily net assets increase. For the period ended January 31, 2008, the advisory fee was equivalent to 0.65% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $2,114 and reimbursed other expenses in the amount of $49,396.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the period ended January 31, 2008, EIS received $152 from the sale of Class A shares.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,523,306 and $548,758, respectively, for the period ended January 31, 2008.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,054,520. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,585 and $64,192, respectively, with a net unrealized depreciation of $41,607.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the proposed investment advisory agreement between the Fund and EIMC at a meeting held in June of 2007. At that meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC approved the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Fundamental Mid Cap Value Fund; references to the “funds” are to the Evergreen funds generally.)

The Board of Trustees regularly meets with representatives of Evergreen Investments (“Evergreen”) during the course of the year, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreement with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreement, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered, among other factors, the proposed investment policies and portfolio management team’s investment approach and the historical investment performance of the proposed portfolio management team.

The Trustees considered the proposed investment advisory fee to be paid by the Fund in comparison to comparable mutual funds and to other comparable funds and accounts managed by Evergreen. The Trustees also considered whether further growth in assets of the Fund might result in economies of scale and noted that the Fund was in its start up phase and that the advisory fee for the Fund contemplated a breakpoint at $1 billion. The Trustees noted also that Evergreen agreed to voluntarily waive certain of its fees during the Fund’s start-up phase. The Trustees also relied, in part, on comparisons of the Fund’s projected fees and expenses to the fees and expenses of other peer mutual funds, based on data compiled by Evergreen from information provided by an independent data provider. In their consideration of the fees to be paid by the Fund, the Trustees considered information provided by EIMC regarding the projected profitability of the Fund to EIMC.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

581828 03/2008

Evergreen Golden Core Opportunities Fund

Evergreen

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENT OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Golden Core Opportunities Fund, covering the period from December 17, 2007 through January 31, 2008.

Each of the three Golden funds is managed with the investment strategies developed by Golden Capital Management, LLC (“Golden Capital”), a firm that successfully manages core and enhanced index equity portfolios for institutional and high net worth individual investors. Evergreen Golden Large Cap Core Fund is managed to invest in securities of companies diversified across the major economic sectors, with at least 80% of net assets invested in shares of large cap companies with characteristics similar to those typically found in the Standard & Poor’s 500 Index. Evergreen Golden Mid Cap Core Fund is managed to invest in securities of companies, with at least 80% of net assets invested in the stocks of mid cap companies similar to those found in the Russell Midcap Index. The third fund, Evergreen Golden Core Opportunities Fund, is designed to invest in securities of companies diversified across the major sectors, with at least 80% of net assets invested in stocks of small to mid cap companies similar to those found in the Russell 2500 Index.

We are proud to be able to offer retail investors these three mutual funds that follow Golden Capital’s discipline, which combines fundamental equity research and a quantitative approach in pursuit of consistent, long-term returns. As sub-advisor, Golden Capital is responsible for day-to-day portfolio management of these three funds, while Evergreen Investment Management Company, LLC serves as the investment advisor.

1

LETTER TO SHAREHOLDERS continued

The funds were launched during a challenging period in the domestic equity market. Problems that first appeared in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion late in 2007 and early in 2008. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. Corporate earnings growth, meanwhile, fell over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007

2

LETTER TO SHAREHOLDERS continued

and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

We believe the experiences in the investment markets in recent months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Golden Capital Management, LLC

Portfolio Manager:

• John R. Campbell, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/17/2007

	Class A	Class B	Class C	Class I
Class inception date	12/17/2007	12/17/2007	12/17/2007	12/17/2007

Nasdaq symbol	ECOAX	ECOBX	ECOCX	ECOIX

Cumulative return

Since portfolio inception with sales charge	-13.57%	-12.88%	-9.22%	N/A

Since portfolio inception w/o sales charge	-8.30%	-8.30%	-8.30%	-8.30%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of January 31, 2008, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 17, 2007 (commencement of each class’ operations) to January 31, 2008. The hypothetical expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period

Actual
Class A	$ 1,000.00	$ 917.00	$ 1.77*
Class B	$ 1,000.00	$ 917.00	$ 2.65*
Class C	$ 1,000.00	$ 917.00	$ 2.65*
Class I	$ 1,000.00	$ 917.00	$ 1.47*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.60	$ 7.61**
Class B	$ 1,000.00	$ 1,013.83	$11.39**
Class C	$ 1,000.00	$ 1,013.83	$11.39**
Class I	$ 1,000.00	$ 1,018.85	$ 6.34**

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.50% for Class A, 2.25% for Class B, 2.25% for Class C and 1.25% for Class I), multiplied by the average account value over the period since each class’ commencement of operations (December 17, 2007), multiplied by 45 / 366 days.

** For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.50% for Class A, 2.25% for Class B, 2.25% for Class C and 1.25% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS A	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	(0.83)

Total from investment operations	(0.83)

Net asset value, end of period	$ 9.17

Total return[2]	(8.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 461
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.50%[3]
Expenses excluding waivers/reimbursements and expense reductions	6.52%[3]
Net investment income (loss)	(0.38%)[3]
Portfolio turnover rate	0%

1 For the period from December 17, 2007 (commencem ent of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS B	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gains or losses on investments	(0.82)

Total from investment operations	(0.83)

Net asset value, end of period	$ 9.17

Total return[2]	(8.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 459
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.25%[3]
Expenses excluding waivers/reimbursements and expense reductions	7.27%[3]
Net investment income (loss)	(1.13%)[3]
Portfolio turnover rate	0%

1 For the period from December 17, 2007 (commencem ent of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS C	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gains or losses on investments	(0.82)

Total from investment operations	(0.83)

Net asset value, end of period	$ 9.17

Total return[2]	(8.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 464
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.25%[3]
Expenses excluding waivers/reimbursements and expense reductions	7.27%[3]
Net investment income (loss)	(1.13%)[3]
Portfolio turnover rate	0%

1 For the period from December 17, 2007 (commencem ent of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS I	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	(0.83)

Total from investment operations	(0.83)

Net asset value, end of period	$ 9.17

Total return	(8.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,211
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[2]
Expenses excluding waivers/reimbursements and expense reductions	6.27%[2]
Net investment income (loss)	(0.13%)[2]
Portfolio turnover rate	0%

1 For the period from December 17, 2007 (commencem ent of class operations), to January 31, 2008.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 10.1%
Auto Components 1.9%
Gentex Corp.	5,545	$ 87,944

Household Durables 2.1%
Newell Rubbermaid, Inc.	3,915	94,430

Leisure Equipment & Products 2.1%
Hasbro, Inc.	3,810	98,946

Specialty Retail 4.0%
Brown Shoe Co., Inc.	5,960	102,512
Men’s Wearhouse, Inc.	3,230	82,332

		184,844

CONSUMER STAPLES 3.9%
Beverages 1.9%
Pepsi Bottling Group, Inc.	2,495	86,951

Personal Products 2.0%
NBTY, Inc. *	3,725	90,219

ENERGY 9.3%
Energy Equipment & Services 7.2%
Cameron International Corp. *	2,050	82,533
Global Industries, Ltd. *	4,230	74,702
Noble Corp.	1,780	77,911
Parker Drilling Co. *	13,630	94,728

		329,874

Oil, Gas & Consumable Fuels 2.1%
Holly Corp.	2,000	96,840

FINANCIALS 14.6%
Capital Markets 4.4%
Ameriprise Financial, Inc.	1,800	99,558
Federated Investors, Inc.	2,395	101,955

		201,513

Diversified Financial Services 2.1%
Nasdaq Stock Market, Inc. *	2,095	96,936

Insurance 6.2%
American Financial Group, Inc.	3,395	94,143
Assurant, Inc.	1,490	96,686
HCC Insurance Holdings, Inc.	3,450	96,117

		286,946

Real Estate Investment Trusts 1.9%
AMB Property Corp.	1,705	86,273

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 18.3%
Health Care Equipment & Supplies 1.9%
Dentsply International, Inc.	2,155	$ 89,023

Health Care Providers & Services 8.5%
AmerisourceBergen Corp.	2,290	106,829
Express Scripts, Inc. *	1,385	93,474
Health Net, Inc. *	2,005	93,212
Laboratory Corporation of America Holdings *	1,315	97,152

		390,667

Life Sciences Tools & Services 3.5%
Applied Biosystems Group - Applera Corp.	2,940	92,698
Waters Corp. *	1,225	70,376

		163,074

Pharmaceuticals 4.4%
Endo Pharmaceuticals Holdings, Inc. *	3,615	94,496
Sciele Pharma, Inc. *	4,420	105,727

		200,223

INDUSTRIALS 13.0%
Aerospace & Defense 3.5%
Goodrich Corp.	1,335	83,504
Spirit AeroSystems Holdings, Inc., Class A *	2,870	79,270

		162,774

Electrical Equipment 3.6%
Cooper Industries, Inc.	1,870	83,290
GrafTech International, Ltd. *	5,415	81,495

		164,785

Machinery 5.9%
Gardner Denver, Inc. *	2,880	93,427
Parker Hannifin Corp.	1,280	86,541
Terex Corp. *	1,545	90,784

		270,752

INFORMATION TECHNOLOGY 17.0%
Communications Equipment 3.7%
ADC Telecommunications, Inc. *	5,355	79,201
Harris Corp.	1,615	88,324

		167,525

Electronic Equipment & Instruments 7.7%
Amphenol Corp., Class A	2,150	85,871
Arrow Electronics, Inc. *	2,575	88,117
Avnet, Inc. *	2,800	99,708
Methode Electronics, Inc.	6,645	80,537

		354,233

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.9%
Convergys Corp. *	5,715	$ 88,640

Semiconductors & Semiconductor Equipment 3.7%
Amkor Technology, Inc. *	11,305	86,370
International Rectifier Corp. *	2,975	82,794

		169,164

MATERIALS 5.8%
Chemicals 5.8%
Albemarle Corp.	2,335	84,667
Celanese Corp., Ser. A	2,210	82,168
FMC Corp.	1,830	97,283

		264,118

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
CenturyTel, Inc.	2,350	86,738

UTILITIES 4.1%
Gas Utilities 2.0%
Energen Corp.	1,485	93,407

Multi-Utilities 2.1%
MDU Resources Group, Inc.	3,695	95,774

Total Common Stocks (cost $4,915,151)		4,502,613

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø
(cost $114,305)	114,305	114,305

Total Investments (cost $5,029,456) 100.5%		4,616,918
Other Assets and Liabilities (0.5%)		(22,453)

Net Assets 100.0%		$ 4,594,465

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Health Care	18.7%
Information Technology	17.3%
Financials	14.9%
Industrials	13.3%
Consumer Discretionary	10.4%
Energy	9.5%
Materials	5.9%
Utilities	4.2%
Consumer Staples	3.9%
Telecommunication Services	1.9%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $4,915,151)	$ 4,502,613
Investments in affiliated money market fund, at value (cost $114,305)	114,305

Total investments	4,616,918
Dividends receivable	1,671
Receivable from investment advisor	552
Prepaid expenses and other assets	92,779

Total assets	4,711,920

Liabilities
Distribution Plan expenses payable	28
Due to other related parties	7,344
Accrued expenses and other liabilities	110,083

Total liabilities	117,455

Net assets	$ 4,594,465

Net assets represented by
Paid-in capital	$ 5,009,071
Undistributed net investment loss	(2,068)
Net unrealized losses on investments	(412,538)

Total net assets	$ 4,594,465

Net assets consists of
Class A	$ 461,295
Class B	458,663
Class C	463,579
Class I	3,210,928

Total net assets	$ 4,594,465

Shares outstanding (unlimited number of shares authorized)
Class A	50,297
Class B	50,000
Class C	50,536
Class I	350,000

Net asset value per share
Class A	$ 9.17
Class A — Offering price (based on sales charge of 5.75%)	$ 9.73
Class B	$ 9.17
Class C	$ 9.17
Class I	$ 9.17

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Period Ended January 31, 2008 (unaudited) (a)

Investment income
Dividends	$ 4,485
Income from affiliate	2,035

Total investment income	6,520

Expenses
Advisory fee	4,657
Distribution Plan expenses
Class A	146
Class B	581
Class C	584
Administrative services fee	582
Transfer agent fees	7,346
Trustees’ fees and expenses	689
Printing and postage expenses	4,956
Custodian and accounting fees	427
Registration and filing fees	13,084
Professional fees	4,559
Other	179

Total expenses	37,790
Less: Expense reductions	(7)
Fee waivers and expense reimbursements	(29,195)

Net expenses	8,588

Net investment loss	(2,068)

Net change in unrealized gains or losses on investments	(412,538)

Net decrease in net assets resulting from operations	$ (414,606)

(a) For the period from December 17, 2007 (commencement of operations), to January 31, 2008.

See Notes to Financial Statements

15

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	January 31, 2008
	(unaudited) (a)

Operations
Net investment loss	$ (2,068)
Net change in unrealized gains or losses on investments		(412,538)

Net decrease in net assets resulting from operations		(414,606)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	50,297	503,001
Class B	50,000	500,532
Class C	50,536	505,533
Class I	350,000	3,500,005

Net increase in net assets resulting from capital share transactions		5,009,071

Total increase in net assets		4,594,465
Net assets
Beginning of period		0

End of period	$ 4,594,465

Undistributed net investment loss	$ (2,068)

(a) For the period from December 17, 2007 (commencement of operations), to January 31, 2008.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Golden Core Opportunities Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.70% as average daily net assets increase. For the period ended January 31, 2008, the advisory fee was equivalent to 0.80% of the Fund’s average daily net assets (on an annualized basis).

Golden Capital Management, LLC (“Golden Capital”) is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund. Wachovia Alternative Strategies, Inc., a wholly-owned subsidiary of Wachovia, owns a 45% minority interest in Golden Capital.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the period ended January 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $4,657 and reimbursed other expenses in the amount of $24,538.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 1.26% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $4,915,151 and $0, respectively, for the period ended January 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of January 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Valuation	Investments
	Inputs	in Securities

Level 1	Quoted Prices	$ 4,616,918
Level 2	Other Significant
	Observable Inputs	0
Level 3	Significant
Unobservable
	Inputs	0

Total		$ 4,616,918

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $5,029,456. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,098 and $438,636, respectively, with a net unrealized depreciation of $412,538.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implemen-

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The adoption of FAS 157 has not impacted the financial statement amounts, however, additional disclosures about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the current period have been incorporated into this shareholder report as required.

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the proposed investment advisory agreement between the Fund and EIMC and the proposed sub-advisory agreement between EIMC and Golden Capital Management, LLC (“Golden Capital”) at a meeting held in December of 2007. At that meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, Golden Capital, or EIMC approved the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Golden Core Opportunities Fund; references to the “funds” are to the Evergreen funds generally.)

The Board of Trustees regularly meets with representatives of Evergreen Investments (“Evergreen”) during the course of the year, and met with representatives of Golden Capital in December of 2007, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreements with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreements, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and Golden Capital would formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. In considering approval of the Fund’s investment advisory agreements with EIMC and Golden Capital, the Trustees considered, among other factors, Golden Capital’s portfolio management team’s investment approach; information regarding Golden Capital’s historical investment performance, as represented by the performance of other investment funds and a composite of accounts managed by Golden Capital, in comparison to comparable funds and the Russell 2500 Index; the fees to be paid by the Fund to EIMC and affiliates of EIMC and by EIMC to Golden Capital; and the estimated expenses that the Fund would pay after its launch. On the basis of these factors, they determined that Golden Capital appeared qualified to manage the Fund.

The Trustees also considered the proposed investment advisory fee to be paid by the Fund in comparison to comparable mutual funds and to other comparable accounts managed by Evergreen and concluded that the proposed fees and contractual arrangements appeared reasonable and appropriate. The Trustees considered whether further growth in assets of the Fund might

22

ADDITIONAL INFORMATION (unaudited) continued

result in economies of scale and noted that the Fund was in its start-up phase and that the advisory fee for the Fund contemplated breakpoints starting at $1 billion. The Trustees also relied, in part, on comparisons of the Fund’s projected fees and expenses to the fees and expenses of other peer mutual funds, based on data compiled by Evergreen from information provided by an independent data provider. In their consideration of the fees to be paid by the Fund, the Trustees considered information provided by EIMC regarding the projected profitability of the Fund to EIMC.

23

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

581816 rv1 03/2008

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

581816 rv1 03/2008

Evergreen Golden Large Cap Core Fund

Evergreen

GOLDEN LARGE CAP CORE FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENT OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Golden Large Cap Core Fund, covering the period from December 17, 2007 through January 31, 2008.

Each of the three Golden funds is managed with the investment strategies developed by Golden Capital Management, LLC (“Golden Capital”), a firm that successfully manages core and enhanced index equity portfolios for institutional and high net worth individual investors. Evergreen Golden Large Cap Core Fund is managed to invest in securities of companies diversified across the major economic sectors, with at least 80% of net assets invested in shares of large cap companies with characteristics similar to those typically found in the Standard & Poor’s 500 Index. Evergreen Golden Mid Cap Core Fund is managed to invest in securities of companies, with at least 80% of net assets invested in the stocks of mid cap companies similar to those found in the Russell Midcap Index. The third fund, Evergreen Golden Core Opportunities Fund, is designed to invest in securities of companies diversified across the major sectors, with at least 80% of net assets invested in stocks of small to mid cap companies similar to those found in the Russell 2500 Index.

We are proud to be able to offer retail investors these three mutual funds that follow Golden Capital’s discipline, which combines fundamental equity research and a quantitative approach in pursuit of consistent, long-term returns. As sub-advisor, Golden Capital is responsible for day-to-day portfolio management of these three funds, while Evergreen Investment Management Company, LLC serves as the investment advisor.

1

LETTER TO SHAREHOLDERS continued

The funds were launched during a challenging period in the domestic equity market. Problems that first appeared in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion late in 2007 and early in 2008. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. Corporate earnings growth, meanwhile, fell over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007

2

LETTER TO SHAREHOLDERS continued

and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

We believe the experiences in the investment markets in recent months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Golden Capital Management, LLC

Portfolio Manager:

• Jeff C. Moser, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/17/2007

	Class A	Class B	Class C	Class I
Class inception date	12/17/2007	12/17/2007	12/17/2007	12/17/2007

Nasdaq symbol	EGOAX	EGOBX	EGOCX	EGOIX

Cumulative return

Since portfolio inception with sales charge	-11.31%	-10.51%	-6.74%	N/A

Since portfolio inception w/o sales charge	-5.90%	-5.80%	-5.80%	-5.80%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 17, 2007 (commencement of each class’ operations) to January 31, 2008. The hypothetical expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period

Actual
Class A	$ 1,000.00	$ 941.00	$ 1.37*
Class B	$ 1,000.00	$ 942.00	$ 2.27*
Class C	$ 1,000.00	$ 942.00	$ 2.27*
Class I	$ 1,000.00	$ 942.00	$ 1.07*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.36	$ 5.84**
Class B	$ 1,000.00	$ 1,015.58	$ 9.63**
Class C	$ 1,000.00	$ 1,015.58	$ 9.63**
Class I	$ 1,000.00	$ 1,020.61	$ 4.57**

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Class I), multiplied by the average account value over the period since each class’ commencement of operations (December 17, 2007), multiplied by 45 / 366 days.

** For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.90% for Class B, 1.90% for Class C and 0.90% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS A	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	(0.59)

Net asset value, end of period	$ 9.41

Total return[2]	(5.90%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 471
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[3]
Expenses excluding waivers/reimbursements and expense reductions	5.72%[3]
Net investment income (loss)	0.29%[3]
Portfolio turnover rate	2%

1 For the period from December 17, 2007 (commencement of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS B	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gains or losses on investments	(0.57)

Total from investment operations	(0.58)

Net asset value, end of period	$ 9.42

Total return[2]	(5.80%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 471
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%[3]
Expenses excluding waivers/reimbursements and expense reductions	6.47%[3]
Net investment income (loss)	(0.46%)[3]
Portfolio turnover rate	2%

1 For the period from December 17, 2007 (commencement of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS C	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gains or losses on investments	(0.57)

Total from investment operations	(0.58)

Net asset value, end of period	$ 9.42

Total return[2]	(5.80%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 476
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%[3]
Expenses excluding waivers/reimbursements and expense reductions	6.47%[3]
Net investment income (loss)	(0.46%)[3]
Portfolio turnover rate	2%

1 For the period from December 17, 2007 (commencement of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS I	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0.01
Net realized and unrealized gains or losses on investments	(0.59)

Total from investment operations	(0.58)

Net asset value, end of period	$ 9.42

Total return	(5.80%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,296
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%[2]
Expenses excluding waivers/reimbursements and expense reductions	5.47%[2]
Net investment income (loss)	0.54%[2]
Portfolio turnover rate	2%

1 For the period from December 17, 2007 (commencement of class operations), to January 31, 2008.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 98.6%
CONSUMER DISCRETIONARY 7.9%
Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	1,625	$ 87,019

Household Durables 2.0%
Newell Rubbermaid, Inc.	3,965	95,636

Specialty Retail 2.0%
Sherwin-Williams Co.	1,660	94,968

Textiles, Apparel & Luxury Goods 2.0%
Nike, Inc., Class B	1,545	95,419

CONSUMER STAPLES 5.7%
Food Products 1.9%
Kellogg Co.	1,845	88,375

Household Products 3.8%
Clorox Co.	1,510	92,593
Procter & Gamble Co.	1,345	88,703

		181,296

ENERGY 10.1%
Energy Equipment & Services 2.1%
Tidewater, Inc.	1,840	97,446

Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	1,080	91,260
ConocoPhillips	1,195	95,983
Exxon Mobil Corp.	1,090	94,176
Occidental Petroleum Corp.	1,400	95,018

		376,437

FINANCIALS 18.6%
Capital Markets 4.1%
Bank of New York Mellon Corp.	2,070	96,524
Goldman Sachs Group, Inc.	470	94,362

		190,886

Diversified Financial Services 4.4%
Bank of America Corp.	2,360	104,666
JPMorgan Chase & Co.	2,200	104,610

		209,276

Insurance 10.1%
ACE, Ltd	1,655	96,553
American International Group, Inc.	1,780	98,185
AON Corp.	2,025	88,128
Chubb Corp.	1,880	97,365
MetLife, Inc.	1,605	94,647

		474,878

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 15.5%
Health Care Equipment & Supplies 4.4%
Baxter International, Inc.	1,705	$ 103,562
Becton Dickinson & Co.	1,205	104,268

		207,830

Health Care Providers & Services 3.8%
Aetna, Inc.	1,710	91,075
CIGNA Corp.	1,845	90,700

		181,775

Pharmaceuticals 7.3%
Bristol-Myers Squibb Co.	3,940	91,369
Johnson & Johnson	1,470	92,992
Merck & Co., Inc.	1,665	77,056
Wyeth	2,050	81,590

		343,007

INDUSTRIALS 13.5%
Aerospace & Defense 4.1%
Lockheed Martin Corp.	900	97,128
United Technologies Corp.	1,295	95,066

		192,194

Electrical Equipment 1.8%
Cooper Industries, Inc.	1,895	84,403

Industrial Conglomerates 1.9%
3M Co.	1,145	91,199

Machinery 5.7%
Danaher Corp.	1,155	85,990
Eaton Corp.	1,110	91,864
Terex Corp. *	1,565	91,959

		269,813

INFORMATION TECHNOLOGY 19.6%
Computers & Peripherals 3.9%
Hewlett-Packard Co.	1,910	83,562
International Business Machines Corp.	940	100,900

		184,462

Electronic Equipment & Instruments 2.0%
Agilent Technologies, Inc. *	2,735	92,744

Office Electronics 2.0%
Xerox Corp.	6,140	94,556

Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc.	5,585	100,083
Intel Corp.	3,780	80,136

		180,219

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 7.9%
Amdocs, Ltd. *	2,840	$ 93,976
BMC Software, Inc. *	2,775	88,911
Microsoft Corp.	2,810	91,606
Oracle Corp. *	4,680	96,174

		370,667

MATERIALS 1.9%
Chemicals 1.9%
Praxair, Inc.	1,130	91,428

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 3.8%
AT&T, Inc.	2,405	92,568
Verizon Communications, Inc.	2,240	87,002

		179,570

UTILITIES 2.0%
Independent Power Producers & Energy Traders 2.0%
Constellation Energy Group, Inc.	985	92,551

Total Common Stocks (cost $4,934,527)		4,648,054

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø (cost $80,697)	80,697	80,697

Total Investments (cost $5,015,224) 100.3%		4,728,751
Other Assets and Liabilities (0.3%)		(15,806)

Net Assets 100.0%		$ 4,712,945

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percentage of long-term investments by sector as of January 31, 2008:

Information Technology	19.9%
Financials	18.8%
Health Care	15.8%
Industrials	13.7%
Energy	10.2%
Consumer Discretionary	8.0%
Consumer Staples	5.8%
Telecommunication Services	3.9%
Utilities	2.0%
Materials	1.9%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $4,934,527)	$ 4,648,054
Investments in affiliated money market fund, at value (cost $80,697)	80,697

Total investments	4,728,751
Dividends receivable	5,561
Receivable from investment advisor	529
Prepaid expenses and other assets	92,710

Total assets	4,827,551

Liabilities
Distribution Plan expenses payable	29
Due to other related parties	3,841
Accrued expenses and other liabilities	110,736

Total liabilities	114,606

Net assets	$ 4,712,945

Net assets represented by
Paid-in capital	$ 5,006,096
Undistributed net investment income	1,902
Accumulated net realized losses on investments	(8,580)
Net unrealized losses on investments	(286,473)

Total net assets	$ 4,712,945

Net assets consists of
Class A	$ 470,712
Class B	470,751
Class C	475,564
Class I	3,295,918

Total net assets	$ 4,712,945

Shares outstanding (unlimited number of shares authorized)
Class A	50,000
Class B	50,000
Class C	50,511
Class I	350,000

Net asset value per share
Class A	$ 9.41
Class A— Offering price (based on sales charge of 5.75%)	$ 9.98
Class B	$ 9.42
Class C	$ 9.42
Class I	$ 9.42

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Period Ended January 31, 2008 (unaudited) (a)

Investment income
Dividends	$ 6,780
Income from affiliate	1,851

Total investment income	8,631

Expenses
Advisory fee	3,708
Distribution Plan expenses
Class A	150
Class B	597
Class C	600
Administrative services fee	598
Transfer agent fees	3,841
Trustees’ fees and expenses	554
Printing and postage expenses	4,671
Custodian and accounting fees	430
Registration and filing fees	13,256
Professional fees	4,969
Other	687

Total expenses	34,061
Less: Expense reductions	(8)
Fee waivers and expense reimbursements	(27,324)

Net expenses	6,729

Net investment income	1,902

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(8,580)
Net change in unrealized gains or losses on investments	(286,473)

Net realized and unrealized gains or losses on investments	(295,053)

Net decrease in net assets resulting from operations	$ (293,151)

(a) For the period from December 17, 2007 (commencement of operations), to January 31, 2008.

See Notes to Financial Statements

15

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	January 31, 2008
	(unaudited) (a)

Operations
Net investment income	$ 1,902
Net realized losses on investments		(8,580)
Net change in unrealized gains or losses on investments		(286,473)

Net decrease in net assets resulting from operations		(293,151)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	50,179	501,839
Class B	50,000	500,498
Class C	50,511	505,501
Class I	350,000	3,500,005

		5,007,843

Payment for shares redeemed
Class A	(179)	(1,747)

Net increase in net assets resulting from capital share transactions		5,006,096

Total increase in net assets		4,712,945
Net assets
Beginning of period		0

End of period	$ 4,712,945

Undistributed net investment income	$ 1,902

(a) For the period from December 17, 2007 (commencement of operations), to January 31, 2008.

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Golden Large Cap Core Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the period ended January 31, 2008, the advisory fee was equivalent to 0.62% of the Fund’s average daily net assets (on an annualized basis).

Golden Capital Management, LLC (“Golden Capital”) is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund. Wachovia Alternative Strategies, Inc., a wholly-owned subsidiary of Wachovia, owns a 45% minority interest in Golden Capital.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the period ended January 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $3,708 and reimbursed other expenses in the amount of $23,616.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $5,033,426 and $90,319, respectively, for the period ended January 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of January 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Valuation	Investments
	Inputs	in Securities

Level 1	Quoted Prices	$ 4,728,751
Level 2	Other Significant
	Observable Inputs	0
Level 3	Significant
Unobservable
	Inputs	0

Total		$ 4,728,751

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $5,015,224. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,092 and $311,565, respectively, with a net unrealized depreciation of $286,473.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The adoption of FAS 157 has not impacted the financial statement amounts, however, additional disclosures about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period have been incorporated into this shareholder report as required.

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the proposed investment advisory agreement between the Fund and EIMC and the proposed sub-advisory agreement between EIMC and Golden Capital Management, LLC (“Golden Capital”) at a meeting held in December of 2007. At that meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, Golden Capital, or EIMC approved the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Golden Large Cap Core Fund; references to the “funds” are to the Evergreen funds generally.)

The Board of Trustees regularly meets with representatives of Evergreen Investments (“Evergreen”) during the course of the year, and met with representatives of Golden Capital in December of 2007, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreements with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreements, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and Golden Capital would formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. In considering approval of the Fund’s investment advisory agreements with EIMC and Golden Capital, the Trustees considered, among other factors, Golden Capital’s portfolio management team’s investment approach; information regarding Golden Capital’s historical investment performance, as represented by the performance of other investment funds and a composite of accounts managed by Golden Capital, in comparison to comparable funds and the S&P 500 Index and the Russell 1000 Index; the fees to be paid by the Fund to EIMC and affiliates of EIMC and by EIMC to Golden Capital; and the estimated expenses that the Fund would pay after its launch. On the basis of these factors, they determined that Golden appeared qualified to manage the Fund.

The Trustees also considered the proposed investment advisory fee to be paid by the Fund in comparison to comparable mutual funds and to other comparable accounts managed by Evergreen and concluded that the proposed fees and contractual arrangements appeared reasonable and appropriate. The Trustees considered whether further growth in assets of the Fund might

22

ADDITIONAL INFORMATION (unaudited) continued

result in economies of scale and noted that the Fund was in its start-up phase and that the advisory fee for the Fund contemplated breakpoints starting at $1 billion. The Trustees also relied, in part, on comparisons of the Fund’s projected fees and expenses to the fees and expenses of other peer mutual funds, based on data compiled by Evergreen from information provided by an independent data provider. In their consideration of the fees to be paid by the Fund, the Trustees considered information provided by EIMC regarding the projected profitability of the Fund to EIMC.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

581819 03/2008

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

581819 03/2008

Evergreen Golden Mid Cap Core Fund

Evergreen

GOLDEN MID CAP CORE FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENT OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Golden Mid Cap Core Fund, covering the period from December 17, 2007 through January 31, 2008.

Each of the three Golden funds is managed with the investment strategies developed by Golden Capital Management, LLC (“Golden Capital”), a firm that successfully manages core and enhanced index equity portfolios for institutional and high net worth individual investors. Evergreen Golden Large Cap Core Fund is managed to invest in securities of companies diversified across the major economic sectors, with at least 80% of net assets invested in shares of large cap companies with characteristics similar to those typically found in the Standard & Poor’s 500 Index. Evergreen Golden Mid Cap Core Fund is managed to invest in securities of companies, with at least 80% of net assets invested in the stocks of mid cap companies similar to those found in the Russell Midcap Index. The third fund, Evergreen Golden Core Opportunities Fund, is designed to invest in securities of companies diversified across the major sectors, with at least 80% of net assets invested in stocks of small to mid cap companies similar to those found in the Russell 2500 Index.

We are proud to be able to offer retail investors these three mutual funds that follow Golden Capital’s discipline, which combines fundamental equity research and a quantitative approach in pursuit of consistent, long-term returns. As sub-advisor, Golden Capital is responsible for day-to-day portfolio management of these three funds, while Evergreen Investment Management Company, LLC serves as the investment advisor.

1

LETTER TO SHAREHOLDERS continued

The funds were launched during a challenging period in the domestic equity market. Problems that first appeared in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion late in 2007 and early in 2008. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. Corporate earnings growth, meanwhile, fell over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007

2

LETTER TO SHAREHOLDERS continued

and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

We believe the experiences in the investment markets in recent months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Golden Capital Management, LLC

Portfolio Manager:

• John R. Campbell, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/17/2007

	Class A	Class B	Class C	Class I
Class inception date	12/17/2007	12/17/2007	12/17/2007	12/17/2007

Nasdaq symbol	EGMAX	EGMBX	EGMCX	EGMIX

Cumulative return

Since portfolio inception with sales charge	-13.76%	-12.98%	-9.32%	N/A

Since portfolio inception w/o sales charge	-8.50%	-8.40%	-8.40%	-8.40%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of January 31, 2008, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 17, 2007 (commencement of each class’ operations) to January 31, 2008. The hypothetical expense Example for each class is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period

Actual
Class A	$ 1,000.00	$ 915.00	$ 1.47*
Class B	$ 1,000.00	$ 916.00	$ 2.36*
Class C	$ 1,000.00	$ 916.00	$ 2.36*
Class I	$ 1,000.00	$ 916.00	$ 1.18*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.85	$ 6.34**
Class B	$ 1,000.00	$ 1,015.08	$10.13**
Class C	$ 1,000.00	$ 1,015.08	$10.13**
Class I	$ 1,000.00	$ 1,020.11	$ 5.08**

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C and 1.00% for Class I), multiplied by the average account value over the period since each class’ commencement of operations (December 17, 2007), multiplied by 45 / 366 days.

** For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.25% for Class A, 2.00% for Class B, 2.00% for Class C and 1.00% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS A	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0

Net realized and unrealized gains or losses on investments	(0.85)

Net asset value, end of period	$ 9.15

Total return[2]	(8.50%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 459
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.25%[3]
Expenses excluding waivers/reimbursements and expense reductions	5.68%[3]
Net investment income (loss)	(0.17%)[3]
Portfolio turnover rate	0%

1 For the period from December 17, 2007 (commencement of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS B	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gains or losses on investments	(0.83)

Total from investment operations	(0.84)

Net asset value, end of period	$ 9.16

Total return[2]	(8.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 458
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%[3]
Expenses excluding waivers/reimbursements and expense reductions	6.43%[3]
Net investment income (loss)	(0.90%)[3]
Portfolio turnover rate	0%

1 For the period from December 17, 2007 (commencement of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS C	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	(0.01)
Net realized and unrealized gains or losses on investments	(0.83)

Total from investment operations	(0.84)

Net asset value, end of period	$ 9.16

Total return[2]	(8.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 458
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.00%[3]
Expenses excluding waivers/reimbursements and expense reductions	6.43%[3]
Net investment income (loss)	(0.90%)[3]
Portfolio turnover rate	0%

1 For the period from December 17, 2007 (commencement of class operations), to January 31, 2008.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Period Ended
January 31, 2008[1]
CLASS I	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0

Net realized and unrealized gains or losses on investments	(0.84)

Net asset value, end of period	$ 9.16

Total return	(8.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,204
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%[2]
Expenses excluding waivers/reimbursements and expense reductions	5.43%[2]
Net investment income (loss)	0.00%[2]
Portfolio turnover rate	0%

1 For the period from December 17, 2007 (commencement of class operations), to January 31, 2008.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 10.2%
Distributors 2.5%
Genuine Parts Co.	2,565	$112,680

Household Durables 2.6%
Newell Rubbermaid, Inc.	4,870	117,464

Media 2.5%
Omnicom Group, Inc.	2,550	115,694

Textiles, Apparel & Luxury Goods 2.6%
Wolverine World Wide, Inc.	4,760	120,476

CONSUMER STAPLES 7.3%
Beverages 2.4%
Pepsi Bottling Group, Inc.	3,105	108,209

Food Products 2.4%
H.J. Heinz Co.	2,635	112,146

Personal Products 2.5%
NBTY, Inc. *	4,635	112,260

ENERGY 8.8%
Energy Equipment & Services 6.6%
ENSCO International, Inc.	2,190	111,952
Global Industries, Ltd. *	5,265	92,980
Noble Corp.	2,205	96,513

		301,445

Oil, Gas & Consumable Fuels 2.2%
Frontier Oil Corp.	2,940	103,694

FINANCIALS 12.6%
Capital Markets 2.7%
Ameriprise Financial, Inc.	2,240	123,894

Insurance 7.3%
AON Corp.	2,495	108,582
Lincoln National Corp.	2,130	115,787
Principal Financial Group, Inc.	1,810	107,894

		332,263

Real Estate Investment Trusts 2.6%
Potlatch Corp.	2,760	118,487

HEALTH CARE 12.6%
Health Care Equipment & Supplies 2.4%
Dentsply International, Inc.	2,680	110,711

Health Care Providers & Services 5.1%
CIGNA Corp.	2,270	111,593
Laboratory Corporation of America Holdings *	1,635	120,794

		232,387

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 2.5%
Applera Corp. - Applied Biosystems Group	3,660	$115,400

Pharmaceuticals 2.6%
Endo Pharmaceuticals Holdings, Inc. *	4,500	117,630

INDUSTRIALS 13.9%
Aerospace & Defense 4.2%
Precision Castparts Corp.	840	95,592
Spirit AeroSystems Holdings, Inc., Class A	3,575	98,741

		194,333

Commercial Services & Supplies 2.5%
Manpower, Inc.	2,050	115,333

Machinery 4.8%
Parker Hannifin Corp.	1,590	107,500
Terex Corp. *	1,920	112,819

		220,319

Trading Companies & Distributors 2.4%
W.W. Grainger, Inc.	1,350	107,420

INFORMATION TECHNOLOGY 19.9%
Communications Equipment 7.1%
ADC Telecommunications, Inc. *	6,665	98,575
CommScope, Inc. *	2,665	118,193
Harris Corp.	2,010	109,927

		326,695

Electronic Equipment & Instruments 2.3%
Mettler-Toledo International, Inc. *	1,080	107,244

Semiconductors & Semiconductor Equipment 4.9%
Intersil Corp., Class A	5,085	117,108
Lam Research Corp. *	2,755	105,764

		222,872

Software 5.6%
BEA Systems, Inc. *	7,830	146,343
BMC Software, Inc. *	3,410	109,256

		255,599

MATERIALS 4.5%
Chemicals 4.5%
Albemarle Corp.	2,905	105,335
Celanese Corp., Ser. A	2,750	102,245

		207,580

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 7.4%
Electric Utilities 2.5%
PPL Corp.	2,280	$111,538

Independent Power Producers & Energy Traders 2.5%
Constellation Energy Group, Inc.	1,210	113,692

Multi-Utilities 2.4%
Sempra Energy	1,995	111,520

Total Common Stocks (cost $4,871,663)		4,448,985

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø
(cost $147,423)	147,423	147,423

Total Investments (cost $5,019,086) 100.4%		4,596,408
Other Assets and Liabilities (0.4%)		(17,645)

Net Assets 100.0%		$4,578,763

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Information Technology	20.5%
Industrials	14.3%
Health Care	12.9%
Financials	12.9%
Consumer Discretionary	10.5%
Energy	9.1%
Utilities	7.6%
Consumer Staples	7.5%
Materials	4.7%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $4,871,663)	$4,448,985
Investments in affiliated money market fund, at value (cost $147,423)	147,423

Total investments	4,596,408
Dividends receivable	2,642
Receivable from investment advisor	497
Prepaid expenses and other assets	92,808

Total assets	4,692,355

Liabilities
Distribution Plan expenses payable	27
Due to other related parties	3,210
Accrued expenses and other liabilities	110,355

Total liabilities	113,592

Net assets	$4,578,763

Net assets represented by
Paid-in capital	$5,002,292
Undistributed net investment loss	(851)
Net unrealized losses on investments	(422,678)

Total net assets	$4,578,763

Net assets consists of
Class A	$458,799
Class B	457,751
Class C	457,751
Class I	3,204,462

Total net assets	$4,578,763

Shares outstanding (unlimited number of shares authorized)
Class A	50,126
Class B	50,000
Class C	50,000
Class I	350,000

Net asset value per share
Class A	$9.15
Class A — Offering price (based on sales charge of 5.75%)	$9.71
Class B	$9.16
Class C	$9.16
Class I	$9.16

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Period Ended January 31, 2008 (unaudited) (a)

Investment income
Dividends	$4,020
Income from affiliate	2,288

Total investment income	6,308

Expenses
Advisory fee	3,799
Distribution Plan expenses
Class A	146
Class B	584
Class C	584
Administrative services fee	584
Transfer agent fees	3,209
Trustees’ fees and expenses	452
Printing and postage expenses	5,067
Custodian and accounting fees	427
Registration and filing fees	13,078
Professional fees	4,652
Other	489

Total expenses	33,071
Less: Expense reductions	(7)
Fee waivers and expense reimbursements	(25,905)

Net expenses	7,159

Net investment loss	(851)

Net change in unrealized gains or losses on investments	(422,678)

Net decrease in net assets resulting from operations	$(423,529)

(a) For the period from December 17, 2007 (commencement of operations), to January 31, 2008.

See Notes to Financial Statements

14

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended
	January 31, 2008
	(unaudited) (a)

Operations
Net investment loss		$(851)
Net change in unrealized gains or losses on investments		(422,678)

Net decrease in net assets resulting from operations		(423,529)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	50,126	501,187
Class B	50,000	500,550
Class C	50,000	500,550
Class I	350,000	3,500,005

Net increase in net assets resulting from capital share transactions		5,002,292

Total increase in net assets		4,578,763
Net assets
Beginning of period		0

End of period		$4,578,763

Undistributed net investment loss		$(851)

(a) For the period from December 17, 2007 (commencement of operations), to January 31, 2008.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Golden Mid Cap Core Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.65% and declining to 0.55% as average daily net assets increase. For the period ended January 31, 2008, the advisory fee was equivalent to 0.65% of the Fund’s average daily net assets (on an annualized basis).

Golden Capital Management, LLC (“Golden Capital”) is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund. Wachovia Alternative Strategies, Inc., a wholly-owned subsidiary of Wachovia, owns a 45% minority interest in Golden Capital.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the period ended January 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $3,799 and voluntarily reimbursed other expenses in the amount of $22,106.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the period ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $4,871,664 and $0, respectively, for the period ended January 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of January 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Valuation	Investments
	Inputs	in Securities

Level 1	Quoted Prices	$4,596,408
Level 2	Other Significant
	Observable Inputs	0
Level 3	Significant
	Unobservable
	Inputs	0

Total		$4,596,408

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $5,019,086. The gross unrealized appreciation and depreciation on securities based on tax cost was $26,717 and $449,395, respectively, with a net unrealized depreciation of $422,678.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended January 31, 2008, the Fund did not participate in the interfund lending program.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The adoption of FAS 157 has not impacted the financial statement amounts, however, additional disclosures about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the current period have been incorporated into this shareholder report as required.

20

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the proposed investment advisory agreement between the Fund and EIMC and the proposed sub-advisory agreement between EIMC and Golden Capital Management, LLC (“Golden Capital”) at a meeting held in December of 2007. At that meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, Golden Capital, or EIMC approved the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Golden Mid Cap Core Fund; references to the “funds” are to the Evergreen funds generally.)

The Board of Trustees regularly meets with representatives of Evergreen Investments (“Evergreen”) during the course of the year, and met with representatives of Golden Capital in December of 2007, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings.

The disinterested Trustees discussed the approval of the investment advisory agreements with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreements, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and Golden Capital would formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. In considering approval of the Fund’s investment advisory agreements with EIMC and Golden Capital, the Trustees considered, among other factors, Golden Capital’s portfolio management team’s investment approach; information regarding Golden Capital’s historical investment performance, as represented by a composite of accounts managed by Golden Capital, in comparison to comparable funds and the Russell Mid Cap Index; the fees to be paid by the Fund to EIMC and affiliates of EIMC and by EIMC to Golden Capital; and the estimated expenses that the Fund would pay after its launch. On the basis of these factors, they determined that Golden Capital appeared qualified to manage the Fund.

The Trustees also considered the proposed investment advisory fee to be paid by the Fund in comparison to comparable mutual funds and to other comparable accounts managed by Evergreen and concluded that the proposed fees and contractual arrangements appeared reasonable and appropriate. The Trustees considered whether further growth in assets of the Fund might

21

ADDITIONAL INFORMATION (unaudited) continued

result in economies of scale and noted that the Fund was in its start-up phase and that the advisory fee for the Fund contemplated breakpoints starting at $1 billion. The Trustees also relied, in part, on comparisons of the Fund’s projected fees and expenses to the fees and expenses of other peer mutual funds, based on data compiled by Evergreen from information provided by an independent data provider. In their consideration of the fees to be paid by the Fund, the Trustees considered information provided by EIMC regarding the projected profitability of the Fund to EIMC.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

581820 03/2008

Evergreen Intrinsic Value Fund

Evergreen

INTRINSIC VALUE FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Intrinsic Value Fund, covering the six-month period ended January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product

1

LETTER TO SHAREHOLDERS continued

rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in

2

LETTER TO SHAREHOLDERS continued

established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of January 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Metropolitan West Capital Management, LLC

Portfolio Managers:

• Howard Gleicher, CFA

• Gary W. Lisenbee

• David M. Graham

• Jeffrey Peck

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/1/2006

	Class A	Class B	Class C	Class I
Class inception date	8/1/2006	8/1/2006	8/1/2006	8/1/2006

Nasdaq symbol	EIVAX	EIVBX	EIVCX	EIVIX

6-month return with sales charge	-5.23%	-4.64%	-0.77%	N/A

6-month return w/o sales charge	0.52%	0.19%	0.19%	0.65%

Average annual return*

1-year with sales charge	-1.95%	-1.73%	2.26%	N/A

1-year w/o sales charge	4.04%	3.25%	3.25%	4.26%

Since portfolio inception	6.24%	7.27%	9.83%	10.77%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Intrinsic Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 1,005.21	$ 5.80
Class B	$ 1,000.00	$ 1,001.90	$ 9.76
Class C	$ 1,000.00	$ 1,001.93	$ 9.76
Class I	$ 1,000.00	$ 1,006.52	$ 4.74
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.36	$ 5.84
Class B	$ 1,000.00	$ 1,015.38	$ 9.83
Class C	$ 1,000.00	$ 1,015.38	$ 9.83
Class I	$ 1,000.00	$ 1,020.41	$ 4.77

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.94% for Class B, 1.94% for Class C and 0.94% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2008	Year Ended
CLASS A	(unaudited)	July 31, 2007[1]

Net asset value, beginning of period	$ 11.53	$ 10.00

Income from investment operations
Net investment income (loss)	0.02	0.07
Net realized and unrealized gains or losses on investments	0.04[2]	1.49
Total from investment operations	0.06	1.56

Distributions to shareholders from
Net investment income	(0.05)	(0.03)
Net realized gains	(0.42)	0
Total distributions to shareholders	(0.47)	(0.03)

Net asset value, end of period	$ 11.12	$ 11.53

Total return[3]	0.52%	15.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$97,440	$81,087
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[4]	1.21%
Expenses excluding waivers/reimbursements and expense reductions	1.18%[4]	1.33%
Net investment income (loss)	0.63%[4]	1.14%
Portfolio turnover rate	9%	91%

1 Class A commenced operations on August 1, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2008	Year Ended
CLASS B	(unaudited)	July 31, 2007[1]

Net asset value, beginning of period	$ 11.48	$ 10.00

Income from investment operations
Net investment income (loss)	(0.01)	0.02
Net realized and unrealized gains or losses on investments	0.03[2]	1.47
Total from investment operations	0.02	1.49

Distributions to shareholders from
Net investment income	0	(0.01)
Net realized gains	(0.42)	0
Total distributions to shareholders	(0.42)	(0.01)

Net asset value, end of period	$ 11.08	$ 11.48

Total return[3]	0.19%	14.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,996	$24,084
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.94%[4]	1.97%
Expenses excluding waivers/reimbursements and expense reductions	1.97%[4]	2.09%
Net investment income (loss)	(0.14%)[4]	0.44%
Portfolio turnover rate	9%	91%

1 Class B commenced operations on August 1, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2008	Year Ended
CLASS C	(unaudited)	July 31, 2007[1]

Net asset value, beginning of period	$ 11.48	$ 10.00

Income from investment operations
Net investment income (loss)	(0.01)	0.02
Net realized and unrealized gains or losses on investments	0.03[2]	1.47
Total from investment operations	0.02	1.49

Distributions to shareholders from
Net investment income	0	(0.01)
Net realized gains	(0.42)	0
Total distributions to shareholders	(0.42)	(0.01)

Net asset value, end of period	$ 11.08	$ 11.48

Total return[3]	0.19%	14.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,370	$19,640
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.94%[4]	1.98%
Expenses excluding waivers/reimbursements and expense reductions	1.97%[4]	2.10%
Net investment income (loss)	(0.16%)[4]	0.31%
Portfolio turnover rate	9%	91%

1 Class C commenced operations on August 1, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2008	Year Ended
CLASS I	(unaudited)	July 31, 2007[1]

Net asset value, beginning of period	$ 11.55	$ 10.00

Income from investment operations
Net investment income (loss)	0.05[2]	0.10
Net realized and unrealized gains or losses on investments	0.03[3]	1.48
Total from investment operations	0.08	1.58

Distributions to shareholders from
Net investment income	(0.07)	(0.03)
Net realized gains	(0.42)	0
Total distributions to shareholders	(0.49)	(0.03)

Net asset value, end of period	$ 11.14	$ 11.55

Total return	0.65%	15.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$103,568	$61,469
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%[4]	0.99%
Expenses excluding waivers/reimbursements and expense reductions	0.97%[4]	1.11%
Net investment income (loss)	0.80%[4]	1.18%
Portfolio turnover rate	9%	91%

1 Class I commenced operations on August 1, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 8.3%
Media 3.4%
Time Warner, Inc.	438,000	$6,894,120
Warner Music Group Corp. p	177,700	1,412,715

		8,306,835

Multi-line Retail 2.7%
J.C. Penney Co., Inc. p	140,000	6,637,400

Specialty Retail 2.2%
Home Depot, Inc.	175,000	5,367,250

CONSUMER STAPLES 17.3%
Beverages 2.5%
Diageo plc, ADR	74,900	6,045,179

Food & Staples Retailing 4.8%
Safeway, Inc.	188,000	5,826,120
Sysco Corp.	205,500	5,969,775

		11,795,895

Food Products 4.9%
Archer Daniels Midland Co.	151,850	6,688,993
Kellogg Co.	112,000	5,364,800

		12,053,793

Personal Products 2.5%
L’Oreal Co., ADR p	255,000	6,222,000

Tobacco 2.6%
UST, Inc.	122,000	6,339,120

ENERGY 6.2%
Energy Equipment & Services 2.7%
Weatherford International, Ltd. *	108,400	6,700,204

Oil, Gas & Consumable Fuels 3.5%
ConocoPhillips	108,000	8,674,560

FINANCIALS 22.0%
Capital Markets 4.5%
Charles Schwab Corp.	267,000	5,954,100
Morgan Stanley	105,000	5,190,150

		11,144,250

Commercial Banks 9.4%
East West Bancorp, Inc. p	193,000	4,643,580
Mitsubishi UFJ Financial Group, Inc., ADR	478,000	4,722,640
Synovus Financial Corp.	275,600	3,640,676
Wells Fargo & Co.	112,000	3,809,120
Zions Bancorp	113,000	6,185,620

		23,001,636

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 0.1%
Discover Financial Services	19,500	$341,250

Diversified Financial Services 3.1%
JPMorgan Chase & Co.	159,000	7,560,450

Insurance 4.9%
AFLAC, Inc.	110,500	6,776,965
American International Group, Inc.	93,000	5,129,880

		11,906,845

HEALTH CARE 9.0%
Health Care Equipment & Supplies 4.9%
Baxter International, Inc.	123,700	7,513,538
Hospira, Inc. *	110,000	4,522,100

		12,035,638

Health Care Providers & Services 1.9%
Universal Health Services, Inc., Class B	96,200	4,533,906

Pharmaceuticals 2.2%
Eli Lilly & Co.	107,000	5,512,640

INDUSTRIALS 10.4%
Aerospace & Defense 5.4%
Boeing Co.	84,000	6,987,120
Northrop Grumman Corp.	78,800	6,253,568

		13,240,688

Electrical Equipment 2.0%
Thomas & Betts Corp. *	111,000	5,022,750

Machinery 3.0%
Deere & Co.	83,000	7,284,080

INFORMATION TECHNOLOGY 12.3%
Computers & Peripherals 5.5%
Apple, Inc. *	54,000	7,309,440
International Business Machines Corp.	57,000	6,118,380

		13,427,820

Electronic Equipment & Instruments 1.7%
Molex, Inc.	20,000	480,800
Molex, Inc., Class A	155,200	3,614,608

		4,095,408

Semiconductors & Semiconductor Equipment 2.3%
Texas Instruments, Inc.	184,000	5,691,120

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 2.8%
Oracle Corp. *	340,000	$6,987,000

MATERIALS 2.7%
Chemicals 2.7%
Air Products & Chemicals, Inc.	75,300	6,778,505

TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	184,000	7,082,160

Wireless Telecommunication Services 2.0%
Vodafone Group plc, ADR	140,000	4,872,000

UTILITIES 2.5%
Multi-Utilities 2.5%
Dominion Resources, Inc. p	141,000	6,063,000

Total Common Stocks (cost $234,114,598)		234,723,382

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 7.4%
REPURCHASE AGREEMENTS ^ 4.1%
ABN Amro, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value
$2,000,178 pp	$2,000,000	2,000,000
Banc of America Securities, LLC, 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,088 --	1,000,000	1,000,000
BNP Paribas SA, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value
$1,000,088 pp	1,000,000	1,000,000
Credit Suisse First Boston, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,088 pp	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,088 pp	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,088 pp	1,000,000	1,000,000
JPMorgan Securities, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,088 pp	1,000,000	1,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity
value $1,000,088 pp	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 01/31/2008, maturing
02/01/2008, maturity value $1,000,088 pp	1,000,000	1,000,000

		10,000,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 3.3%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I,
3.72% pp q	678,585	$678,585
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø	7,423,572	7,423,572

		8,102,157

Total Short-Term Investments (cost $18,102,157)		18,102,157

Total Investments (cost $252,216,755) 103.0%		252,825,539
Other Assets and Liabilities (3.0%)		(7,452,261)

Net Assets 100.0%		$245,373,278

p	All or a portion of this security is on loan.
*	Non-income producing security
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 97 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
pp	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR   American Depository Receipt

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Financials	22.9%
Consumer Staples	18.0%
Information Technology	12.9%
Industrials	10.9%
Health Care	9.4%
Consumer Discretionary	8.7%
Energy	6.6%
Telecommunication Services	5.1%
Materials	2.9%
Utilities	2.6%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $244,793,183) including $10,544,020 of securities
loaned	$245,401,967
Investments in affiliated money market fund, at value (cost $7,423,572)	7,423,572

Total investments	252,825,539
Receivable for Fund shares sold	3,120,447
Dividends receivable	263,761
Receivable for securities lending income	4,406
Prepaid expenses and other assets	9,560

Total assets	256,223,713

Liabilities
Payable for Fund shares redeemed	118,821
Payable for securities on loan	10,678,585
Advisory fee payable	4,252
Distribution Plan expenses payable	1,772
Due to other related parties	6,357
Accrued expenses and other liabilities	40,648

Total liabilities	10,850,435

Net assets	$245,373,278

Net assets represented by
Paid-in capital	$243,329,433
Undistributed net investment income	325,481
Accumulated net realized gains on investments	1,109,580
Net unrealized gains on investments	608,784

Total net assets	$245,373,278

Net assets consists of
Class A	$97,439,692
Class B	21,995,507
Class C	22,369,998
Class I	103,568,081

Total net assets	$245,373,278

Shares outstanding (unlimited number of shares authorized)
Class A	8,760,793
Class B	1,984,904
Class C	2,019,471
Class I	9,296,838

Net asset value per share
Class A	$11.12
Class A — Offering price (based on sales charge of 5.75%)	$11.80
Class B	$11.08
Class C	$11.08
Class I	$11.14

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,392)	$1,634,935
Income from affiliate	196,978
Securities lending	11,510

Total investment income	1,843,423

Expenses
Advisory fee	645,687
Distribution Plan expenses
Class A	94,567
Class B	118,245
Class C	106,029
Administrative services fee	103,761
Transfer agent fees	127,614
Trustees’ fees and expenses	3,351
Printing and postage expenses	15,995
Custodian and accounting fees	29,311
Registration and filing fees	64,747
Professional fees	12,758
Other	4,563

Total expenses	1,326,628
Less: Expense reductions	(2,200)
Fee waivers	(28,594)

Net expenses	1,295,834

Net investment income	547,589

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,112,552
Net change in unrealized gains or losses on investments	(2,003,470)

Net realized and unrealized gains or losses on investments	(890,918)

Net decrease in net assets resulting from operations	$(343,329)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2008		Year Ended
	(unaudited)		July 31, 2007

Operations
Net investment income		$547,589		$752,416
Net realized gains on investments		1,112,552		6,976,101
Net change in unrealized gains or losses
on investments		(2,003,470)		(5,304,743)

Net increase (decrease) in net assets
resulting from operations		(343,329)		2,423,774

Distributions to shareholders from
Net investment income
Class A		(434,161)		(31,857)
Class B		0		(2,981)
Class C		0		(3,846)
Class I		(481,869)		(19,810)
Net realized gains
Class A		(2,951,263)		0
Class B		(839,088)		0
Class C		(769,342)		0
Class I		(2,419,380)		0

Total distributions to shareholders		(7,895,103)		(58,494)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,637,999	29,898,735	3,786,755	42,209,437
Class B	94,549	1,089,156	702,101	7,696,700
Class C	507,877	5,883,136	1,140,041	12,645,265
Class I	4,335,367	49,968,390	5,551,342	62,350,064

		86,839,417		124,901,466

Net asset value of shares issued in
reinvestment of distributions
Class A	281,689	3,168,824	2,230	24,823
Class B	69,499	772,828	112	1,246
Class C	61,400	682,150	252	2,803
Class I	217,901	2,459,154	1,132	12,600

		7,082,956		41,472

Automatic conversion of Class B shares
to Class A shares
Class A	44,958	526,911	0	0
Class B	(45,200)	(526,911)	0	0

		0		0

Payment for shares redeemed
Class A	(1,238,058)	(14,214,146)	(698,606)	(8,254,512)
Class B	(231,015)	(2,656,574)	(239,554)	(2,837,011)
Class C	(260,619)	(2,966,715)	(144,966)	(1,724,332)
Class I	(579,069)	(6,753,347)	(472,118)	(5,545,673)

		(26,590,782)		(18,361,528)

Net asset value of shares issued in
acquisition
Class A	0	0	3,943,826	46,701,803
Class B	0	0	1,634,412	19,309,100
Class C	0	0	715,486	8,449,319
Class I	0	0	242,283	2,873,207

		0		77,333,429

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2008	Year Ended
	(unaudited)	July 31, 2007

Capital share transactions
continued
Net increase in net assets resulting from
capital share transactions	$67,331,591	$183,914,839

Total increase in net assets	59,093,159	186,280,119
Net assets
Beginning of period	186,280,119	0

End of period	$245,373,278	$186,280,119

Undistributed net investment income	$325,481	$693,922

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intrinsic Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase. For the six months ended January 31, 2008, the advisory fee was equivalent to 0.62% of the Fund’s average daily net assets (on an annualized basis).

Metropolitan West Capital Management, LLC, an indirect subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2008, EIMC contractually waived its advisory fee in the amount of $28,594.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Class A assets received from GMO Pelican Fund through the acquisition of Evergreen Large Cap Value Fund (see Note 5) are not assessed a distribution fee.

For the six months ended January 31, 2008, EIS received $5,981 from the sale of Class A shares and $30,368 and $5,333 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Evergreen Large Cap Value Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Large Cap Value Fund at an exchange ratio of 0.98 for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $7,916,997. The aggregate net assets of the Fund and Evergreen Large Cap Value Fund immediately prior to the acquisition were $112,749,249 and $77,333,429, respectively. The aggregate net assets of the Fund immediately after the acquisition were $190,082,678.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $72,603,728 and $18,613,240, respectively, for the six months ended January 31, 2008.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended January 31, 2008, the Fund loaned securities to certain brokers. At January 31, 2008, the value of securities on loan and the total amount of collateral received for securities loaned amounted to $10,544,020 and $10,678,585, respectively.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $252,216,755. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,455,318 and $15,846,534, respectively, with a net unrealized appreciation of $608,784.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2008, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended January 31, 2008, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, Metropolitan West Capital Management, LLC (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Intrinsic Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

24

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific

26

ADDITIONAL INFORMATION (unaudited) continued

fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that the Fund had recently commenced operations and so had only a limited operating history.

The Trustees noted that the Fund’s management fee was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30,
2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of
December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen
Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

579104 rv1 03/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

579104rv1 3/2008

Evergreen Small Cap Value Fund

Evergreen

SMALL CAP VALUE FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
March 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Small Cap Value Fund, covering the six-month period ended January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product

1

LETTER TO SHAREHOLDERS continued

rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500(R) Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in

2

LETTER TO SHAREHOLDERS continued

established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of January 31, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Sub-Advisor:
• J.L. Kaplan Associates, LLC

Portfolio Managers:
• Paul Weisman
• Regina Wiedenski

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS
Portfolio inception date: 12/30/1997

	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

Nasdaq symbol	ESKAX	ESKBX	ESKCX	ESKIX

6-month return with sales charge	-16.57%	-15.83%	-12.64%	N/A

6-month return w/o sales charge	-11.48%	-11.85%	-11.84%	-11.39%

Average annual return*

1-year with sales charge	-15.37%	-14.46%	-11.61%	N/A

1-year w/o sales charge	-10.21%	-10.90%	-10.90%	-9.98%

5-year	11.37%	11.71%	11.97%	13.02%

10-year	8.71%	9.39%	9.39%	9.90%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund’s predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I does not and Institutional shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Small Cap Value Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 885.23	$ 7.53
Class B	$ 1,000.00	$ 881.51	$11.07
Class C	$ 1,000.00	$ 881.57	$11.07
Class I	$ 1,000.00	$ 886.11	$ 6.35
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.14	$ 8.06
Class B	$ 1,000.00	$ 1,013.37	$11.84
Class C	$ 1,000.00	$ 1,013.37	$11.84
Class I	$ 1,000.00	$ 1,018.40	$ 6.80

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.59% for Class A, 2.34% for Class B, 2.34% for Class C and 1.34% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,					Year Ended
	January 31, 2008						August 31,
CLASS A	(unaudited)	2007	2006	2005	2004	2003[1,2]	2002[2]

Net asset value, beginning of period	$ 21.95	$ 24.12	$ 24.45	$ 20.94	$ 18.50	$ 16.72	$ 17.51

Income from investment operations
Net investment income (loss)	(0.02)	0.02	(0.04)	(0.12)	(0.07)	(0.10)	(0.14)
Net realized and unrealized gains or losses on
investments	(2.34)	3.37	0.99	5.04	3.02	1.91	(0.16)

Total from investment operations	(2.36)	3.39	0.95	4.92	2.95	1.81	(0.30)

Distributions to shareholders from
Net investment income	(0.09)	0	0	0	0	0	0
Net realized gains	(2.00)	(5.56)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)

Total distributions to shareholders	(2.09)	(5.56)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)

Net asset value, end of period	$ 17.50	$ 21.95	$ 24.12	$ 24.45	$ 20.94	$ 18.50	$ 16.72

Total return[3]	(11.48%)	13.97%	4.12%	24.39%[4]	16.16%	10.86%	(1.76%)

Ratios and supplemental data
Net assets, end of period (thousands)	$64,914	$85,292	$91,139	$100,763	$66,878	$35,905	$26,335
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.59%[5]	1.47%	1.43%	1.53%	1.60%	1.76%[5]	1.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.59%[5]	1.47%	1.43%	1.53%	1.60%	1.81%[5]	1.86%
Net investment income (loss)	(0.11%)[5]	0.07%	(0.11%)	(0.59%)	(0.54%)	(0.70%)[5]	(0.80%)
Portfolio turnover rate	18%	23%	42%	56%	43%	27%	31%

1 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

2 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscover ed Managers Small Cap Value Fund (“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transactio n. The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.

3 Excluding applicable sales charges

4 Total return increased 0.16% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 21.60	$ 23.97	$ 24.48	$ 21.11	$ 18.76	$ 16.21

Income from investment operations
Net investment income (loss)	(0.12)	(0.13)	(0.24)	(0.22)	(0.12)	(0.06)[2]
Net realized and unrealized gains or losses on investments	(2.28)	3.32	1.01	5.00	2.98	2.61

Total from investment operations	(2.40)	3.19	0.77	4.78	2.86	2.55

Distributions to shareholders from
Net realized gains	(2.00)	(5.56)	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 17.20	$ 21.60	$ 23.97	$ 24.48	$ 21.11	$ 18.76

Total return[3]	(11.85%)	13.16%	3.35%	23.49%[4]	15.45%	15.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,265	$9,601	$10,178	$11,086	$5,663	$163
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	2.34%[5]	2.22%	2.18%	2.24%	2.25%	2.47%[5]
Expenses excluding waivers/reimbursements and expense
reductions	2.34%[5]	2.22%	2.18%	2.24%	2.25%	2.47%[5]
Net investment income (loss)	(0.86%)[5]	(0.68%)	(0.86%)	(1.29%)	(1.20%)	(1.40%)[5]
Portfolio turnover rate	18%	23%	42%	56%	43%	27%

1 For the period from April 25, 2003 (commencem ent of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 21.61	$ 23.99	$ 24.50	$ 21.12	$ 18.77	$ 16.21

Income from investment operations
Net investment income (loss)	(0.13)	(0.16)	(0.26)	(0.20)	(0.12)	(0.05)[2]
Net realized and unrealized gains or losses on investments	(2.27)	3.34	1.03	4.99	2.98	2.61

Total from investment operations	(2.40)	3.18	0.77	4.79	2.86	2.56

Distributions to shareholders from
Net realized gains	(2.00)	(5.56)	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 17.21	$ 21.61	$ 23.99	$ 24.50	$ 21.12	$ 18.77

Total return[3]	(11.84%)	13.11%	3.35%	23.53%[4]	15.44%	15.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,812	$9,075	$10,188	$11,976	$5,510	$ 11
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	2.34%[5]	2.22%	2.18%	2.24%	2.25%	2.39%[5]
Expenses excluding waivers/reimbursements and expense
reductions	2.34%[5]	2.22%	2.18%	2.24%	2.25%	2.39%[5]
Net investment income (loss)	(0.86%)[5]	(0.68%)	(0.86%)	(1.30%)	(1.20%)	(1.29%)[5]
Portfolio turnover rate	18%	23%	42%	56%	43%	27%

1 For the period from April 25, 2003 (commencem ent of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,					Year Ended
	January 31, 2008						August 31,
CLASS I	(unaudited)	2007	2006	2005	2004	2003[1,2]	2002[2]

Net asset value, beginning of period	$ 22.81	$ 24.81	$ 25.05	$ 21.36	$ 18.80	$ 16.94	$ 17.67

Income from investment operations
Net investment income (loss)	0.02[3]	0.10[3]	0.03	(0.07)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gains or losses on
investments	(2.45)	3.46	1.01	5.17	3.12	1.94	(0.16)

Total from investment operations	(2.43)	3.56	1.04	5.10	3.07	1.89	(0.24)

Distributions to shareholders from
Net investment income	(0.18)	0	0	0	0	0	0
Net realized gains	(2.00)	(5.56)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)

Total distributions to shareholders	(2.18)	(5.56)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)

Net asset value, end of period	$ 18.20	$ 22.81	$ 24.81	$ 25.05	$ 21.36	$ 18.80	$ 16.94

Total return	(11.39%)	14.30%	4.39%	24.76%[4]	16.55%	11.19%	(1.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$59,513	$104,898	$348,269	$335,601	$216,778	$154,397	$108,157
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.34%[5]	1.20%	1.18%	1.24%	1.26%	1.40%[5]	1.40%
Expenses excluding waivers/reimbursements
and expense reductions	1.34%[5]	1.20%	1.18%	1.24%	1.26%	1.45%[5]	1.51%
Net investment income (loss)	0.14%[5]	0.39%	0.14%	(0.30%)	(0.21%)	(0.35%)[5]	(0.45%)
Portfolio turnover rate	18%	23%	42%	56%	43%	27%	31%

1 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

2 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscover ed Managers Small Cap Value Fund (“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transactio n. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Total return increased 0.14% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 14.6%
Automobiles 2.1%
Thor Industries, Inc. (r)	84,600	$ 2,988,072

Hotels, Restaurants & Leisure 2.3%
Papa John’s International, Inc. *	125,000	3,161,250

Household Durables 2.2%
Ethan Allen Interiors, Inc. (r)	100,000	3,095,000

Specialty Retail 8.0%
Charlotte Russe Holding, Inc. *	135,000	2,434,050
Group 1 Automotive, Inc. (r)	199,700	5,280,068
Men’s Wearhouse, Inc. (r)	130,000	3,313,700

		11,027,818

CONSUMER STAPLES 2.0%
Food Products 2.0%
Reddy Ice Holdings, Inc.	125,000	2,803,750

ENERGY 11.5%
Energy Equipment & Services 7.1%
Complete Production Services, Inc. *	250,000	3,975,000
Superior Energy Services, Inc. *	145,000	5,813,050

		9,788,050

Oil, Gas & Consumable Fuels 4.4%
Newfield Exploration Co. *	45,000	2,244,600
W&T Offshore, Inc. (r)	135,000	3,819,150

		6,063,750

FINANCIALS 18.7%
Commercial Banks 9.5%
American West Bancorp (r)	170,000	2,070,600
Prosperity Bancshares, Inc.	200,000	5,750,000
Whitney Holding Corp. (r)	200,000	5,368,000

		13,188,600

Consumer Finance 2.3%
Cash America International, Inc.	99,400	3,231,494

Insurance 4.6%
HCC Insurance Holdings, Inc.	230,000	6,407,800

Real Estate Investment Trusts 2.3%
Ashford Hospitality Trust	500,000	3,125,000

HEALTH CARE 3.0%
Health Care Providers & Services 3.0%
Owens & Minor, Inc.	100,000	4,132,000

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 23.6%
Aerospace & Defense 4.4%
Esterline Technologies Corp. *	130,000	$ 6,056,700

Air Freight & Logistics 3.3%
Pacer International, Inc.	270,000	4,625,100

Building Products 1.5%
NCI Building Systems, Inc. *	72,150	2,075,034

Electrical Equipment 3.1%
Ametek, Inc.	96,700	4,258,668

Machinery 9.1%
Barnes Group, Inc. (r)	166,000	4,423,900
Commercial Vehicle Group, Inc. *	290,000	2,900,000
Gehl Co. *	50,000	884,000
Kennametal, Inc.	142,000	4,349,460

		12,557,360

Road & Rail 2.2%
YRC Worldwide, Inc. * (r)	170,000	3,112,700

INFORMATION TECHNOLOGY 12.1%
Electronic Equipment & Instruments 10.0%
Arrow Electronics, Inc. *	160,000	5,475,200
Benchmark Electronics, Inc. *	309,500	5,493,625
Nu Horizons Electronics Corp. *	42,100	237,865
TTM Technologies, Inc. *	265,700	2,702,169

		13,908,859

IT Services 2.1%
Perot Systems Corp., Class A * (r)	234,300	2,844,402

MATERIALS 13.6%
Chemicals 11.2%
Albemarle Corp. (r)	145,000	5,257,700
Cytec Industries, Inc.	85,000	4,811,850
Scotts Miracle-Gro Co., Class A (r)	140,000	5,465,600

		15,535,150

Metals & Mining 2.4%
Commercial Metals Co.	115,300	3,268,755

Total Common Stocks (cost $124,949,829)		137,255,312

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 25.1%
CORPORATE BONDS 2.9%
Consumer Finance 0.7%
Toyota Motor Credit Corp., FRN, 3.30%, 05/08/2008 (rr)	$ 1,000,000	$ 999,572

Diversified Financial Services 2.2%
Bank of America Corp., FRN, 3.175%, 06/13/2008 (rr)	3,000,000	3,001,041

REPURCHASE AGREEMENTS ^ 21.7%
ABN Amro, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value
$2,000,178 (rr)	2,000,000	2,000,000
Banc of America Securities, LLC, 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $5,000,444 (rr)	5,000,000	5,000,000
Bear Stearns Cos., 3.23%, dated 01/31/2008, maturing 02/01/2008, maturity
value $5,000,449 (rr)	5,000,000	5,000,000
BNP Paribas SA, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value
$2,000,178 (rr)	2,000,000	2,000,000
Credit Suisse First Boston, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $1,000,089 (rr)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $2,000,178 (rr)	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.21%, dated 01/31/2008,
maturing 02/01/2008, maturity value $2,000,178 (rr)	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $2,000,178 (rr)	2,000,000	2,000,000
JPMorgan Securities, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $3,000,267 (rr)	3,000,000	3,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $2,000,178 (rr)	2,000,000	2,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 01/31/2008, maturing
02/01/2008, maturity value $4,000,356 (rr)	4,000,000	4,000,000

		30,000,000

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 0.5%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I,
3.72% (rr) q	765,097	$ 765,097

Total Short-Term Investments (cost $34,765,097)		34,765,710

Total Investments (cost $159,714,926) 124.2%		172,021,022
Other Assets and Liabilities (24.2%)		(33,515,974)

Net Assets 100.0%		$ 138,505,048

(r)	All or a portion of this security is on loan.
*	Non-income producing security
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 163 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
(rr)	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by sector as of January 31, 2008:
Industrials	23.8%
Financials	18.9%
Consumer Discretionary	14.8%
Materials	13.7%
Information Technology	12.2%
Energy	11.6%
Health Care	3.0%
Consumer Staples	2.0%

100.0%

See Notes to Financial Statements
14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $129,714,926) including $34,505,194
of securities loaned	$ 142,021,022
Investments in repurchase agreements, at value (cost $30,000,000)	30,000,000

Total investments	172,021,022
Receivable for securities sold	2,449,658
Receivable for Fund shares sold	86,408
Dividends receivable	6,158
Receivable for securities lending income	6,229
Prepaid expenses and other assets	45,428

Total assets	174,614,903

Liabilities
Payable for securities purchased	7,797
Payable for Fund shares redeemed	438,852
Payable for securities on loan	34,765,097
Due to custodian bank	848,992
Advisory fee payable	3,328
Distribution Plan expenses payable	811
Due to other related parties	2,087
Accrued expenses and other liabilities	42,891

Total liabilities	36,109,855

Net assets	$ 138,505,048

Net assets represented by
Paid-in capital	$ 87,858,169
Overdistributed net investment loss	(115,396)
Accumulated net realized gains on investments	38,456,179
Net unrealized gains on investments	12,306,096

Total net assets	$ 138,505,048

Net assets consists of
Class A	$ 64,914,385
Class B	7,264,935
Class C	6,812,327
Class I	59,513,401

Total net assets	$ 138,505,048

Shares outstanding (unlimited number of shares authorized)
Class A	3,710,414
Class B	422,417
Class C	395,810
Class I	3,270,360

Net asset value per share
Class A	$ 17.50
Class A — Offering price (based on sales charge of 5.75%)	$ 18.57
Class B	$ 17.20
Class C	$ 17.21
Class I	$ 18.20

See Notes to Financial Statements
15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2008 (unaudited)

Investment income
Dividends	$ 1,121,594
Income from affiliate	140,068
Securities lending	25,623

Total investment income	1,287,285

Expenses
Advisory fee	783,339
Distribution Plan expenses
Class A	97,914
Class B	44,016
Class C	41,247
Administrative services fee	86,681
Transfer agent fees	177,155
Trustees’ fees and expenses	2,068
Printing and postage expenses	20,259
Custodian and accounting fees	25,624
Registration and filing fees	36,322
Professional fees	14,368
Interest expense	2,605
Other	16,861

Total expenses	1,348,459
Less: Expense reductions	(2,436)

Net expenses	1,346,023

Net investment loss	(58,738)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	24,667,688
Net change in unrealized gains or losses on investments	(43,691,965)

Net realized and unrealized gains or losses on investments	(19,024,277)

Net decrease in net assets resulting from operations	$ (19,083,015)

See Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2008		Year Ended
	(unaudited)		July 31, 2007

Operations
Net investment income (loss)	$ (58,738)		$ 1,061,536
Net realized gains on investments	24,667,688		71,686,637
Net change in unrealized gains or losses
on investments	(43,691,965)		(7,737,412)

Net increase (decrease) in net assets
resulting from operations	(19,083,015)		65,010,761

Distributions to shareholders from
Net investment income
Class A	(360,886)		0
Class I	(602,941)		0
Net realized gains
Class A	(7,329,973)		(19,300,356)
Class B	(837,101)		(2,220,991)
Class C	(789,010)		(2,131,996)
Class I	(6,544,508)		(58,101,797)

Total distributions to shareholders	(16,464,419)		(81,755,140)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	396,521	7,752,875	503,228	12,316,452
Class B	14,102	294,599	24,092	581,449
Class C	32,508	623,221	38,061	926,332
Class I	287,405	5,837,860	2,762,563	68,619,476

14,508,555			82,443,709

Net asset value of shares issued in
reinvestment of distributions
Class A	368,932	7,033,120	745,608	17,393,645
Class B	41,318	773,065	88,082	2,029,070
Class C	35,427	663,187	75,308	1,735,556
Class I	322,599	6,411,347	1,187,324	28,699,902

14,880,719			49,858,173

Automatic conversion of Class B shares
to Class A shares
Class A	4,281	89,940	7,124	174,772
Class B	(4,357)	(89,940)	(7,201)	(174,772)

0			0

Payment for shares redeemed
Class A	(944,908)	(18,532,836)	(1,148,999)	(28,208,946)
Class B	(73,227)	(1,414,623)	(84,985)	(2,070,905)
Class C	(92,092)	(1,767,236)	(118,135)	(2,848,640)
Class I	(1,938,579)	(42,488,533)	(13,387,531)	(333,336,911)

(64,203,228)			(366,465,402)

Net decrease in net assets resulting
from capital share transactions	(34,813,954)		(234,163,520)

Total decrease in net assets	(70,361,388)		(250,907,899)
Net assets
Beginning of period	208,866,436		459,774,335

End of period	$ 138,505,048		$ 208,866,436

Undistributed (overdistributed) net
investment income (loss)	$ (115,396)		$ 907,169

See Notes to Financial Statements
17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Small Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation
All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

f. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. For the six months ended January 31, 2008, the advisory fee was equivalent to 0.90% of the Fund’s average daily net assets (on an annualized basis).

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS
EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2008, EIS received $715 from the sale of Class A shares and $26, $13,321 and $577 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $30,623,994 and $78,812,438, respectively, for the six months ended January 31, 2008.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended January 31, 2008, the Fund loaned securities to certain brokers. At January 31, 2008, the value of securities on loan and the total amount of collateral received for securities loaned amounted to $34,505,194 and $34,765,097, respectively.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $159,714,926. The gross unrealized appreciation and depreciation on securities based on tax cost was $29,906,262 and $17,600,166, respectively, with a net unrealized appreciation of $12,306,096.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended January 31, 2008, the Fund had average borrowings outstanding of $47,447 (on an annualized basis) at an average rate of 5.49% and paid interest of $2,605.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, J.L. Kaplan Associates, LLC (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Small Cap Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

23

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

24

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific

25

ADDITIONAL INFORMATION (unaudited) continued

fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Russell 2000 Value Index, and a majority of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s relative performance had improved quite recently at a time when portfolio management responsibility for the Fund was being transitioned within Kaplan.

The Trustees noted that the management fee paid by the Fund was higher than the management fees paid by most of the other mutual funds against which the Trustees compared the Fund’s management fee, but also noted that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered information regarding the rates at which other clients pay advisory fees to EIMC or its affiliates for advisory services that are comparable to the advisory services they provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, and concluded that the performance of those accounts did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

26

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $274 billion in assets as of December 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

569091 rv5 03/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

569091  rv5    03/2008

Evergreen Special Values Fund

Evergreen

SPECIAL VALUES FUND

Semiannual Report
as of January 31, 2008

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2008

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Special Values Fund, covering the six-month period ended January 31, 2008.

Investors in the domestic equity market faced challenging and increasingly stormy conditions over the six-month period ended January 31, 2008. Problems in the housing and subprime mortgage markets led to a tightening of credit, which in turn contributed to widening fears of a dramatic deceleration in the economy’s expansion. As the economy weakened, equity prices generally declined across companies of all sizes. Large cap stocks held up somewhat better than mid cap and small cap shares, while growth stocks outperformed more economically sensitive value stocks. Fixed income investors, meanwhile, sought out the highest-quality securities and attempted to avoid credit risk. Longer-maturity Treasuries outperformed other sectors, while the prices of corporate bonds and many asset-backed securities fell as the yield spreads between Treasuries and lower-rated securities widened. In this environment, the price of gold surged while the dollar remained weak.

The U.S. economy exhibited increasing signs of weakness in the latter half of 2007 and the first month of 2008 after experiencing solid growth early in 2007. Although housing and credit-related concerns began weighing on investor sentiment early in the year, the economy’s growth trajectory continued to be supported early in 2007 by the combination of solid trends in employment, income, investment and export trends. That began to change in the latter months of 2007, however, as each of these pillars of support began to weaken. Growth in Gross Domestic Product

LETTER TO SHAREHOLDERS continued

rose by just 0.6% during the final quarter of 2007 as economic output slowed because of a sharp reduction in business inventories. The rate of corporate earnings growth, meanwhile, declined over the second half of 2007. Payrolls dropped by 17,000 in January 2008, contributing to growing concerns about the outlook for consumer spending, which accounts for up to 70% of economic output. Faced with growing evidence of the economy’s deceleration, the Federal Reserve Board (the “Fed”) began to focus more on stimulating growth and less on watching inflation. The Fed cut the target fed funds rate from 5.25% to 4.25% during the last four months of 2007 and then slashed the rate by an additional 1.25% in two separate actions within just eight days of each other in January 2008. Also in early 2008, Congress passed, and President Bush signed, a $168 billion fiscal stimulus bill that contained rebates for taxpayers, tax breaks for businesses and additional assistance for Social Security recipients and disabled veterans.

Over the six-month period ended January 31, 2008, the management teams of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced, fundamentally sound corporations. The portfolio manager of both Evergreen Disciplined Value Fund and Evergreen Disciplined Small-Mid Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities among larger and smaller companies, respectively. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and operational costs. Managers of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and increase their dividends to shareholders. The managers of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the managers of Evergreen Fundamental Mid Cap Value Fund, which was launched on September 28, 2007, emphasized mid-sized companies selling at what the managers believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in

LETTER TO SHAREHOLDERS continued

established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the managers of Evergreen Small Cap Value Fund and Evergreen Special Values Fund each focused on higher-quality small companies that the managers believed to have reasonable prices and strong balance sheets.

We believe the experiences in the investment markets during the past six months have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE
as of January 31, 2008

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• James M. Tringas, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

Nasdaq symbol	ESPAX	ESPBX	ESPCX	ESPIX	ESPRX

6-month return with
sales charge	-15.54%	-14.31%	-11.44%	N/A	N/A

6-month return w/o
sales charge	-10.39%	-10.68%	-10.71%	-10.24%	-10.44%

Average annual return*

1-year with sales charge	-16.95%	-16.07%	-13.25%	N/A	N/A

1-year w/o sales charge	-11.88%	-12.52%	-12.54%	-11.63%	-12.06%

5-year	13.63%	13.91%	14.16%	15.31%	14.77%

10-year	9.31%	9.27%	9.40%	10.25%	9.86%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund’s predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Values Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The Fund is currently closed to new investors.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

The example illustrates your fund’s costs in two ways:

  Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2007	1/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 896.06	$ 6.24
Class B	$ 1,000.00	$ 893.23	$ 9.80
Class C	$ 1,000.00	$ 892.92	$ 9.80
Class I	$ 1,000.00	$ 897.58	$ 5.06
Class R	$ 1,000.00	$ 895.63	$ 7.43
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.55	$ 6.65
Class B	$ 1,000.00	$ 1,014.78	$10.43
Class C	$ 1,000.00	$ 1,014.78	$10.43
Class I	$ 1,000.00	$ 1,019.81	$ 5.38
Class R	$ 1,000.00	$ 1,017.29	$ 7.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.31% for Class A, 2.06% for Class B, 2.06% for Class C, 1.06% for Class I and 1.56% for Class R), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 27.25	$ 28.55	$ 30.03	$ 25.16	$ 20.62	$ 18.09

Income from investment operations
Net investment income (loss)	0.06	0.30	0.07	0.35	0	(0.02)
Net realized and unrealized gains or losses on investments	(2.67)	3.43	1.95	5.87	4.54	3.12

Total from investment operations	(2.61)	3.73	2.02	6.22	4.54	3.10

Distributions to shareholders from
Net investment income	(0.27)	(0.10)	(0.21)	(0.18)	0	0
Net realized gains	(4.52)	(4.93)	(3.29)	(1.17)	0	(0.57)

Total distributions to shareholders	(4.79)	(5.03)	(3.50)	(1.35)	0	(0.57)

Net asset value, end of period	$ 19.85	$ 27.25	$ 28.55	$ 30.03	$ 25.16	$ 20.62

Total return[1]	(10.39%)	13.30%	7.82%	25.55%	22.02%	17.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$698,021	$959,305	$923,225	$1,161,899	$659,114	$375,118
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.31%[2]	1.31%	1.31%	1.35%	1.37%	1.24%
Expenses excluding waivers/reimbursements
and expense reductions	1.35%[2]	1.32%	1.34%	1.40%	1.45%	1.36%
Net investment income (loss)	0.65%[2]	1.07%	0.33%	1.36%	(0.01%)	(0.13%)
Portfolio turnover rate	24%	45%	49%	42%	38%	45%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 26.17	$ 27.69	$ 29.25	$ 24.54	$ 20.26	$ 17.92

Income from investment operations
Net investment income (loss)	(0.02)	0.08	(0.13)	0.15	(0.16)	(0.19)[1]
Net realized and unrealized gains or losses on investments	(2.57)	3.33	1.86	5.73	4.44	3.10

Total from investment operations	(2.59)	3.41	1.73	5.88	4.28	2.91

Distributions to shareholders from
Net investment income	(0.06)	0	0	0	0	0
Net realized gains	(4.52)	(4.93)	(3.29)	(1.17)	0	(0.57)

Total distributions to shareholders	(4.58)	(4.93)	(3.29)	(1.17)	0	(0.57)

Net asset value, end of period	$ 19.00	$ 26.17	$ 27.69	$ 29.25	$ 24.54	$ 20.26

Total return[2]	(10.68%)	12.46%	6.94%	24.69%	21.13%	16.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$117,493	$163,723	$179,710	$211,594	$202,069	$159,896
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.06%[3]	2.06%	2.06%	2.06%	2.06%	2.02%
Expenses excluding waivers/reimbursements
and expense reductions	2.10%[3]	2.07%	2.09%	2.11%	2.14%	2.12%
Net investment income (loss)	(0.09%)[3]	0.30%	(0.42%)	0.62%	(0.71%)	(0.99%)
Portfolio turnover rate	24%	45%	49%	42%	38%	45%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 26.24	$ 27.75	$ 29.30	$ 24.61	$ 20.31	$ 17.96

Income from investment operations
Net investment income (loss)	(0.03)	0.09	(0.12)	0.19	(0.14)	(0.18)[1]
Net realized and unrealized gains or losses on investments	(2.56)	3.33	1.86	5.70	4.44	3.10

Total from investment operations	(2.59)	3.42	1.74	5.89	4.30	2.92

Distributions to shareholders from
Net investment income	(0.05)	0	0	(0.03)	0	0
Net realized gains	(4.52)	(4.93)	(3.29)	(1.17)	0	(0.57)

Total distributions to shareholders	(4.57)	(4.93)	(3.29)	(1.20)	0	(0.57)

Net asset value, end of period	$ 19.08	$ 26.24	$ 27.75	$ 29.30	$ 24.61	$ 20.31

Total return[2]	(10.71%)	12.48%	6.97%	24.66%	21.17%	16.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$79,394	$131,213	$137,808	$151,718	$106,126	$65,833
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.06%[3]	2.06%	2.06%	2.07%	2.07%	2.01%
Expenses excluding waivers/reimbursements
and expense reductions	2.10%[3]	2.07%	2.09%	2.12%	2.15%	2.13%
Net investment income (loss)	(0.09%)[3]	0.31%	(0.42%)	0.63%	(0.71%)	(0.95%)
Portfolio turnover rate	24%	45%	49%	42%	38%	45%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 27.46	$ 28.73	$ 30.20	$ 25.28	$ 20.66	$ 18.13

Income from investment operations
Net investment income (loss)	0.09	0.37	0.15	0.44	0.07	0.04
Net realized and unrealized gains or losses on
investments	(2.70)	3.47	1.94	5.90	4.55	3.11

Total from investment operations	(2.61)	3.84	2.09	6.34	4.62	3.15

Distributions to shareholders from
Net investment income	(0.33)	(0.18)	(0.27)	(0.25)	0[1]	(0.05)
Net realized gains	(4.52)	(4.93)	(3.29)	(1.17)	0	(0.57)

Total distributions to shareholders	(4.85)	(5.11)	(3.56)	(1.42)	0	(0.62)

Net asset value, end of period	$ 20.00	$ 27.46	$ 28.73	$ 30.20	$ 25.28	$ 20.66

Total return	(10.24%)	13.62%	8.05%	25.91%	22.39%	17.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$801,869	$1,067,452	$1,072,390	$1,069,191	$1,002,368	$689,126
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%[2]	1.06%	1.06%	1.06%	1.06%	0.97%
Expenses excluding waivers/reimbursements
and expense reductions	1.10%[2]	1.07%	1.09%	1.11%	1.14%	1.08%
Net investment income (loss)	0.90%[2]	1.32%	0.58%	1.64%	0.30%	0.15%
Portfolio turnover rate	24%	45%	49%	42%	38%	45%

1 Amount represents less than $0.005 per share.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2008
CLASS R	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$27.02	$28.36	$29.89	$25.12	$22.01

Income from investment operations
Net investment income (loss)	0.03	0.24	0.03[2]	0.32	(0.01)
Net realized and unrealized gains or losses on investments	(2.62)	3.39	1.89	5.83	3.12

Total from investment operations	(2.59)	3.63	1.92	6.15	3.11

Distributions to shareholders from
Net investment income	(0.21)	(0.04)	(0.16)	(0.21)	0
Net realized gains	(4.52)	(4.93)	(3.29)	(1.17)	0

Total distributions to shareholders	(4.73)	(4.97)	(3.45)	(1.38)	0

Net asset value, end of period	$19.70	$27.02	$28.36	$29.89	$25.12

Total return	(10.44%)	13.01%	7.50%	25.32%	14.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,757	$7,732	$6,990	$5,928	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.56%[3]	1.56%	1.56%	1.57%	1.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.60%[3]	1.57%	1.59%	1.62%	1.69%[3]
Net investment income (loss)	0.40%[3]	0.83%	0.09%	1.11%	(0.23%)[3]
Portfolio turnover rate	24%	45%	49%	42%	38%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 88.5%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.6%
Modine Manufacturing Co.	430,299	$6,643,817
Superior Industries International, Inc. (p)	189,673	3,455,842

		10,099,659

Hotels, Restaurants & Leisure 3.8%
IHOP Corp. (p)	206,195	10,977,822
Ruby Tuesday, Inc. (p)	1,693,939	13,026,391
Triarc Companies, Inc., Class A	1,214,841	11,480,247
Triarc Companies, Inc., Class B	3,097,301	28,804,899

		64,289,359

Household Durables 3.2%
BLYTH, Inc. (p)	457,980	9,979,384
Cavco Industries, Inc. * (p)	302,034	9,927,858
Dixie Group, Inc. * +	602,447	5,000,310
Ethan Allen Interiors, Inc. (p)	427,689	13,236,974
Furniture Brands International, Inc.	456,825	4,362,679
Helen of Troy Corp. *	280,547	4,769,299
Tupperware Brands Corp.	170,723	6,316,751

		53,593,255

Media 0.7%
Journal Communications, Inc., Class A (p)	1,513,211	12,483,991

Specialty Retail 2.7%
Charming Shoppes, Inc. * (p)	695,056	4,483,111
Children’s Place Retail Stores, Inc. * (p)	242,000	4,486,680
Christopher & Banks Corp.	533,014	6,806,589
Finish Line, Inc., Class A	213,815	478,946
Foot Locker, Inc.	1,158,030	15,853,431
Zale Corp. * (p)	865,781	14,198,808

		46,307,565

Textiles, Apparel & Luxury Goods 1.7%
Delta Apparel Co.	201,410	1,792,549
K-Swiss, Inc., Class A (p)	218,235	3,963,147
Kellwood Co.	441,344	8,818,053
Kenneth Cole Productions, Inc., Class A (p)	612,331	10,599,450
Oxford Industries, Inc. (p)	165,000	3,757,050

		28,930,249

CONSUMER STAPLES 3.2%
Food & Staples Retailing 1.9%
Casey’s General Stores, Inc. (p)	1,225,229	31,855,954

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.6%
American Italian Pasta Co., Class A * (p)	412,701	$2,806,367
Tootsie Roll Industries, Inc.	1	25
TreeHouse Foods, Inc. *	371,822	7,759,925

		10,566,317

Household Products 0.4%
WD-40 Co.	212,159	7,162,488

Personal Products 0.3%
Prestige Brands Holdings, Inc. *	680,060	5,080,048

ENERGY 8.7%
Energy Equipment & Services 1.1%
Atwood Oceanics, Inc. * (p)	181,704	15,097,785
WSP Holdings, Ltd. *	314,800	2,556,176

		17,653,961

Oil, Gas & Consumable Fuels 7.6%
BioFuel Energy Corp. * (p)	453,198	2,932,191
Forest Oil Corp. *	349,678	15,812,439
Mariner Energy, Inc. * (p)	1,445,468	36,223,428
Stone Energy Corp. * (p)	1,025,779	42,056,939
Venoco, Inc. *	76,420	1,168,462
Whiting Petroleum Corp. *	584,255	31,397,864

		129,591,323

FINANCIALS 18.9%
Capital Markets 1.8%
ACA Capital Holdings, Inc. * (p)	401,664	301,248
Apollo Investment Corp. (p)	539,914	8,195,895
Knight Capital Group, Inc., Class A *	1,142,694	19,140,124
Westwood Holdings Group, Inc. +	85,344	2,925,592

		30,562,859

Commercial Banks 5.6%
Amcore Financial, Inc. +	831,322	18,430,409
BancorpSouth, Inc. (p)	938,785	23,019,008
First Citizens Bancshares, Inc., Class A	287,633	39,215,883
Renasant Corp. (p)	179,700	3,768,309
UMB Financial Corp.	251,248	10,585,078

		95,018,687

Consumer Finance 0.2%
Advance America Cash Advance Centers, Inc.	315,305	2,821,980

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 8.6%
Assured Guaranty, Ltd. (p)	818,937	$19,376,049
Endurance Specialty Holdings, Ltd. (p)	892,513	36,164,627
Hilb, Rogal & Hobbs Co. (p)	864,528	31,278,623
IPC Holdings, Ltd.	862,982	22,204,527
Stewart Information Services Corp.	1,081,024	37,003,452

		146,027,278

Real Estate Investment Trusts 0.6%
Deerfield Capital Corp. (p)	1,233,853	9,858,485

Real Estate Management & Development 0.5%
Forest City Enterprises, Inc., Class A (p)	240,941	9,601,499

Thrifts & Mortgage Finance 1.6%
BankAtlantic Bancorp, Inc., Class A	529,246	2,990,240
NewAlliance Bancshares, Inc. (p)	2,012,593	24,754,894

		27,745,134

HEALTH CARE 2.3%
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp. *	174,058	8,053,664
Syneron Medical, Ltd. *	97,095	1,477,786

		9,531,450

Health Care Providers & Services 0.7%
AMN Healthcare Services, Inc. *	523,104	8,170,884
Cross Country Healthcare, Inc. *	278,054	3,511,822

		11,682,706

Life Sciences Tools & Services 0.6%
Cambrex Corp.	1,156,255	10,984,422

Pharmaceuticals 0.4%
Alpharma, Inc., Class A (p)	351,434	7,211,426

INDUSTRIALS 16.8%
Aerospace & Defense 1.0%
GenCorp, Inc. * (p)	1,398,814	16,422,076

Building Products 0.5%
Apogee Enterprises, Inc.	464,916	8,112,784
Simpson Manufacturing Co. (p)	43,105	1,187,543

		9,300,327

Commercial Services & Supplies 3.4%
Deluxe Corp.	233,373	5,675,632
Heidrick & Struggles International, Inc.	452,763	12,441,927
Kelly Services, Inc., Class A	288,841	4,973,842
Korn/Ferry International *	727,935	11,712,474
Viad Corp.	854,243	22,851,000

		57,654,875

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.3%
EnerSys, Inc. *	78,220	$1,802,189
Franklin Electric Co., Inc. (p)	251,995	9,485,092
Superior Essex, Inc. *	443,510	10,666,415

		21,953,696

Machinery 7.0%
Briggs & Stratton Corp. (p)	501,258	10,451,229
Crane Co.	262,355	10,722,449
EnPro Industries, Inc. * (p)	305,782	9,173,460
Gardner Denver, Inc. *	402,500	13,057,100
Kadant, Inc. * +	1,016,949	26,877,962
Mueller Industries, Inc.	1,663,841	46,587,548
Xerium Technologies, Inc.	318,419	1,515,675

		118,385,423

Marine 0.7%
Horizon Lines, Inc., Class A (p)	670,397	12,596,760

Road & Rail 2.4%
Arkansas Best Corp. (p)	556,708	17,141,039
Dollar Thrifty Automotive Group, Inc. *	476,003	11,619,233
Werner Enterprises, Inc. (p)	620,497	12,639,524

		41,399,796

Trading Companies & Distributors 0.5%
NuCo2, Inc. * (p)	311,660	8,791,929

INFORMATION TECHNOLOGY 12.2%
Communications Equipment 1.0%
Avocent Corp. *	196,306	3,258,679
Black Box Corp. (p)	308,247	10,252,295
CommScope, Inc. *	95,539	4,237,155

		17,748,129

Computers & Peripherals 4.9%
Adaptec, Inc. *	3,440,268	10,733,636
Electronics for Imaging, Inc. *	619,171	9,138,964
Imation Corp.	1,964,965	50,912,243
Quantum Corp. *	3,710,968	8,535,227
Silicon Graphics, Inc. * (p)	205,239	4,299,757

		83,619,827

Electronic Equipment & Instruments 2.4%
AVX Corp.	744,995	9,707,285
Coherent, Inc. *	259,081	6,736,106
Insight Enterprises, Inc. *	149,528	2,582,349
Kemet Corp. * (p)	762,283	3,971,494

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Orbotech, Ltd. *	801,194	$13,732,465
Technitrol, Inc.	190,616	4,319,359

		41,049,058

IT Services 0.2%
Gevity HR, Inc.	421,940	2,962,019

Semiconductors & Semiconductor Equipment 2.6%
Cabot Microelectronics Corp. * (p)	295,536	10,219,635
Cirrus Logic, Inc.	58,173	239,964
Conexant Systems, Inc. *	1,764,600	1,217,574
Cymer, Inc. *	28,862	779,563
DSP Group, Inc. *	689,409	7,893,733
Exar Corp. *	868,069	7,126,846
Lattice Semiconductor Corp. *	2,108,918	5,588,633
Standard Microsystems Corp. * (p)	136,528	4,084,918
Teradyne, Inc. *	320,460	3,515,446
Trident Microsystems, Inc. *	387,678	1,950,020
Zoran Corp. *	164,239	1,938,020

		44,554,352

Software 1.1%
Borland Software Corp. * (p)	1,148,397	2,870,992
Corel Corp. *	776,340	5,775,970
Novell, Inc. *	1,507,459	9,587,439

		18,234,401

MATERIALS 9.1%
Chemicals 1.6%
A. Schulman, Inc.	608,978	12,417,061
American Pacific Corp. * +	360,844	5,380,184
Arch Chemicals, Inc. (p)	293,835	9,893,425

		27,690,670

Containers & Packaging 1.3%
Owens-Illinois, Inc. *	229,400	11,561,760
Packaging Corporation of America (p)	426,022	10,326,774

		21,888,534

Metals & Mining 3.3%
Quanex Corp. (p)	1,078,481	56,523,189

Paper & Forest Products 2.9%
Glatfelter	587,197	8,490,869
Neenah Paper, Inc. (p)	957,621	25,951,529
Schweitzer-Mauduit International, Inc.	624,203	14,880,999

		49,323,397

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Citizens Communications Co.	310,586	$3,562,421

UTILITIES 4.4%
Electric Utilities 3.5%
Allete, Inc. (p)	996,292	38,347,279
El Paso Electric Co. * (p)	877,512	20,560,106

		58,907,385

Gas Utilities 0.9%
Atmos Energy Corp. (p)	551,758	15,846,490

Total Common Stocks (cost $1,603,865,050)		1,507,074,849

EXCHANGE TRADED FUNDS 3.5%
iShares Russell 2000 Index Fund (p)	161,212	11,426,706
iShares Russell 2000 Value Index Fund (p)	710,701	48,128,672

Total Exchange Traded Funds (cost $63,862,724)		59,555,378

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 28.9%
CERTIFICATES OF DEPOSIT 0.9%
Credit Industries, 3.90%, 03/20/2008 (pp)	$ 9,000,000	9,003,222
Unicredito Italiano SpA, 4.86%, 05/06/2008 (pp)	6,500,000	6,496,854

		15,500,076

COMMERCIAL PAPER 0.7%
Cheyne Finance, LLC, FRN, SIV, 3.17%, 05/19/2008 (pp) + (h) •	15,000,000	11,933,051

CORPORATE BONDS 5.6%
Capital Markets 0.5%
Citigroup Global Markets, Inc., 3.25%, 02/01/2008 (pp)	9,000,000	9,000,000

Consumer Finance 2.7%
Beta Finance, Inc., FRN, SIV, 3.20%, 07/18/2008 (pp) +	20,000,000	19,853,300
Cortland Capital, LLC, FRN, SIV, 3.18%, 04/10/2008 (pp) +	10,000,000	9,973,400
Toyota Motor Credit Corp., FRN, 3.30%, 05/08/2008 (pp)	5,000,000	4,997,860
White Pine Finance, LLC, FRN, SIV, 4.19%, 03/17/2008 (pp) +	10,000,000	9,977,930

		44,802,490

Diversified Financial Services 2.4%
Bank of America Corp., FRN, 3.18%, 06/13/2008 (pp)	10,000,000	10,003,470
Natixis Corp., FRN, 3.18%, 02/11/2008 (pp)	10,000,000	9,999,860
Premier Asset Collateralized Entity, LLC, FRN, SIV, 4.22%, 05/15/2008 (pp) +	11,000,000	10,969,200
Sigma Finance, Inc., FRN, SIV, 3.09%, 06/16/2008 (pp) +	10,000,000	9,925,100

		40,897,630

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS ^ 13.8%
ABN AMRO, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value
$24,002,140 (pp)	$ 24,000,000	$24,000,000
Bank of America Securities, LLC, 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $35,003,111 (pp)	35,000,000	35,000,000
Bear Stearns & Co., Inc., 3.23%, dated 01/31/2008, maturing 02/01/2008,
maturity value $16,001,436 (pp)	16,000,000	16,000,000
BNP Paribas SA, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value
$2,000,178 (pp)	2,000,000	2,000,000
Cantor Fitzgerald & Co., 3.30%, dated 01/31/2008, maturing 02/01/2008,
maturity value $25,002,292 (pp)	25,000,000	25,000,000
Credit Suisse First Boston, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $25,002,229 (pp)	25,000,000	25,000,000
Deutsche Bank Securities, Inc.,3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $14,001,248 (pp)	14,000,000	14,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.21%, dated 01/31/2008,
maturing 02/01/2008, maturity value $15,001,338 (pp)	15,000,000	15,000,000
Greenwich Capital Markets, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008,
maturity value $18,001,605 (pp)	18,000,000	18,000,000
JPMorgan Securities, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008,
maturity value $25,002,222 (pp)	25,000,000	25,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity
value $14,001,244 (pp)	14,000,000	14,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 01/31/2008, maturing
02/01/2008, maturity value $22,001,956 (pp)	22,000,000	22,000,000

		235,000,000

YANKEE OBLIGATIONS - CORPORATE 0.6%
Commercial Banks 0.6%
BNP Paribas SA, FRN, 3.10%, 02/22/2008 (pp)	10,000,000	9,999,590

	Shares	Value

MUTUAL FUND SHARES 7.3%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I,
3.72% (pp) q	1,433,957	1,433,957
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø	123,215,410	123,215,410

		124,649,367

Total Short-Term Investments (cost $495,147,514)		491,782,204

Total Investments (cost $2,162,875,288) 120.9%		2,058,412,431
Other Assets and Liabilities (20.9%)		(355,878,171)

Net Assets 100.0%		$ 1,702,534,260

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

(p)	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 163 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note
SIV	Structured Investment Vehicles

The following table shows the percent of total long-term investments by sector as of January 31, 2008:

Financials	20.5%
Industrials	18.3%
Consumer Discretionary	13.8%
Information Technology	13.3%
Materials	9.9%
Energy	9.4%
Utilities	4.8%
Consumer Staples	3.5%
Health Care	2.5%
Telecommunication Services	0.2%
Other	3.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $1,804,659,878) including $367,371,907
of securities loaned	$1,700,197,021
Investments in repurchase agreements, at value (cost $235,000,000)	235,000,000
Investments in affiliated money market fund, at value (cost $123,215,410)	123,215,410

Total investments	2,058,412,431
Receivable for securities sold	17,878,386
Receivable for Fund shares sold	5,642,773
Dividends receivable	848,780
Receivable for securities lending income	216,394
Prepaid expenses and other assets	21,848

Total assets	2,083,020,612

Liabilities
Payable for securities purchased	2,655,708
Payable for Fund shares redeemed	5,619,718
Payable for securities on loan	371,932,104
Advisory fee payable	31,512
Distribution Plan expenses payable	9,956
Due to other related parties	47,171
Accrued expenses and other liabilities	190,183

Total liabilities	380,486,352

Net assets	$1,702,534,260

Net assets represented by
Paid-in capital	$1,793,728,865
Undistributed net investment income	157,242
Accumulated net realized gains on investments	13,111,010
Net unrealized losses on investments	(104,462,857)

Total net assets	$1,702,534,260

Net assets consists of
Class A	$698,021,414
Class B	117,493,133
Class C	79,393,759
Class I	801,869,013
Class R	5,756,941

Total net assets	$1,702,534,260

Shares outstanding (unlimited number of shares authorized)
Class A	35,156,179
Class B	6,183,168
Class C	4,161,932
Class I	40,084,761
Class R	292,248

Net asset value per share
Class A	$19.85
Class A— Offering price (based on sales charge of 5.75%)	$21.06
Class B	$19.00
Class C	$19.08
Class I	$20.00
Class R	$19.70

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2008 (unaudited)

Investment income
Dividends	$15,676,317
Income from affiliate	2,787,295
Securities lending	1,698,707

Total investment income	20,162,319

Expenses
Advisory fee	8,071,321
Distribution Plan expenses
Class A	1,068,927
Class B	722,577
Class C	551,809
Class R	17,617
Administrative services fee	1,024,602
Transfer agent fees	1,708,376
Trustees’ fees and expenses	20,658
Printing and postage expenses	96,122
Custodian and accounting fees	270,488
Registration and filing fees	27,621
Professional fees	49,979
Other	26,361

Total expenses	13,656,458
Less: Expense reductions	(57,458)
Fee waivers	(371,078)

Net expenses	13,227,922

Net investment income	6,934,397

Net realized and unrealized gains or losses on investments
Net realized gains on investments	69,680,991
Net change in unrealized gains or losses on investments	(294,299,490)

Net realized and unrealized gains or losses on investments	(224,618,499)

Net decrease in net assets resulting from operations	$(217,684,102)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2008		Year Ended
	(unaudited)		July 31, 2007

Operations
Net investment income		$6,934,397		$26,982,867
Net realized gains on investments		69,680,991		396,115,412
Net change in unrealized gains or
losses on investments		(294,299,490)		(112,375,522)

Net increase (decrease) in net assets
resulting from operations		(217,684,102)		310,722,757

Distributions to shareholders from
Net investment income
Class A		(9,958,633)		(3,754,846)
Class B		(409,364)		0
Class C		(224,396)		0
Class I		(13,513,724)		(7,252,380)
Class R		(65,026)		(12,022)
Net realized gains
Class A		(144,060,915)		(157,437,138)
Class B		(25,609,881)		(30,313,852)
Class C		(19,260,967)		(23,657,403)
Class I		(158,062,068)		(179,101,506)
Class R		(1,179,159)		(1,161,420)

Total distributions to shareholders		(372,344,133)		(402,690,567)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,380,948	54,674,354	5,902,093	168,072,944
Class B	69,644	1,525,735	161,410	4,389,045
Class C	167,253	3,447,797	257,074	6,905,677
Class I	5,012,794	117,767,323	8,129,152	233,486,496
Class R	34,494	749,881	61,530	1,721,789

		178,165,090		414,575,951

Net asset value of shares issued in
reinvestment of distributions
Class A	6,858,428	144,328,255	5,632,329	152,126,906
Class B	1,193,467	23,877,477	1,065,022	27,669,283
Class C	781,578	15,684,550	725,716	18,897,581
Class I	6,593,901	140,148,123	5,090,146	138,668,076
Class R	50,435	1,050,139	36,422	975,196

		325,088,544		338,337,042

Automatic conversion of Class B
shares to Class A shares
Class A	116,980	2,861,510	250,219	7,148,072
Class B	(122,127)	(2,861,510)	(259,428)	(7,148,072)

		0		0

Payment for shares redeemed
Class A	(9,407,798)	(217,950,214)	(8,918,960)	(254,766,289)
Class B	(1,212,802)	(26,775,063)	(1,200,969)	(33,135,880)
Class C	(1,788,255)	(39,629,837)	(947,665)	(26,128,872)
Class I	(10,399,788)	(253,966,535)	(11,664,769)	(335,944,923)
Class R	(78,820)	(1,794,609)	(58,299)	(1,668,349)

		(540,116,258)		(651,644,313)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2008	Year Ended
	(unaudited)	July 31, 2007

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(36,862,624)	$101,268,680

Total increase (decrease) in net assets	(626,890,859)	9,300,870
Net assets
Beginning of period	2,329,425,119	2,320,124,249

End of period	$1,702,534,260	$2,329,425,119

Undistributed net investment income	$157,242	$17,393,988

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Special Values Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Currently, shares of the Fund are only available for purchase by existing shareholders holding accounts directly with the Fund or through certain financial intermediaries, retirement plans or plan providers.

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend.

e. Federal taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Special Values Fund, increase. For the six months ended January 31, 2008, the advisory fee was equivalent to 0.78% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $371,078.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2008, the Fund paid brokerage commissions of $161,556 to Wachovia Securities, LLC.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2008, EIS received $4,573 from the sale of Class A shares and $1,193, $136,717 and $3,365 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $457,645,925 and $824,094,029, respectively, for the six months ended January 31, 2008.

During the six months ended January 31, 2008, the Fund loaned securities to certain brokers. At January 31, 2008, the value of securities on loan and the total amount of collateral received for securities loaned amounted to $367,371,907and $371,932,104, respectively.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $2,165,352,586. The gross unrealized appreciation and depreciation on securities based on tax cost was $152,248,649 and $259,188,804, respectively, with a net unrealized depreciation of $106,940,155.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended January 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Special Values Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and five-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Russell 2000 Value Index, but that, for the three- and ten-year periods ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index. The Trustees noted that for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had outperformed a majority of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was near but higher than the average management fee of the other mutual funds against which the Trustees compared the Fund’s management fee and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

The Trustees considered information regarding the rates at which other clients pay advisory fees to EIMC or its affiliates for advisory services that are comparable to the advisory services they provide to the Fund. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from

ADDITIONAL INFORMATION (unaudited) continued

managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates, and concluded that the performance of those accounts did not reflect any substantial difference in the quality of the service provided by EIMC and its affiliates to those accounts.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

562796 rv5 03/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2008

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 30, 2008